GS Mortgage-Backed Securities Trust 2024-RPL4

Exhibit 99.1 - Schedule 4

Unique ID	LOANID	LOANID2	SLOANID	Final Current Event Level	Current Exceptions	Servicing Comments	Status Date	Last Action Date per Servicer
2570320792	XXXX	XXXX	XXXX	2	[2] Current Status - Delinquent	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XX/XX/XXXX.  No contact prior to XX/XX/XXXX. On XX/XX/XXXX, borrower called regarding Loss Draft item. On XX/XX/XXXX, borrower provided authorization for third party, borrower spouse. On XX/XX/XXXX, borrower called in reference to check status for XXX damage on XX/XX/XXXX. On XX/XX/XXXX, authorized third party called stated received document referencing Mod. Agent advised do not see a Mod done and will have to open research request and advised borrower to call back. On XX/XX/XXXX, borrower called regarding claim funds and wanted to know when they would be available. On XX/XX/XXXX, borrower called about Document Status for loss on XX/XX/XXXX. Agent advised we cannot accept broken up files and provided fax# to borrower. On XX/XX/XXXX, ATP calling in to acquire document status. Advised ATP that we are missing the first page of the AWS and once obtained can put a request in to have all pages put under one file. Advised borrower to upload the first page. On XX/XX/XXXX, Authorized party called about Claim - Next Steps for COL XXX on DOL XX/XX/XXXX. Borrower wanted to see status of draw check and was advised of cyber-attack prolonging process of draw checks. Advised that draw check has been requested and at the time no eta on when check will be sent out. Advised of inspection process and monitored claim process. No additional contact noted in comments.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is Reinstatement.
						ADDITIONAL INFORMATION: Comment XX/XX/XXXX: Received inspection resulting in XX% completed. Final draw for $X.XX released to borrower.	04/30/2024	XX/XX/XXXX
2570320034	XXXX	XXXX	XXXX	3	[3] Deceased Borrower(s) - No Death Certificate Received

[1] Current Status - Performing

[1] Deceased Borrower(s) - Trustee/Heir(s) identified and documented

[1] Performing Loan and Weak Possibility of Going Delinquent	LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XX/XX/XXXX.  There was no contact prior to XX/XX/XXXX. On XX/XX/XXXX, borrower called received an escrow refund check and Bank will not allow borrower to deposit the check. Also stated will pay XX/XX on XXX. Co-borrower is deceased. Placed request to have check reissued.  On XX/XX/XXXX, borrower called to see if check was reissued. No additional contact noted in comments.  Borrower is deceased and ---.  The date of death is XX/XX/XXXX.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
						ADDITIONAL INFORMATION: N/A	04/30/2024	XX/XX/XXXX
2570320356	XXXX	XXXX	XXXX	1	[1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent	LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: No evidence of recent contact with the borrower.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: The loan has been modified.  The modification date is unavailable.  The modified principal balance is unavailable.  The modification interest rate is unavailable.  The modification maturity date is unavailable.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
						ADDITIONAL INFORMATION: There has been no contact with the borrower from XX/XX/XXXX through XX/XX/XXXX. There was no evidence of skip tracing efforts. There have been a total of XX attempts to contact the borrower in the last XX months. No detrimental issues were noted. The loan is currently performing.	04/30/2024	XX/XX/XXXX
2570321596	XXXX	XXXX	XXXX	1	[1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent	LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XX/XX/XXXX.  OnXX/XX/XXXX, spoke to borrower who state updated the Insurance Policy and is sending it in to Servicer. Also stated spouse is disable and was requested borrower send in the proof of 100% Tax Exemption. Welcome call completed. Many attempts were made to contact borrower with no response.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
						ADDITIONAL INFORMATION: N/A	04/30/2024	XX/XX/XXXX
2570321493	XXXX	XXXX	XXXX	2	[2] Current Status - Delinquent [2] Delinquency Prognosis - Temporary	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XX/XX/XXXX.  On XX/XX/XXXX, borrower call in to make a payment.  On XX/XX/XXXX, borrower call in and left a number to call back. On XX/XX/XXXX, borrower called to report damage to XXX, date of loss XX/XX/XXXX. On XX/XX/XXXX, borrower called to cancel the one time draft effective XX/XX/XXXX. On XX/XX/XXXX, borrower called confirm payment was scheduled XX/XX/XXXX. On XX/XX/XXXX, borrower called to schedule a payment for $X.XX. On XX/XX/XXXX, borrower called in stated RFD: Excessive Obligations and requested a Repayment Plan. Agent provided all workout options. A Repayment Plan was set up. On XX/XX/XXXX, spoke to borrower requested payment over the phone and borrower agreed. Borrower made a payment for $X.XX. Borrower stated  would be able to make XX payments next month and stated RFD is due to unforeseen expenses. Hardship resolved. On XX/XX/XXXX, borrower called wanted to speak with only SPOC. On XX/XX/XXXX, call and spoke with borrower who stated just had an unexpected expense, but one payment already schedule for XX/XX/XXXX and another for XX/XX/XXXX. On XX/XX/XXXX, spoke to borrower said unable to pay rest of total amount due today, will pay in XX. Agent offered a workout option and borrower refused. On XX/XX/XXXX, spoke to borrower who stated will try to make XX payments in XXX on XX/XX/XXXX and XX/XX/XXXX. On XX/XX/XXXX, spoke to borrower and advised borrower of the XX payments that have been set up and would receive a Demand Letter if account id more than 60 days past due. On XX/XX/XXXX, spoke to borrower who requested a Repayment Plan and was advised would need to go over financials. Borrower then stated will make a payment for $X.XX, on XX/XX/XXXX and another on XX/XX/XXXX, and no assistance will be needed. On XX/XX/XXXX, Spoke to borrower stated already setup a payment for XX/XX/XXXX and requested a call back in the afternoon. On XX/XX/XXXX, spoke to borrower who confirmed payment schedule on the account and making another payment by end of XXX. On XX/XX/XXXX, spoke to borrower who wanted to arrange a partial payment. Wanted to receive a callback nex day. On XX/XX/XXXX, spoke to borrower who arranged a payment of $X.XX, for XX/XX/XXXX and another for XX/XX/XXXX for $X.XX. No additional contact noted in comments.
REASON FOR DEFAULT: The reason for default is excessive obligations.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is Modification.
						ADDITIONAL INFORMATION: N/A	04/30/2024	XX/XX/XXXX
2570321802	XXXX	XXXX	XXXX	3	[3] There is evidence of property damage. [1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent	LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XX/XX/XXXX.  There was no contact prior to XX/XX/XXXX.  On XX/XX/XXXX, a payment was made.  On XX/XX/XXXX, the homeowner discussed the insurance policy details and status.  From XX/XX/XXXX to XX/XX/XXXX, the borrower discussed filing a claim with the insurance carrier for XXX damage to XXX.  The servicer provided the phone number for the claim department.  On XX/XX/XXXX, the customer reported a new claim for damage that occurred on XX/XX/XXXX.  On XX/XX/XXXX, the homeowner discussed the claim status for damage to XXX.  On XX/XX/XXXX, the borrower was instructed to allow 1-3 business days to allow the check to post to the account.  The call was transferred to the loss draft department.   There was no additional contact.  The loan is performing.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: The loan has been modified.  The modification date is XX/XX/XXXX.  The modified principal balance is unavailable.  The modification interest rate is unavailable.  The modification maturity date is unavailable.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is evidence of property damage and the nature of the damage is XXX.  A non-monitored claim was filed on XX/XX/XXXX for XXX damage to the XXX that occurred on XX/XX/XXXX.  All claim funds totaling $X.XX were released by XX/XX/XXXX.  The claim was closed on XX/XX/XXXX.  There is no final inspection on file.  The damage repair amount is estimated at $X.XX.  Property repair is in process.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
						ADDITIONAL INFORMATION: N/A	04/30/2024	XX/XX/XXXX
2570321177	XXXX	XXXX	XXXX	2	[2] Current Status - Delinquent	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XX/XX/XXXX.  On XX/XX/XXXX the borrower called to make a payment. There was no contact with the borrower from XX/XX/XXXX through XX/XX/XXXX. On XX/XX/XXXX the borrower provided an updated email address and made a promise to pay on XX/XX/XXXX. Loss mitigation options were discussed. On XX/XX/XXXX the borrower called to make a payment in the amount of $X.XX and wanted to discuss the expired insurance policy. On XX/XX/XXXX the borrower called to speak to the insurance department and the call was disconnected while verification was being performed. On XX/XX/XXXX the borrower stated that they had difficulties making the payment and made a payment by phone in the amount of $X.XX. On XX/XX/XXXX the borrower stated that the reason for default was due to the death of a family member and made a promise to pay on XX/XX/XXXX. Workout options were declined. The loan is currently XX days delinquent.
REASON FOR DEFAULT: The reason for default is death of family member.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is Reinstatement.
						ADDITIONAL INFORMATION: N/A	04/30/2024	XX/XX/XXXX
2570320019	XXXX	XXXX	XXXX	2	[2] Current Status - Delinquent	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XX/XX/XXXX.  On XX/XX/XXXX and XX/XX/XXXX, borrower called to update servicer on contractor dispute. On XX/XX/XXXX and XX/XX/XXXX, borrower called to discuss loss draft. On XX/XX/XXXX, borrower called to request final inspection. On XX/XX/XXXX, borrower made XX of XX past due payments. On XX/XX/XXXX, borrower called to discuss loss draft payment. On XX/XX/XXXX, a welcome call was completed. On XX/XX/XXXX, borrower promised to pay. On XX/XX/XXXX, borrower set up payment. On XX/XX/XXXX and XX/XX/XXXX, borrower called to discuss insurance claim. On XX/XX/XXXX, borrower called to set up payment and discuss modification. On XX/XX/XXXX borrower set up a payment. On XX/XX/XXXX, borrower called to discuss assistance options. On XX/XX/XXXX and XX/XX/XXXX, borrower requested a call back from an interpreter. On XX/XX/XXXX, borrower called to discuss several assistance options and reinstatement. On XX/XX/XXXX, borrower called to discuss modification approval. On XX/XX/XXXX, borrower promised to pay by XX/XX/XXXX, and confirmed trial modification was in place. On XX/XX/XXXX, borrower called to set up XX repayment plan payment. On XX/XX/XXXX, borrower called requesting a Spanish speaking agent, but call was then dropped. On XX/XX/XXXX, borrower called to set up a payment. No further contact evident.
REASON FOR DEFAULT: The reason for default is curtailment of income.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: The loan is currently in an active trial to modification plan.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is Reinstatement.
						ADDITIONAL INFORMATION: N/A	04/30/2024	XX/XX/XXXX
2570319605	XXXX	XXXX	XXXX	3	[3] Property Damage - Fire - No evidence of repair [1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent	LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XX/XX/XXXX.  First contact with borrower was made on XX/XX/XXXX, borrower advised will bring loan current this month. On XX/XX/XXXX, borrower called to make the XXX payment and stated loss of income resolved. Available Loss Mitt options were discussed with borrower. On XX/XX/XXXX, borrower called to make a payment and agent assessed borrowers financial  and explored options to avoid Foreclosure. Borrower got another call and hung up. On XX/XX/XXXX, borrower called to schedule a payment. On XX/XX/XXXX, called and spoke to borrower to borrower who schedule a payment. Credit Counseling was discussed, Reinstatement, Repayment    Plan, Forbearance, Modification, Short Sale, Deed In Lieu.Borrower stated will try to make the XXX payment. On XX/XX/XXXX, borrower called and wanter to know how to endorse the Insurance check. On XX/XX/XXXX, On XX/XX/XXXX, borrower call with an Insurance for Loss, wanted to have the check endorsed and released but claim is monitored. On XX/XX/XXXX, Co-borrower called regarding claim. On XX/XX/XXXX, called and spoke to borrower who scheduled a payment. On XX/XX/XXXX, spoke to borrower who promised to will catch up by XX. On XX/XX/XXXX, spoke to borrower who promised to pay $X.XX, by XX/XX/XXXX. On XX/XX/XXXX, spoke to borrower who stated to give them by end of week. Borrower refused workout options. On XX/XX/XXXX, borrower called to schedule a payment. On XX/XX/XXXX, spoke to borrower  who stated will be making payment soon. No additional information noted.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is evidence of property damage and the nature of the damage is XXX.  On XX/XX/XXXX, comment stated garage caught XXX in XXXX, the XXX has since been repaired and check should not be monitored. Agent is waiting for results of inspection. On XX/XX/XXXX, per review was unable to close the claim per request.  Property repair is in process.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
						ADDITIONAL INFORMATION: N/A	04/30/2024	XX/XX/XXXX
2570321351	XXXX	XXXX	XXXX	1	[1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent	LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: No evidence of recent contact with the borrower.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
						ADDITIONAL INFORMATION: N/A	04/30/2024	XX/XX/XXXX
2570320160	XXXX	XXXX	XXXX	2	[2] Bankruptcy - CH XX - Discharged w/o Reaffirmation [1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent	LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XX/XX/XXXX.  No comments prior to XX/XX/XXXX. Spoke to the borrower on XX/XX/XXXX and they wanted to give their son access to the account and get the updated status and unpaid principal balance. No contact with the borrower from XX/XX/XXXX through XX/XX/XXXX after numerous attempts. Spoke to the borrower on XX/XX/XXXX and discussed all options to keep the home. The customer was informed of all loss mitigation options and the customer stated the payment was not taken out. Spoke to third party on XX/XX/XXXX and they stated will contact rsh instead and disconnected the call. No further contact with the borrower.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The chapter is Chapter XX.  The bankruptcy case number is not available.  The most recent bankruptcy status is discharged.
MODIFICATION:
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
						ADDITIONAL INFORMATION: N/A	04/30/2024	XX/XX/XXXX
2570319882	XXXX	XXXX	XXXX	1	[1] Current Status - Performing [1] Deceased Borrower(s) - Trustee/Heir(s) identified and documented [1] Performing Loan and Weak Possibility of Going Delinquent	LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XX/XX/XXXX.  No contact prior to XX/XX/XXXX. On XX/XX/XXXX the third party called to make a payment. No contact from XX/XX/XXXX- XX/XX/XXXX. On XX/XX/XXXX third party called to discuss a payment that had not cleared.  On XX/XX/XXXX-XX/XX/XXXX the third party called and stated loan should be current. Discussed disputed payments. Agent advised to send in proof for research. On XX/XX/XXXX third party called for payment received information. On XX/XX/XXXX the dispute was resolved with notification sent. On XX/XX/XXXX-XX/XX/XXXX third party called to see why payment was not posted yet.  On XX/XX/XXXX the third party disputed late fees. On XX/XX/XXXX third party called to discuss escrow shortage and escrow analysis being is disputing this. On XX/XX/XXXX- XX/XX/XXXX discussed late fees. On XX/XX/XXXX third party called to make payment to the XXX payment. No further contact noted. The loan is performing.  Borrower is deceased and ---.  The date of death is unknown.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: The loan has been modified.  The modification date is XX/XX/XXXX.  The modified principal balance is unavailable.  The modification interest rate is unavailable.  The modification maturity date is unavailable.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
						ADDITIONAL INFORMATION: No bankruptcy information evident.	04/30/2024	XX/XX/XXXX
2570321233	XXXX	XXXX	XXXX	3	[3] There is evidence of property damage. [2] Current Status - Delinquent	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XX/XX/XXXX.  On XX/XX/XXXX the borrower called in to set up promise to pay. On XX/XX/XXXX the authorized third party called in regarding claim update and was told that claim classified as monitored. On XX/XX/XXXX the borrower was told of next steps for monitored claim process. On XX/XX/XXXX the borrower called in regarding payment made, the borrower stated wrong account number was given. On XX/XX/XXXX the authorized third party called in to make a payment. On XX/XX/XXXX the borrower called in to make a payment, was given update on claim documents needed and loss mitigation options. On XX/XX/XXXX the borrower was called for loss draft documents needed. On XX/XX/XXXX the borrower was called regarding payments and what was needed for open claim. On XX/XX/XXXX the authorized third party called in to make a payment. There was no more borrower contact made.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is evidence of property damage and the nature of the damage is XXX.  As of XX/XX/XXXX comments indicate monitored claim XX day follow up a drive by inspection was requested, inspection showed XX% completion On XX/XX/XXXX claim noted as DOL XX/XX/XXXX for XXX  for $X.XX, claim opened on XX/XX/XXXX  Property repairs have not started.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is Reinstatement.
						ADDITIONAL INFORMATION: N/A	04/30/2024	XX/XX/XXXX
2570321185	XXXX	XXXX	XXXX	1	[1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent	LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XX/XX/XXXX.  There was no contact prior to XX/XX/XXXX. On XX/XX/XXXX, the welcome call was completed with the borrower. On XX/XX/XXXX, the borrower called to make a payment. On XX/XX/XXXX, the borrower called to make a partial payment and arrangements for the rest. On XX/XX/XXXX, the borrower stated to hold the call and then the call was disconnected. There was no further contact.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: The loan has been modified.  The modification date is XX/XX/XXXX.  The modified principal balance is unavailable.  The modification interest rate is unavailable.  The modification maturity date is unavailable.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
						ADDITIONAL INFORMATION: N/A	04/30/2024	XX/XX/XXXX
2570321293	XXXX	XXXX	XXXX	1	[1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent	LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XX/XX/XXXX.  There was no contact with the borrower from XX/XX/XXXX through XX/XX/XXXX. On XX/XX/XXXX the borrower called to discuss the account and made a promise to pay on XX/XX/XXXX. On XX/XX/XXXX loss mitigation options were discussed. On XX/XX/XXXX the borrower stated that the reason for default was due to financial difficulties and they will callback to discuss workout options. On XX/XX/XXXX the borrower stated that they are expecting a large inheritance and a forbearance plan was discussed. On XX/XX/XXXX the borrower made a payment and a repayment plan was discussed. On XX/XX/XXXX the borrower stated that their intent is to retain the property and will be making a payment. On XX/XX/XXXX the borrower stated that they are waiting on an inheritance to bring the loan current. On XX/XX/XXXX the borrower made a promise to pay $X.XX on the XX. The agent advised that the minimum acceptable payment amount is $X.XX. The borrower is waiting on a settlement check. A repayment plan was discussed. On XX/XX/XXXX the borrower called to discuss a repayment plan. On XX/XX/XXXX the borrower stated that they received the hardship application and will be filling it out. The reason for default was due to having financial issues. On XX/XX/XXXX the borrower stated that the reason for default was due to the death of a family member. A repayment plan was discussed. On XX/XX/XXXX the borrower made a promise to reinstate the account by the end of the month. A reinstatement quote was ordered. On XX/XX/XXXX the borrower stated that they plan on reinstating the account before the end of the month. Loss mitigation options were discussed. On XX/XX/XXXX the borrower stated that their settlement check is with their attorney and they are waiting for the check to clear so they could reinstate the account. The wire instructions were provided. On XX/XX/XXXX the borrower called to advise that they received a settlement check and will be reinstating the account via wire. The wire information and reinstatement amount were provided. On XX/XX/XXXX the borrower stated that they will be wiring the reinstatement funds along with the XXX payment. The loan is currently performing.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The chapter is Chapter XX.  The bankruptcy case number is not available.  The most recent bankruptcy status is discharged.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
						ADDITIONAL INFORMATION: N/A	04/30/2024	XX/XX/XXXX
2570321369	XXXX	XXXX	XXXX	3	[3] Property Damage - UTD - No evidence of resolution [1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent	LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: No evidence of recent contact with the borrower.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is evidence of property damage and the nature of the damage is unavailable in the information provided.  A monitored claim was filed for unspecified damage.  Approval was given on XX/XX/XXXX to classify the insurance claim for the XX/XX/XXXX loss with a current loan status.  Approval was given on XX/XX/XXXX to release the remaining funds in restricted escrow based on the loan being current and the XX% inspection results on file.  The final draw check for $X.XX was mailed on XX/XX/XXXX.  The claim was closed on XX/XX/XXXX without a final inspection on file.  The damage repair amount is estimated at $X.XX.  Property repair is in process.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
						ADDITIONAL INFORMATION: There have been many attempts to contact the borrower during the review period, but contact has not been established. The borrower made XX out of XX payments on time. No reason for delinquency was provided in the commentary. The loan is performing.	04/30/2024	XX/XX/XXXX
2570321575	XXXX	XXXX	XXXX	1	[1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent	LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XX/XX/XXXX.  The borrower received a welcome call on XX/XX/XXXX and stated they help accessing online account. There was no further contact with the borrower.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
						ADDITIONAL INFORMATION: N/A	04/30/2024	XX/XX/XXXX
2570321260	XXXX	XXXX	XXXX	3	[3] There is evidence of property damage. [1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent	LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XX/XX/XXXX.  Welcome call was completed and the borrower made a promise to pay on XX/XX/XXXX.  The borrower called on XX/XX/XXXX and on XX/XX/XXXX to make a payment.  The borrower called on XX/XX/XXXX to report a claim for XXX damages.  The borrower called on XX/XX/XXXX and on XX/XX/XXXX and was advised of next steps for claim process.  No further contact with the borrower was made.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is evidence of property damage and the nature of the damage is XXX.  Notes reflected XXX damages.  Property repairs have not started.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
						ADDITIONAL INFORMATION: N/A	04/30/2024	XX/XX/XXXX
2570319590	XXXX	XXXX	XXXX	3	[3] Deceased Borrower(s) - No Death Certificate Received

[1] Current Status - Performing

[1] Deceased Borrower(s) - Trustee/Heir(s) identified and documented

[1] Performing Loan and Weak Possibility of Going Delinquent	LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XX/XX/XXXX.  Prior to XX/XX/XXXX, there was no contact with the borrower. On XX/XX/XXXX, authorized third party discussed account after receiving authorization form. On XX/XX/XXXX, authorized third party made payment in the amount of $X.XX and was advised of needing death certificate. On XX/XX/XXXX, authorized third party was advised of documents needed for executor of estate. On XX/XX/XXXX, authorized third party discussed double payments. Advised them to submit proof that funds were double drafted. On XX/XX/XXXX, authorized third party made a payment in the amount of $X.XX. On XX/XX/XXXX, authorized third party wanted to confirm that payment was received. Advised them that it was and loan is due for XX/XX/XXXX. On XX/XX/XXXX authorized third party called to confirm to make a payment. There was no further contact with the borrower. Loan is performing and next due for XX/XX/XXXX.  Borrower is deceased and ---.  The date of death is unknown.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
						ADDITIONAL INFORMATION: N/A	04/30/2024	XX/XX/XXXX
2570320008	XXXX	XXXX	XXXX	1	[1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent	LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XX/XX/XXXX.  There was no contact prior to XX/XX/XXXX. In XX/XX/XXXX, the borrower requested new servicer information and made a one time payment. On XX/XX/XXXX, the borrower set up a payment and declined workout options. On XX/XX/XXXX, the borrower scheduled a payment. On XX/XX/XXXX, the borrower called to schedule XX payments. On XX/XX/XXXX, payment application was discussed. On XX/XX/XXXX, the borrower called to make a payment and inquire about the property inspection. On XX/XX/XXXX, the borrow3er requested proof of the property inspection and was provided with a breakdown of the total amount due. There was no further contact.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
						ADDITIONAL INFORMATION: N/A	04/30/2024	XX/XX/XXXX
2570320222	XXXX	XXXX	XXXX	1	[1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent	LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XX/XX/XXXX.  There was no prior contact to XX/XX/XXXX.  On XX/XX/XXXX, the homeowner promised to pay $X.XX on XX/XX/XXXX.  On XX/XX/XXXX, the customer scheduled XX payments.  On XX/XX/XXXX, the borrower discussed the pending payments.  On XX/XX/XXXX, the homeowner called to change the details of one of the pending payments.  On XX/XX/XXXX and XX/XX/XXXX, payments were promised.  On XX/XX/XXXX and XX/XX/XXXX, payments were promised.  On XX/XX/XXXX, the servicer advised that there was a litigation code on the account. The customer replied that the loan should not be coded this way.  On XX/XX/XXXX, the borrower called regarding the litigation code status.  The litigation code was removed on XX/XX/XXXX. However, the records indicate that the borrowers are named defendants in an action filed by XXX.  On XX/XX/XXXX, the borrower scheduled payments for $X.XX for XX/XX/XXXX and XX/XX/XXXX.  The homeowner stated that the hardship was due to excessive obligations.  The customer will try to bring the loan current without assistance.  On XX/XX/XXXX, the homeowner declined the workout options.  On XX/XX/XXXX, the borrower stated that is bringing the loan current and has payments already scheduled.  The agent reviewed the deferred balance, interest rate and estimated payoff.  There was no additional contact.  The loan is performing.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The chapter is Chapter XX.  The bankruptcy case number is not available.  The most recent bankruptcy status is closed.  The bankruptcy was discharged on XX/XX/XXXX and there is no evidence of reaffirmation.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
						ADDITIONAL INFORMATION: N/A	04/30/2024	XX/XX/XXXX
2570319936	XXXX	XXXX	XXXX	2	[2] Bankruptcy - CH XX - Discharged w/o Reaffirmation

[1] Current Status - Performing

[1] Deceased Borrower(s) - Trustee/Heir(s) identified and documented

[1] Performing Loan and Weak Possibility of Going Delinquent	LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XX/XX/XXXX.  There was no contact with the borrower from XX/XX/XXXX through XX/XX/XXXX. On XX/XX/XXXX the borrower called to discuss loss mitigation options to bring the loan current. On XX/XX/XXXX the borrower stated that the co-borrower had passed away. They will send in the death certificate. A repayment plan was discussed. On XX/XX/XXXX the borrower stated that they had a financial hardship and wanted to setup a repayment plan. A four month repayment plan was setup.  On XX/XX/XXXX the borrower called to check on the status of the repayment plan. The agent advised that the XX payment plan draft was rejected on XX/XX/XXXX. The borrower re-scheduled the payment to be drafted on XX/XX/XXXX. On XX/XX/XXXX the borrower stated that they have been paying extra every moth in order to bring the loan current. The agent advised that the arrangement is fine and they could setup the last XX payments to be drafted on XX/XX/XXXX. Loss mitigation options were discussed.  The payment was scheduled by phone. On XX/XX/XXXX the borrower called to make a payment. The loan is currently performing.  Borrower is deceased and ---.  The date of death is unknown.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The chapter is Chapter XX.  The bankruptcy case number is not available.  The most recent bankruptcy status is discharged.  The comments mention a prior discharged Chapter XX bankruptcy, The details of the bankruptcy were not clearly stated.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
						ADDITIONAL INFORMATION: N/A	04/30/2024	XX/XX/XXXX
2570320104	XXXX	XXXX	XXXX	3	[3] Property Damage - UTD - No evidence of resolution [1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent	LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XX/XX/XXXX.  There was no contact prior to XX/XX/XXXX. On XX/XX/XXXX, the borrower called to report a new claim. On XX/XX/XXXX, the borrower requested the 1098 form be emailed to him. There was no further contact.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is evidence of property damage and the nature of the damage is unavailable in the information provided.  Comments indicate a check received on XX/XX/XXXX, for an unknown damage type to XXX, in the amount of $X.XX. The claim was classified as non-monitored, and the check was endorsed and released on XX/XX/XXXX. There is no indication the repairs were completed.  Property repair is in process.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
						ADDITIONAL INFORMATION: N/A	04/30/2024	XX/XX/XXXX
2570320171	XXXX	XXXX	XXXX	3	[3] There is evidence of property damage. [1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent	LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XX/XX/XXXX.  On XX/XX/XXXX, the borrower called in to check on the status of their claim check. On XX/XX/XXXX, the borrwoer made a payment by phone. There was no further contact noted. The loan is current and performing. As of the review date, the status of the borrower’s loss draft claim, due to XXX damage, is unknown.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is evidence of property damage and the nature of the damage is XXX.  A loss draft claim was filed, due to XXX damage, on XX/XX/XXXX. On XX/XX/XXXX, the loss draft funds were released to the borrower, who stated that repairs were in process. As of the review date, there is no indication that repairs were XX% completed.  The damage repair amount is estimated at $X.XX.  Property repair is in process.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
						ADDITIONAL INFORMATION: N/A	04/30/2024	XX/XX/XXXX
2570320088	XXXX	XXXX	XXXX	2	[2] Bankruptcy - CH XX - Discharged w/o Reaffirmation

[1] Current Status - Performing

[1] Deceased Borrower(s) - Trustee/Heir(s) identified and documented

[1] Performing Loan and Weak Possibility of Going Delinquent	LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XX/XX/XXXX.  There was no contact prior to XX/XX/XXXX.  On XX/XX/XXXX, the third party called to have an escrow check reissued.  The servicer replied that would need to send the death certificate and estate documents.  On XX/XX/XXXX, the authorized third party called regarding the potential successor in interest status since needs the escrow checks reissued.  The agent began to reply; but the call was disconnected.  There was no additional contact.  The loan is performing.  Borrower is deceased and ---.  The date of death is unknown.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The chapter is Chapter XX.  The bankruptcy case number is not available.  The most recent bankruptcy status is discharged.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
EXIT STRATEGY: The recommended exit strategy is N/A.
						ADDITIONAL INFORMATION: N/A	04/30/2024	XX/XX/XXXX
2570320432	XXXX	XXXX	XXXX	1	[1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent	LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XX/XX/XXXX.  On XX/XX/XXXX, the borrower had an insurance related inquiry. On XX/XX/XXXX, the borrower had a payment related inquiry. There was no further contact noted. The loan is current and performing.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
						ADDITIONAL INFORMATION: The comments did not provide any evidence of a bankruptcy case filing.	04/30/2024	XX/XX/XXXX
2570320024	XXXX	XXXX	XXXX	2	[2] Bankruptcy - CH XX - Discharged w/o Reaffirmation [1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent	LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XX/XX/XXXX.  There was no contact prior to XX/XX/XXXX. On XX/XX/XXXX, the borrower indicated that they can.t make a payment, and was advised of loss mitigation options. On XX/XX/XXXX, a payment was processed. On XX/XX/XXXX, the borrower called to set up a repayment plan. On XX/XX/XXXX, the borrower called to request the loan number. On XX/XX/XXXX, the borrower called to get the new payment amount. On XX/XX/XXXX, the borrower called to confirm receipt of the new insurance. On XX/XX/XXXX, the borrower was informed of the deferral approval. On XX/XX/XXXX, the borrower called to make a payment. On XX/XX/XXXX, the borrower called to make a payment. On XX/XX/XXXX, the borrower had escrow questions and discussed previous property damage. On XX/XX/XXXX, the borrower called regarding the payment increase. On XX/XX/XXXX, the borrower called with escrow questions. On XX/XX/XXXX, the borrower called regarding taxes and escrow analysis. On XX/XX/XXXX, the borrower stated they would be sending a freeze until the escrow update is processed. On XX/XX/XXXX, the borrower called to make a payment. On XX/XX/XXXX, the borrower requested a copy of the prior modification and stated that she will send over documents for review. On XX/XX/XXXX, the borrower called to confirm if tax documents were received, and stated they would send again. On XX/XX/XXXX, the borrower called to confirm if tax documents were received, and was advised not yet. On XX/XX/XXXX, the borrower requested the last 2 escrow analysis. On XX/XX/XXXX, the borrower sent tax documentation. On XX/XX/XXXX, escrow and taxes were discussed with the borrower. On XX/XX/XXXX, the borrower scheduled a payment. On XX/XX/XXXX, the borrower called to inquire who requested payoff. On XX/XX/XXXX, the borrower was advised when the year end tax amount would be available. On XX/XX/XXXX, the borrower made a partial payment. On XX/XX/XXXX, the borrower requested the 1098. On XX/XX/XXXX, the borrower called to inquire why their payment did not decrease. On XX/XX/XXXX, the borrower called to make a payment. On XX/XX/XXXX, the borrower requested to remove escrow but was advised due to the negative balance it cannot be removed. On XX/XX/XXXX, the borrower requested statements, but was advised there are no statements due to bankruptcy. On XX/XX/XXXX, the borrower called for the email address to send name change documents. On XX/XX/XXXX, third party called to verify name change. On XX/XX/XXXX, third party called to verify loan type. On XX/XX/XXXX, the borrower called regarding tax amounts. On XX/XX/XXXX, third party called to go over tax disbursements. On XX/XX/XXXX, the borrower called to make a payment. On XX/XX/XXXX, the borrower called regarding escrow analysis. On XX/XX/XXXX, the borrower called regarding payment amount. On XX/XX/XXXX, the borrower called regarding a check received from the county and would like to apply it to escrow. On XX/XX/XXXX, the borrower called to make a payment. On XX/XX/XXXX, the borrower called to schedule a payment. There was no further contact.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The chapter is Chapter XX.  The bankruptcy case number is not available.  The most recent bankruptcy status is discharged.
MODIFICATION: The loan has been modified.  The modification date is XX/XX/XXXX.  The modified principal balance is unavailable.  The modification interest rate is unavailable.  The modification maturity date is unavailable.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
						ADDITIONAL INFORMATION: N/A	04/30/2024	XX/XX/XXXX
2570319630	XXXX	XXXX	XXXX	3	[3] Bankruptcy -: Multiple Bankruptcy Filings - 2 [3] There is evidence of property damage. [1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent	LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XX/XX/XXXX.  No contact prior to XX/XX/XXXX. On XX/XX/XXXX the borrower called and made a payment. Contact made with the borrower on XX/XX/XXXX-XX/XX/XXXX the borrower called to discuss the active XXX damage claim. Monthly payment made. The loan is performing.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on XX/XX/XXXX.  The chapter is Chapter XX.  The bankruptcy was filed under case number XXX.  The most recent bankruptcy status is closed.  The bankruptcy was dismissed on XX/XX/XXXX.  Chapter XX case XXX filed on XX/XX/XXXX was dismissed on XX/XX/XXXX.
MODIFICATION: The loan has been modified.  The modification date is XX/XX/XXXX.  The modified principal balance is unavailable.  The modification interest rate is unavailable.  The modification maturity date is unavailable.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is evidence of property damage and the nature of the damage is XXX.  The borrower reported a XXX loss on XX/XX/XXXX. The claim is monitored per comment on XX/XX/XXXX. On XX/XX/XXXX the borrower advised of additional funds received. Claim funds of $X.XX was received on XX/XX/XXXX and deposited. On XX/XX/XXXX the borrower was advised of the inspection needed to release funds.  On XX/XX/XXXX the borrower called to see if an approval was provided for the additional funds requested.  Funds of $X.XX was mailed to the borrower on XX/XX/XXXX. On XX/XX/XXXX total funds of $X.XX have been received from the original claim with $X.XX being held. The inspection completed on XX/XX/XXXX resulted in XX % with remaining repairs of XXX, XXX, XXX, XXX, XXX, XXX, XXX and XXX work needed. No additional funds released as XX% inspection was needed per comment on XX/XX/XXXX. On XX/XX/XXXX an exception was denied being reimbursement of items requested were not listed on the adjuster’s report. Additional funds of $X.XX were received on XX/XX/XXXX and sent for deposit. A draw of $X.XX was mailed on XX/XX/XXXX to the borrower.  Property repair is in process.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
						ADDITIONAL INFORMATION: N/A	04/30/2024	XX/XX/XXXX
2570321414	XXXX	XXXX	XXXX	1	[1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent	LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XX/XX/XXXX.  There was no contact prior to XX/XX/XXXX. On XX/XX/XXXX, the borrower called to make a payment. On XX/XX/XXXX, the borrower called to schedule payments for XX/XX/XXXX and XX/XX/XXXX. The welcome call was completed. On XX/XX/XXXX, the borrower called to make a payment. On XX/XX/XXXX, the borrower called to make a payment.  On XX/XX/XXXX, the borrower called to schedule a payment. On XX/XX/XXXX, the borrower called with insurance questions. On XX/XX/XXXX, the borrower called in to make a payment, and advised payments are late because of how they are paid. There was no further contact.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
						ADDITIONAL INFORMATION: N/A	04/30/2024	XX/XX/XXXX
2570321882	XXXX	XXXX	XXXX	2	[2] Current Status - Delinquent [1] Deceased Borrower(s) - Trustee/Heir(s) identified and documented	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XX/XX/XXXX.  There was no contact prior to XX/XX/XXXX. On XX/XX/XXXX, the executor called and the call was dropped during transfer. On XX/XX/XXXX, the executor was advised that the successor information had not been received. On XX/XX/XXXX, the party was advised they are still unauthorized as paperwork had not yet been received. On XX/XX/XXXX, the party was advised the successor paperwork was located and forwarded to the correct department. On XX/XX/XXXX, the party was advised the paperwork was in review. On XX/XX/XXXX, the successor called to make a payment. There was no further contact.  Borrower is deceased and ---.  The date of death is unknown.
REASON FOR DEFAULT: The reason for default is payment disputes.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is Reinstatement.
						ADDITIONAL INFORMATION: N/A	04/30/2024	XX/XX/XXXX
2570320043	XXXX	XXXX	XXXX	1	[1] Current Status - Performing [1] Deceased Borrower(s) - Trustee/Heir(s) identified and documented [1] Performing Loan and Weak Possibility of Going Delinquent	LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XX/XX/XXXX.  The borrower was contacted on XX/XX/XXXX and made a payment.  The borrower called to make a payment on XX/XX/XXXX.  Third party called to make a payment on XX/XX/XXXX.  Third party called on XX/XX/XXXX and stated both parties are deceased.  Third party was contacted on XX/XX/XXXX and was advised they were not authorized to speak on the account.  The borrower stated they submitted documentation and do not want to submit again.  There was no further contact with the borrower.  Borrower is deceased and ---.  The date of death is unknown.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
						ADDITIONAL INFORMATION: N/A	04/30/2024	XX/XX/XXXX
2570319609	XXXX	XXXX	XXXX	3	[3] Delinquency Prognosis - Permanent [2] Current Status - Delinquent [1] Deceased Borrower(s) - Trustee/Heir(s) identified and documented	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XX/XX/XXXX.  There was no contact noted from XX/XXXX to XX/XX/XXXX. On XX/XX/XXXX, the borrower had a payment related inquiry. On XX/XX/XXXX, the borrower stated their spouse, the primary borrower, has passed away; the surviving spouse wishes to retain the property. On XX/XX/XXXX, the borrower stated they were experiencing a curtailment of income and requested loss mitigation assistance. On XX/XX/XXXX, the borrower scheduled a payment. On XX/XX/XXXX, the borrower called in to discuss their loss mitigation documents. On XX/XX/XXXX, the borrower called in to discuss their loss mitigation documents. On XX/XX/XXXX, the borrower made a promise to pay. On XX/XX/XXXX, the borrower scheduled a payment. On XX/XX/XXXX, the borrower made a promise to pay. On XX/XX/XXXX, the borrower had an escrow related inquiry. On XX/XX/XXXX, the borrower was informed that they do not qualify for a new modification plan. On XX/XX/XXXX, the borrower stated their intention to bring their account current. On XX/XX/XXXX, the borrower had a payment related inquiry. On XX/XX/XXXX, the borrower scheduled a payment. There was no further contact with the borrower noted. The loan is XX days delinquent with no loss mitigation programs currently in place.  Borrower is deceased and ---.  The date of death is unknown.
REASON FOR DEFAULT: The reason for default is death of mortgagor.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is Reinstatement.
						ADDITIONAL INFORMATION: N/A	04/30/2024	XX/XX/XXXX
2570321587	XXXX	XXXX	XXXX	1	[1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent	LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XX/XX/XXXX.  No contact with the borrower and minimal notes from XX/XX/XXXX through XX/XX/XXXX. Spoke to authorized third party on XX/XX/XXXX and they stated will make a payment today. No contact with the borrower from XX/XX/XXXX through XX/XX/XXXX after numerous attempts were made. Spoke to the customer on XX/XX/XXXX and they set up a payment for XX/XX/XXXX. Spoke to the borrower on XX/XX/XXXX and they were informed check was returned and they stated will contact their bank and call us back. Spoke to the borrower on XX/XX/XXXX and they set up another payment. Spoke to the borrower on XX/XX/XXXX and they stated their bank has been frozen due to probate and his spouse passing. The customer was advised of retention options. Spoke to the customer on XX/XX/XXXX and they set up payment arrangements. The customer called back to delete the payment due to account is closed and set up a payment with another account. Spoke to the borrower on XX/XX/XXXX to make sure the payments cleared and they were informed they did and the account is up to date. No further contact with the borrower.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
						ADDITIONAL INFORMATION: N/A	04/30/2024	XX/XX/XXXX
2570320087	XXXX	XXXX	XXXX	3	[3] Property Damage - Other Natural Causes - No evidence of resolution [1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent	LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XX/XX/XXXX.  There was no contact prior to XX/XX/XXXX.  On XX/XX/XXXX, the customer was instructed to send the claim check for endorsement.  On XX/XX/XXXX, the homeowner called to get the status of the claim. The servicer confirmed that the check was mailed out on XX/XX/XXXX.  On XX/XX/XXXX, the borrower requested an estimated payoff quote and was directed to the website. A payment for $X.XX was made with the agent. The contact information was updated during the welcome call.  A credit correction was submitted by the prior servicer on XX/XX/XXXX for XX/XX XXX reporting.  The correction will reflect the loan was current at the status of transfer per notes dated XX/XX/XXXX.   There was no additional contact.  The loan is performing.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: The loan has been modified.  The modification date is XX/XX/XXXX.  The modified principal balance is unavailable.  The modification interest rate is unavailable.  The modification maturity date is unavailable.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is evidence of property damage and the nature of the damage is other natural causes.  A claim was filed for XXX damage estimated at $X.XX that occurred on XX/XX/XXXX.  A XXX broke down on the house and there were damages to the XXX; and the XXX.  On XX/XX/XXXX, and the homeowner requested an adjuster to come and lo at the property to take photos of the damage.  The claim check for $X.XX was endorsed and released on XX/XX/XXXX. The claim was closed on XX/XX/XXXX since the loan was current.  The repair status was not provided.  The damage repair amount is estimated at $X.XX.  Property repair is in process.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
						ADDITIONAL INFORMATION: N/A	04/30/2024	XX/XX/XXXX
2570321479	XXXX	XXXX	XXXX	1	[1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent	LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XX/XX/XXXX.  There was no borrower contact made prior to XX/XX/XXXX, on XX/XX/XXXX the borrower was called for payment for XXX and set up promise to pay by XX/XX/XXXX. On XX/XX/XXXX the borrower was called for payment and set up for XX/XX/XXXX.There was no borrower contact from XX/XX/XXXX to XX/XX/XXXX on XX/XX/XXXX the borrower was called and set up payments to bring loan current. There was no borrower contact from XX/XX/XXXX to XX/XX/XXXX, on XX/XX/XXXX the borrower called in to set up payments to bring loan current. There was no more borrower contact made.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
						ADDITIONAL INFORMATION: N/A	04/30/2024	XX/XX/XXXX
2570321327	XXXX	XXXX	XXXX	1	[1] Current Status - Performing [1] Deceased Borrower(s) - Trustee/Heir(s) identified and documented [1] Performing Loan and Weak Possibility of Going Delinquent	LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XX/XX/XXXX.  On XX/XX/XXXX the borrower called to find out if additional documentation is needed. The agent advised that the loss draft is closed out and nothing further is needed.  On XX/XX/XXXX the borrower called to make a payment. On XX/XX/XXXX the borrower called to discuss the escrow overage check and stated that the co-borrower is deceased.. On XX/XX/XXXX the borrower called to add their family member as an authorized third party and stated that the escrow check was received with the deceased co-borrowers name. They requested that the escrow check be reissued. On XX/XX/XXXX the borrower called to find out how they could get the escrow check reissued without the co-borrowers name on it. The agent advised that the co-borrowers death certificate in needed. The borrower made a promise to fax in the death certificate. There has been no further communication with the borrower. The loan is currently performing.  Borrower is deceased and ---.  The date of death is unknown.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
						ADDITIONAL INFORMATION: N/A	04/30/2024	XX/XX/XXXX
2570321330	XXXX	XXXX	XXXX	1	[1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent	LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XX/XX/XXXX.  There was no borrower contact made prior to XX/XX/XXXX, on XX/XX/XXXX the borrower called in stating is working on getting hardest hit funds. On XX/XX/XXXX the borrower called in  to request billing statement for hardest hit program. On XX/XX/XXXX and XX/XX/XXXX, XX/XX/XXXX the borrower called in stating is waiting to hear from hardest hit funds. On XX/XX/XXXX the borrower called in for loan status and stated is waiting to hear from hardest hit. On XX/XX/XXXX the borrower was called regarding loan updates and documents needed for hardest hit was sent. On XX/XX/XXXX the borrower called in for foreclosure status and was told placed on hold while hardest hit is reviewed On XX/XX/XXXX and XX/XX/XXXX the borrower stated is still in review for hardest hit. . On XX/XX/XXXX the borrower returned called and was given loan update. On XX/XX/XXXX the borrower was called with loan modification approval details and stated is waiting to hear from hardest hit. On XX/XX/XXXX a welcome call was made to borrower and was told of online access. the borrower state is in process of hardest hit. On XX/XX/XXXX the borrower called in for online assistance. On XX/XX/XXXX the borrower called in for online monthly statement. On XX/XX/XXXX the borrower was called with modification trial offer. On XX/XX/XXXX the borrower called in and stated will hold off on modification trial since hardest hit was approved. On XX/XX/XXXX the borrower called in to make trial payment. On XX/XX/XXXX the borrower was told still no funds released from hardest hit. On XX/XX/XXXX the borrower called in to request 1099 for XXXX.On XX/XX/XXXX the borrower was told that XXX was reinstated and requested fees on account. On XX/XX/XXXX the borrower called in to confirm payment for XXX amount and was told of final modification borrower declined modification. On XX/XX/XXXX the borrower called in to make a payment. On XX/XX/XXXX the borrower called for escrow account and made payment. On XX/XX/XXXX the borrower called in regarding credit reporting. On XX/XX/XXXX the borrower called in to request 1098. On XX/XX/XXXX the borrower called in regarding new payment and escrow accountOn XX/XX/XXXX the borrower called in to make a payment
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
						ADDITIONAL INFORMATION: N/A	04/30/2024	XX/XX/XXXX
2570319859	XXXX	XXXX	XXXX	1	[1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent	LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XX/XX/XXXX.  There was no borrower contact made prior to XX/XX/XXXX, on XX/XX/XXXX the borrower called regarding new claim for XXX damage and was told to allow time for loan to complete boarding. On XX/XX/XXXX the borrower called in for overnight address to send check in for endorsement. On XX/XX/XXXX the borrower called in regarding claim status and was told check was mailed to borrower. There was no further contact made with borrower.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
						ADDITIONAL INFORMATION: N/A	04/30/2024	XX/XX/XXXX
2570319893	XXXX	XXXX	XXXX	1	[1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent	LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XX/XX/XXXX.  On XX/XX/XXXX, borrower called to schedule a payment of $X.XX, dated XX/XX/XXXX. On XX/XX/XXXX, borrower called stated Servicer took XX payments and did not authorize the XX/XX, payment. Agent advised can listen to the recording. On XX/XX/XXXX, borrower called attempting to have NSF fee waived. Agent advised to send request in writing. On XX/XX/XXXX, borrower called stated have damage to XXX due to XXX in XXX and want to file a claim. Borrower wanted to know if it’s with Insurance Company. On XX/XX/XXXX, borrower called to make a payment and agent advised to allow a few days for new Servicer. On XX/XX/XXXX, spoke to borrower who provided authorization for spouse. Borrower stated was impacted by COVID and was out of work for a week. Borrower also stated do not want a Modification. Welcome call completed. On XX/XX/XXXX, Reached out to borrower to advise of claim being non-monitored, and of claim package has been requested to be mailed out. On XX/XX/XXXX, spoke to borrower who stated RFD – Illness of Principal Mortgagor, hardship is resolved. Borrower requested a Forbearance. On XX/XX/XXXX, Borrower called to see if can work something out. Can’t bring loan current but does not want to hurt credit. Borrower will make payments online on XX/XX/XXXX for XX/XXXX and the XX/XX on end of Month. On XX/XX/XXXX, borrower called stated cannot make the payment. On XX/XX/XXXX, talked to borrower who stated does not want the late fees to impact on Credit. Agent advised cannot remove the late fees but have life of loan to pay. On XX/XX/XXXX, Third party, spouse, called regarding Insurance claim that was sent last week. Call transferred to Loss Draft.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
						ADDITIONAL INFORMATION: Comment XX/XX/XXXX, Loss Draft check from XXX in the amount of $X.XX, received on XX/XX/XXXX, for XXX loss on XX/XX/XXXX, classified as Non-Monitored endorsed and released to borrower.	04/30/2024	XX/XX/XXXX
2570321494	XXXX	XXXX	XXXX	1	[1] Current Status - Performing [1] Deceased Borrower(s) - Trustee/Heir(s) identified and documented [1] Performing Loan and Weak Possibility of Going Delinquent	LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XX/XX/XXXX.  There was no contact prior to XX/XX/XXXX.  On XX/XX/XXXX, the homeowner was instructed to send the death certificate of the borrower.  The death certificate was received that day.  There was no additional contact.  The loan is performing.  Borrower is deceased and ---.  The date of death is unknown.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
						ADDITIONAL INFORMATION: N/A	04/30/2024	XX/XX/XXXX
2570321881	XXXX	XXXX	XXXX	3	[3] Deceased Borrower(s) - No Death Certificate Received

[1] Current Status - Performing

[1] Deceased Borrower(s) - Trustee/Heir(s) identified and documented

[1] Performing Loan and Weak Possibility of Going Delinquent	LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XX/XX/XXXX.  Third party was contacted on XX/XX/XXXX and stated borrower was deceased, the third party was advised to submit documentation to be considered successor in interest.  Third party was contacted on XX/XX/XXXX and stated they sent in a payment.  Third party was contacted on XX/XX/XXXX and stated would make a payment the same day..  The third party called on XX/XX/XXXX and on XX/XX/XXXX to inquire about XX money order payments but only XX were received.  Third party called on XX/XX/XXXX and on XX/XX/XXXX to inquire about account information and was advised to send in documentation as successor in interest.  Executor of the estate was contacted on XX/XX/XXXX and was advised to submit documentation. No further contact was made despite multiple attempts.  Borrower is deceased and ---.  The date of death is unknown.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
						ADDITIONAL INFORMATION: N/A	04/30/2024	XX/XX/XXXX
2570319890	XXXX	XXXX	XXXX	2	[2] Current Status - Delinquent	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XX/XX/XXXX.  On XX/XX/XXXX, XX/XX/XXXX and XX/XX/XXXX the borrower called to make a payment. On XX/XX/XXXX the borrower made a payment and declined assistance options. On XX/XX/XXXX the borrower had questions regarding a vendor that came to the property to take pictures. The agent advised the borrower to send a written request so they can release the contact information for the inspector. On XX/XX/XXXX the welcome call was completed and workout options were discussed. On XX/XX/XXXX the borrower called to cancel the XX/XX/XXXX payment and scheduled a double payment to be drafted on XX/XX/XXXX. The reason for default was due to excessive obligations. XX/XX/XXXX the borrower stated that their family member resides in the property and is a contributor. They were out of work due to health issues but are now back working. A payment was made in the amount of $X.XX. A repayment plan was discussed. On XX/XX/XXXX the borrower called to make a payment. On XX/XX/XXXX an agent reminded the borrower that there is a cease and desist on the account. The borrower agreed to move forward with the call. The borrower requested to cancel one payment on XX/XX and leave the remaining payment that is scheduled to draft on XX/XX. Workout options were discussed. The reason for default was due to the death of a family member. On XX/XX/XXXX the borrower requested to defer a payment. The agent advised that the account would need to be XX days delinquent in order to see if they qualify for a deferral. The borrower edited the payment to be drafted on XX/XX/XXXX instead of XX/XX/XXXX. They made a promise to call back and post two payments. The property is confirmed to be owner occupied. The loan is currently XX days delinquent.
REASON FOR DEFAULT: The reason for default is death of family member.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is Reinstatement.
						ADDITIONAL INFORMATION: N/A	04/30/2024	XX/XX/XXXX
2570321417	XXXX	XXXX	XXXX	2	[2] Current Status - Delinquent [2] Delinquency Prognosis - Temporary	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XX/XX/XXXX.  There is no borrower contact made prior to XX/XX/XXXX, on XX/XX/XXXX the borrower called in for update on loss mitigation and was told of loan transfer. On XX/XX/XXXX a welcome call was made and was told to provide copy of trial modification that was approved with prior servicer. On XX/XX/XXXX the borrower was told that trial modification was upload and approved to start XX/XXXX. On XX/XX/XXXX the borrower was called and told of trial payment due to start XX/XX/XXXX for $X.XX. On XX/XX/XXXX the borrower called in to verify trial payment and verbally accepted offer. On XX/XX/XXXX the borrower called to make trial payment. On XX/XX/XXXX the borrower was told payment applied to trial. On XX/XX/XXXX the borrower called to make a payment. On XX/XX/XXXX the borrower called in to confirm trial was opened due to wrong payments being taken on servicers end. On XX/XX/XXXX the borrower was called and told that trial was being reopened On XX/XX/XXXX the borrower called in about removing other borrower from account. On XX/XX/XXXX the borrower called in to make a trial payment. On XX/XX/XXXX the borrower called in for update and was told final modification was in the process of being created. On XX/XX/XXXX the borrower was called with update on final modification. On XX/XX/XXXX the borrower called in and stated loss job and wanted to discuss forbearance options, the borrower was told once new job is found loss mitigation can be discussed. There was no further contact made
REASON FOR DEFAULT: The reason for default is unemployment.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: The loan has been modified.  The modification date is XX/XX/XXXX.  The modified principal balance is unavailable.  The modification interest rate is unavailable.  The modification maturity date is unavailable.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is Reinstatement.
						ADDITIONAL INFORMATION: N/A	04/30/2024	XX/XX/XXXX
2570321506	XXXX	XXXX	XXXX	3	[3] Deceased Borrower(s) - No Death Certificate Received

[2] Bankruptcy - CH XX - Discharged w/o Reaffirmation

[1] Current Status - Performing

[1] Deceased Borrower(s) - Trustee/Heir(s) identified and documented

[1] Performing Loan and Weak Possibility of Going Delinquent	LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XX/XX/XXXX.  There was no contact prior to XX/XX/XXXX. On XX/XX/XXXX, a returned payment was discussed as well as a quit claim deed. The borrower indicated they would send in the death certificate. There was no further contact.  Borrower is deceased and ---.  The date of death is unknown.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on XX/XX/XXXX.  The chapter is Chapter XX.  The bankruptcy was filed under case number XXX.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on XX/XX/XXXX and there is no evidence of reaffirmation.  The proof of claim was filed XX/XX/XXXX.
MODIFICATION: The loan has been modified.  The modification date is XX/XX/XXXX.  The modified principal balance is unavailable.  The modification interest rate is unavailable.  The modification maturity date is unavailable.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
						ADDITIONAL INFORMATION: N/A	04/30/2024	XX/XX/XXXX
2570321481	XXXX	XXXX	XXXX	1	[1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent	LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XX/XX/XXXX.  No contact prior to XX/XX/XXXX. On XX/XX/XXXX The borrower called to discuss the account and was advised to contact attorney due to active litigation. On XX/XX/XXXX the borrower called to make a payment. On XX/XX/XXXX the loan was modified. On XX/XX/XXXX the borrower made a payment. On XX/XX/XXXX the foreclosure/litigation was closed and billed as the loan was modified. On XX/XX/XXXX the borrower called to discuss the payment posting. No further contact noted. The loan is performing.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: The loan has been modified.  The modification date is XX/XX/XXXX.  The modified principal balance is unavailable.  The modification interest rate is unavailable.  The modification maturity date is unavailable.  Prior modification effective date of XX/XX/XXXX.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
						ADDITIONAL INFORMATION: No bankruptcy information provided.	04/30/2024	XX/XX/XXXX
2570319921	XXXX	XXXX	XXXX	2	[2] Current Status - Delinquent [2] Delinquency Prognosis - Temporary [2] Occupancy - Non Owner Occupied	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XX/XX/XXXX.  There was not borrower contact made prior to XX/XX/XXXX on XX/XX/XXXX the borrower called in regarding loan status and total amount due. On XX/XX/XXXX the authorized third party called regarding copy of mortgage statement. On XX/XX/XXXX the borrower called in regarding loan status and was told of loan transfer. On XX/XX/XXXX the authorized third party called in regarding trial modification offered and was told to send in prior servicers offer, and another authorized third party called in regarding loan status. On XX/XX/XXXX the authorized third party called in regarding hardest hit funds and was told has not been applied to account as of yet. On XX/XX/XXXX the authorized third party called in to verify funds were applied and was told hardest hit funds have been applied to account. On XX/XX/XXXX the authorized third party called in regarding misapplied funds and was told to allow until XX/XX/XXXX to resolve. On XX/XX/XXXX the borrower called in regarding payments application. On XX/XX/XXXX the authorized third party called in to request new escrow analysis. On XX/XX/XXXX the authorized third party called in regarding payment plan option. On XX/XX/XXXX the authorized third party called in regarding loan status and hardest hit funds. On XX/XX/XXXX the borrower called in to find out where to send discharged papers to. On XX/XX/XXXX the borrower called in regarding loan status. On XX/XX/XXXX the borrower called in regarding loss mitigation options.
REASON FOR DEFAULT: The reason for default is servicing problems.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The chapter is Chapter XX.  The bankruptcy was filed under case number XXX.  The most recent bankruptcy status is dismissed.  The bankruptcy was dismissed on XX/XX/XXXX.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is non-owner occupied.
EXIT STRATEGY: The recommended exit strategy is Reinstatement.
						ADDITIONAL INFORMATION: N/A	04/30/2024	XX/XX/XXXX
2570321847	XXXX	XXXX	XXXX	1	[1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent	LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XX/XX/XXXX.  The made payments on XX/XX/XXXX, XX/XX/XXXX,XX/XX/XXXX, XX/XX/XXXX, XX/XX/XXXX and XX/XX/XXXX. On XX/XX/XXXX, the borrower made a payment and cited borrower illness as the reason for default. The borrower confirmed that the property is owner occupied. The borrower made payments on XX/XX/XXXX, XX/XX/XXXX and XX/XX/XXXX. On XX/XX/XXXX, the borrower placed a credit reporting dispute. Contact on XX/XX/XXXX and XX/XX/XXXX were regarding the dispute. The borrower made a payment on XX/XX/XXXX. The borrower called in for the dispute status on XX/XX/XXXX and requested documents. The borrower made payments on XX/XX/XXXX and XX/XX/XXXX. On XX/XX/XXXX, the borrower advised that they were a victim of fraud with their checking account. On XX/XX/XXXX, the borrower called in to again pursue the credit reporting dispute. There was no further contact with the borrower. The loan has been performing throughout the review period.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
						ADDITIONAL INFORMATION: N/A	04/30/2024	XX/XX/XXXX
2570320278	XXXX	XXXX	XXXX	1	[1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent	LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XX/XX/XXXX.  The borrower called on XX/XX/XXXX to make a payment.  The borrower called on XX/XX/XXXX and stated insurance company did not renew policy.  The borrower called on XX/XX/XXXX to inquire about insurance and was advised of loan transfer.  Despite multiple attempts there has been no further contact with the borrower.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
						ADDITIONAL INFORMATION: N/A	04/30/2024	XX/XX/XXXX
2570320149	XXXX	XXXX	XXXX	3	[3] Property Damage - Other Natural Causes - No evidence of resolution

[2] Bankruptcy - CH XX - Discharged w/o Reaffirmation

[1] Current Status - Performing

[1] Performing Loan and Weak Possibility of Going Delinquent	LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XX/XX/XXXX.  There was no contact prior to XX/XX/XXXX. On XX/XX/XXXX, the borrower called to report a damage claim filed with their insurance company. On XX/XX/XXXX, third party called to verify repair guidelines. On XX/XX/XXXX, third party called to discuss the lost draft process. On XX/XX/XXXX, an authorized third party was authorized. On XX/XX/XXXX, third party requested a letter that the loan is no longer associated with City. On XX/XX/XXXX, the borrower called for next steps on a the damage claim for XXX damage with a date of loss of XX/XX/XXXX. On XX/XX/XXXX, third party called in reference to the claim, and who the check is made out to. On XX/XX/XXXX, third party called regarding note holder information. On XX/XX/XXXX, third party called to discuss endorsement and the check being issued to the prior servicer. On XX/XX/XXXX, third party called and requested a supervisor regarding the claim check. On XX/XX/XXXX, third party called to request assistance with the claim. On XX/XX/XXXX, third party called to request a document confirming lo
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on XX/XX/XXXX.  The chapter is Chapter XX.  The bankruptcy was filed under case number XXX.  The most recent bankruptcy status is discharged.
MODIFICATION: The loan has been modified.  The modification date is XX/XX/XXXX.  The modified principal balance is unavailable.  The modification interest rate is unavailable.  The modification maturity date is unavailable.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is evidence of property damage and the nature of the damage is other natural causes.  Comments indicate XXX damage with a date of loss of XX/XX/XXXX. The check was made out to the prior servicer, and currently working on being reissued.  Property repairs have not started.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
						ADDITIONAL INFORMATION: N/A	04/30/2024	XX/XX/XXXX
2570321658	XXXX	XXXX	XXXX	1	[1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent	LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XX/XX/XXXX.  There was no borrower contact made prior to XX/XX/XXXX, on XX/XX/XXXX the authorized third party called in for a payoff quote and partial lien release, On XX/XX/XXXX the authorized third party called in regarding partial release and was told to email department for process. On XX/XX/XXXX and XX/XX/XXXX the authorized third party called in to check on status of partial release and escalated the issue. On XX/XX/XXXX the authorized third party called in to follow up on partial lien release and was told issue was raised and to allow time to resolve, there was no more contact made with borrower, issue resolved on XX/XX/XXXX.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
						ADDITIONAL INFORMATION: N/A	04/30/2024	XX/XX/XXXX
2570319869	XXXX	XXXX	XXXX	1	[1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent	LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XX/XX/XXXX.  There was no contact prior to XX/XX/XXXX. On XX/XX/XXXX, the total amount due was provided and the borrower stated they would make a payment on the website. On XX/XX/XXXX, workout options were provided. The borrower indicated they will speak with their bank and determine if a repayment plan is needed. On XX/XX/XXXX, the borrower called in to inquire about credit reporting. There was no further contact.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: The loan has been modified.  The modification date is XX/XX/XXXX.  The modified principal balance is unavailable.  The modification interest rate is unavailable.  The modification maturity date is unavailable.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
						ADDITIONAL INFORMATION: N/A	04/30/2024	XX/XX/XXXX
2570319756	XXXX	XXXX	XXXX	3	[3] Property Damage - Structural - No evidence of resolution [1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent	LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XX/XX/XXXX.  On XX/XX/XXXX, the borrower made a promise to pay. On XX/XX/XXXX, the borrower inquired about a loan modification. On XX/XX/XXXX, the borrower stated they had applied for HAFA. On XX/XX/XXXX, the borrower had an account related inquiry. On XX/XX/XXXX, the borrower had an account related inquiry. On XX/XX/XXXX, the borrower stated they were still working with HAFA. On XX/XX/XXXX, the borrower stated they lost their job but were working with HAFA to bring their account current. On XX/XX/XXXX, the borrower called in to inquired about their loss mitigation options. On XX/XX/XXXX, the borrwoer called in to get the loan’s reinstatement figures. On XX/XX/XXXX, the borrower had an account related inquiry. On XX/XX/XXXX, the borrower called in to make a payment. On XX/XX/XXXX, the borrwoer called in to get the loan’s reinstatement figures. On XX/XX/XXXX, the borower had a loss mitigation inquiry. On XX/XX/XXXX, the borower had a loss mitigation inquiry. On XX/XX/XXXX, the borrwoer requested a payoff statement. On XX/XX/XXXX, the borrwoer requested a payoff statement. On XX/XX/XXXX, the borrower had an account related inquiry. On XX/XX/XXXX, the borrwoer requested a payoff statement. On XX/XX/XXXX, the borrwoer requested a payoff statement. On XX/XX/XXXX, the borrower stated their intention to bring their account current. On XX/XX/XXXX, the borrower requested the loan’s reinstatement amount.  On XX/XX/XXXX, the borrower called in to schedule a payment. On XX/XX/XXXX, the borrower had an escrow related inquiry. On XX/XX/XXXX, the borrower inquired about refinance options. On XX/XX/XXXX, the borrower had an account related inquiry. On XX/XX/XXXX, the borrower had an account related inquiry. On XX/XX/XXXX, the borrower had an escrow related inquiry. On XX/XX/XXXX, the borrwoer scheduled a payment. There was no further contact noted. The loan is current and performing. A chapter XX bankruptcy was filed on XX/XX/XXXX and the case was dismissed on XX/XX/XXXX.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on XX/XX/XXXX.  The chapter is Chapter XX.  The bankruptcy case number is not available.  The most recent bankruptcy status is dismissed.  The bankruptcy was dismissed on XX/XX/XXXX.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is evidence of property damage and the nature of the damage is XXX.  The borrower stated, on XX/XX/XXXX, that they needed to file an insurance claim due to XXX issues. As of the review date, there is indication that a loss draft claim was filed or that the repairs were XX% completed.  Property repair is in process.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
						ADDITIONAL INFORMATION: N/A	04/30/2024	XX/XX/XXXX
2570321067	XXXX	XXXX	XXXX	3	[3] Deceased Borrower(s) - No Death Certificate Received

[1] Current Status - Performing

[1] Deceased Borrower(s) - Trustee/Heir(s) identified and documented

[1] Performing Loan and Weak Possibility of Going Delinquent	LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XX/XX/XXXX.  No contact prior to XX/XX/XXXX. On XX/XX/XXXX, XX/XX/XXXX, XX/XX/XXXX the borrower called and made a payment. No contact from XX/XX/XXXX- XX/XX/XXXX. On XX/XX/XXXX The borrower called to make a payment. On XX/XX/XXXX and XX/XX/XXXX the borrower called to make a payment. Also noted a death of the spouse. On XX/XX/XXXX Borrower made a payment. On XX/XX/XXXX borrower made a payment and authorized a third-party family member. On XX/XX/XXXX borrower made a payment. On XX/XX/XXXX borrower called to discuss payment information. No further contact noted. The loan is performing.  Borrower is deceased and ---.  The date of death is unknown.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: The loan has been modified.  The modification date is XX/XX/XXXX.  The modified principal balance is unavailable.  The modification interest rate is unavailable.  The modification maturity date is unavailable.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
						ADDITIONAL INFORMATION: N/A	04/30/2024	XX/XX/XXXX
2570321660	XXXX	XXXX	XXXX	1	[1] Current Status - Performing [1] Deceased Borrower(s) - Trustee/Heir(s) identified and documented [1] Performing Loan and Weak Possibility of Going Delinquent	LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XX/XX/XXXX.  There was no borrower contact made prior to XX/XX/XXXX, on XX/XX/XXXX the authorized third party called in for a reinstatement quote. On XX/XX/XXXX the authorized third party called in for reinstatement quote to be emailed. On XX/XX/XXXX the authorized third party called in with questions on reinstatement quote. On XX/XX/XXXX the authorized third party called in to follow up on questions regarding reinstatement. There was no more borrower contact made.  Borrower is deceased and ---.  The date of death is unknown.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
						ADDITIONAL INFORMATION: N/A	04/30/2024	XX/XX/XXXX
2570321117	XXXX	XXXX	XXXX	1	[1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent	LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XX/XX/XXXX.  No contact prior to XX/XX/XXXX. On XX/XX/XXXX, XX/XX/XXXX, XX/XX/XXXX, XX/XX/XXXX a payment was made. The borrower called on XX/XX/XXXX and made a payment. No contact from XX/XX/XXXX-XX/XX/XXXX. On XX/XX/XXXX borrower advised will call back. No further contact noted. The loan is performing.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The chapter is Chapter XX.  The bankruptcy was filed under case number XXX.  The most recent bankruptcy status is closed.  The bankruptcy was discharged on XX/XX/XXXX and there is no evidence of reaffirmation.  The proof of claim was filed XX/XX/XXXX.
MODIFICATION: The loan has been modified.  The modification date is XX/XX/XXXX.  The modified principal balance is unavailable.  The modification interest rate is unavailable.  The modification maturity date is unavailable.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
						ADDITIONAL INFORMATION: N/A	04/30/2024	XX/XX/XXXX
2570321694	XXXX	XXXX	XXXX	3	[3] There is evidence of property damage. [2] Current Status - Delinquent	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XX/XX/XXXX.  There was no borrower contact made prior to XX/XX/XXXX, on XX/XX/XXXX the borrower called in to make a payment, on XX/XX/XXXX the borrower called in regarding insurance check for $X.XX for XXX damage. On XX/XX/XXXX the borrower was told that check was endorsed and released.   on XX/XX/XXXX the borrower called in to open a new claim for $X.XX for XXX damage on XX/XX/XXXX. there was no more borrower contact made.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is evidence of property damage and the nature of the damage is XXX.  on XX/XX/XXXX the borrower called in to open a new claim for $X.XX for XXX damage on XX/XX/XXXX, no further details provided  Property repairs have not started.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is Reinstatement.
						ADDITIONAL INFORMATION: N/A	04/30/2024	XX/XX/XXXX
2570321136	XXXX	XXXX	XXXX	3	[3] Deceased Borrower(s) - No Death Certificate Received

[1] Current Status - Performing

[1] Deceased Borrower(s) - Trustee/Heir(s) identified and documented

[1] Performing Loan and Weak Possibility of Going Delinquent	LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XX/XX/XXXX.  There was no borrower contact made prior to XX/XX/XXXX, on XX/XX/XXXX the borrower called in stating will mail in a cashier check for $X.XX on the XX and $X.XX on the XX. on XX/XX/XXXX the borrower called in to provide tracking number for cashier check sent in for $X.XX. On XX/XX/XXXX the borrower called in regarding returned check. On XX/XX/XXXX the borrower called in and stated will call back to inform when payment will be made. On XX/XX/XXXX the borrower called in regarding payment and stated will call back once cashier check is sent. The borrower in regarding possible forbearance and loss mitigation options. On XX/XX/XXXX the borrower called in to make a payment and was told to allow time for loan board. On XX/XX/XXXX the borrower called in to find out reinstatement amount and declined loss mitigation options. On XX/XX/XXXX the borrower called in to make XX payments. On XX/XX/XXXX the borrower called in regarding payment posting. On XX/XX/XXXX the borrower was called for intentions and was told is ill and made a payment. There was no further borrower contact made  Borrower is deceased and ---.  The date of death is unknown.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
						ADDITIONAL INFORMATION: N/A	04/30/2024	XX/XX/XXXX
2570320845	XXXX	XXXX	XXXX	1	[1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent	LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XX/XX/XXXX.  There was no borrower contact made prior to XX/XX/XXXX. On XX/XX/XXXX the borrower called regarding escrow account. On XX/XX/XXXX the borrower called to apply escrow overage check to account. On XX/XX/XXXX the borrower called in regarding fee to make payment over the phone. On XX/XX/XXXX the borrower called in regarding payment to new servicer. On XX/XX/XXXX the borrower called in regarding new claim. On XX/XX/XXXX, XX/XX/XXXX, XX/XX/XXXX the borrower called in for process to set up new claim and documents needed. On XX/XX/XXXX, XX/XX/XXXX, XX/XX/XXXX the borrower called in regarding funds being release for claim. On XX/XX/XXXX,XX/XX/XXXX and XX/XX/XXXX the borrower called in regarding documents needed for claim process. On XX/XX/XXXX XX/XX/XXXX and XX/XX/XXXX the borrower called for update on draw. On XX/XX/XXXX the borrower called in regarding draw exception for claim. On XX/XX/XXXX the borrower called regarding draw status for claim. On XX/XX/XXXX the borrower was called for update on claim status. On XX/XX/XXXX the borrower called in regarding claim and requested final inspection. On XX/XX/XXXX the borrower was called regarding escrow analysis. On XX/XX/XXXX the borrower was called for payment and stated will call back to set up. On XX/XX/XXXX the borrower called in to make a payment. On XX/XX/XXXX the borrower called in regarding final draw on claim, the authorized third party was told final inspection was completed and final draw mailed. On XX/XX/XXXX the borrower called regarding fees on account. There is no further contact made on account
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
						ADDITIONAL INFORMATION: N/A	04/30/2024	XX/XX/XXXX
2570321470	XXXX	XXXX	XXXX	3	[3] Deceased Borrower(s) - No Death Certificate Received

[1] Current Status - Performing

[1] Deceased Borrower(s) - Trustee/Heir(s) identified and documented

[1] Performing Loan and Weak Possibility of Going Delinquent	LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XX/XX/XXXX.  There was no contact prior to XX/XX/XXXX. On XX/XX/XXXX, the borrower called to make a payment. On XX/XX/XXXX, a payment was made and workout options were discussed. On XX/XX/XXXX, the borrower stated that they sent the death certificate to the prior servicer and they will bring the account current on their own. On XX/XX/XXXX, the borrower called to make a payment. On XX/XX/XXXX, the borrower called for total amount due and XX payments were made. On XX/XX/XXXX, the borrower called to make a payment. On XX/XX/XXXX, the borrower called to confirm there was no pending payment and made a payment over the phone. There was no further contact.  Borrower is deceased and ---.  The date of death is unknown.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: The loan has been modified.  The modification date is XX/XX/XXXX.  The modified principal balance is unavailable.  The modification interest rate is unavailable.  The modification maturity date is unavailable.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
						ADDITIONAL INFORMATION: N/A	04/30/2024	XX/XX/XXXX
2570320030	XXXX	XXXX	XXXX	3	[3] Deceased Borrower(s) - No Trustee/heir of Property Noted

[3] Deceased Borrower(s) - No Death Certificate Received

[3] Property Damage - UTD - No evidence of resolution

[1] Current Status - Performing

[1] Performing Loan and Weak Possibility of Going Delinquent	LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XX/XX/XXXX.  There has been no contact with the borrower from XX/XX/XXXX through XX/XX/XXXX. On XX/XX/XXXX an authorized third party called to discuss an assumption/refinance since the borrower is deceased. The agent advised that an assumption is not guaranteed and they will need to become a successor in interest. There has been no further communication. The loan is currently performing.  Borrower is deceased and ---.  The date of death is unknown.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is evidence of property damage and the nature of the damage is unavailable in the information provided.  The comments on XX/XX/XXXX indicate that a code violation was received stating that the subject property is in need of XXX repairs. There was no evidence that a claim was filed or that the repairs were made.  Property repairs have not started.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
						ADDITIONAL INFORMATION: N/A	04/30/2024	XX/XX/XXXX
2570321762	XXXX	XXXX	XXXX	2	[2] Occupancy - Non Owner Occupied [1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent	LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XX/XX/XXXX.  There was no contact prior to XX/XX/XXXX. On XX/XX/XXXX, the call was transferred to the authorization department. On XX/XX/XXXX, the call was transferred to the authorization department. On XX/XX/XXXX, it was advised that the borrower is deceased. On XX/XX/XXXX, borrower 2 inquired how to have borrower 1 removed from the deed. On XX/XX/XXXX, the borrower was advised to allow more time for the system to update. On XX/XX/XXXX, the borrower called regarding payment change. On XX/XX/XXXX, the borrower called regarding the payment change and was advised it was due to escrow. There was no further contact.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is non-owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
						ADDITIONAL INFORMATION: N/A	04/30/2024	XX/XX/XXXX
2570320212	XXXX	XXXX	XXXX	1	[1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent	LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XX/XX/XXXX.  On XX/XX/XXXX borrower called in to schedule a payment. And was advised to contact their bankruptcy attorney for information on how the credit was reported.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on XX/XX/XXXX.  The chapter is Chapter XX.  The bankruptcy case number is not available.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on XX/XX/XXXX and there is no evidence of reaffirmation.  The proof of claim was filed XX/XX/XXXX.
MODIFICATION: The loan has been modified.  The modification date is XX/XX/XXXX.  The modified principal balance is unavailable.  The modification interest rate is unavailable.  The modification maturity date is unavailable.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
						ADDITIONAL INFORMATION: N/A	04/30/2024	XX/XX/XXXX
2570321102	XXXX	XXXX	XXXX	3	[3] Property Damage - Flood - No evidence of resolution [1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent	LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XX/XX/XXXX.  The borrower had not called in and there were no attempts to contact the borrower from XX/XX/XXXX to XX/XX/XXXX. On XX/XX/XXXX, the borrower called in about a new insurance claim. Contact on XX/XX/XXXX, XX/XX/XXXX and XX/XX/XXXX was regarding the insurance claim. On XX/XX/XXXX, the borrower called in for the XXXX tax form. The borrower called in on XX/XX/XXXX to make sure that the flood insurance premium payment has been made. There was no further contact with the borrower. The loan has been performing throughout the review period.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: The loan has been modified.  The modification date is unavailable.  The modified principal balance is unavailable.  The modification interest rate is unavailable.  The modification maturity date is unavailable.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is evidence of property damage and the nature of the damage is XXX.  Insurance funds in the amount of $X.XX were received for XXX damage to the property on XX/XX/XXXX. The claim was classified as non-monitored and the check was endorsed and released to the borrower on XX/XX/XXXX. No further details were provided and there is no evidence of completed repairs.  The damage repair amount is estimated at $X.XX.  Property repairs have not started.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
						ADDITIONAL INFORMATION: N/A	04/30/2024	XX/XX/XXXX
2570320784	XXXX	XXXX	XXXX	1	[1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent	LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XX/XX/XXXX.  No contact prior to XX/XX/XXXX. On XX/XX/XXXX, called and spoke to borrower regarding payment. On XX/XX/XXXX, spoke to borrower. Welcome call completed. Borrower called to schedule a payment. Call transferred to Collection Team for assistance. On XX/XX/XXXX, borrower called and stated was trying to reach Servicer, but unable to. Borrower said will make payment on XX/XX, was hospitalized and agent discussed assistance. On XX/XX/XXXX Spoke to borrower who stated in the hospital and will make payment by end of month. On XX/XX/XXXX, spoke to borrower said will be making a payment today, not happy about getting a call again as is still in the hospital. On XX/XX/XXXX, spoke to borrower who called to make a payment and is disputing the late fee balance, stated was paying the late fee balance. Agent advised to send a copy of the proof. Borrower hung up. On XX/XX/XXXX, spoke to borrower who said could not pay online with late fee so was sending payment through the Bank. There was no additional contact
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: The loan has been modified.  The modification date is XX/XX/XXXX.  The modified principal balance is unavailable.  The modification interest rate is unavailable.  The modification maturity date is unavailable.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
						ADDITIONAL INFORMATION: N/A	04/30/2024	XX/XX/XXXX
2570321364	XXXX	XXXX	XXXX	3	[3] Deceased Borrower(s) - No Death Certificate Received

[1] Current Status - Performing

[1] Deceased Borrower(s) - Trustee/Heir(s) identified and documented

[1] Performing Loan and Weak Possibility of Going Delinquent	LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XX/XX/XXXX.  There was no borrower contact prior to XX/XX/XXXX.  On XX/XX/XXXX, the homeowner discussed the upcoming payment change on XX/XX/XXXX.  On XX/XX/XXXX, the customer stated that the primary borrower passed away and promised to send the monthly installment payment.  The servicer requested the death certificate and confirmed that the last payment was made on XX/XX/XXXX.  On XX/XX/XXXX, the borrower promised to pay $X.XX by XX/XX/XXXX via bill pay.  The servicer reviewed the recent statement breakdown with the homeowner.  There was no additional contact.  The loan is performing.  Borrower is deceased and ---.  The date of death is unknown.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: The loan has been modified.  The modification date is XX/XX/XXXX.  The modified principal balance is unavailable.  The modification interest rate is unavailable.  The modification maturity date is unavailable.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
						ADDITIONAL INFORMATION: N/A	04/30/2024	XX/XX/XXXX
2570320154	XXXX	XXXX	XXXX	1	[1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent	LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XX/XX/XXXX.  There was no borrower contact made prior to XX/XX/XXXX, on XX/XX/XXXX the borrower called in to make a payment, there was no borrower contact made from XX/XX/XXXX to XX/XX/XXXX, on XX/XX/XXXX the borrower was called for intentions and stated will try to make a payment by XX/XX/XXXX On XX/XX/XXXX the borrower called in to set up promise to pay payments. for XX/XX/XXXX and XX/XX/XXXX. On XX/XX/XXXX the borrower was called for payment and stated will call back on XX/XX/XXXX to make payment. On XX/XX/XXXX the borrower called in for total amount due and stated will bring loan current on XX/XX/XXXX. There was no further contact made with borrower
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
						ADDITIONAL INFORMATION: N/A	04/30/2024	XX/XX/XXXX
2570321307	XXXX	XXXX	XXXX	1	[1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent	LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XX/XX/XXXX.  No contact until XX/XX/XXXX, when borrower called to set up autopay. On XX/XX/XXXX and XX/XX/XXXX, borrower called to verify autopay enrollment. On XX/XX/XXXX and XX/XX/XXXX, borrower called to discuss new damage claim. No further contact evident.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
						ADDITIONAL INFORMATION: N/A	04/30/2024	XX/XX/XXXX
2570320875	XXXX	XXXX	XXXX	1	[1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent	LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XX/XX/XXXX.  There was no contact with borrower from XX/XX/XXXX to XX/XX/XXXX. Borrower called XX/XX/XXXX and requested payoff statement. Claim filed XX/XX/XXXX for unspecified damages. Claim funds received in the amount of $X.XX. Authorized third party called XX/XX/XXXX to have check re-sent to different mailing address. Claim funds mailed to borrower om XX/XX/XXXX and claim was closed on XX/XX/XXXX. Borrower called XX/XX/XXXX to confirm claim funds were mailed. There was no further contact with borrower, Loan is performing.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
						ADDITIONAL INFORMATION: N/A	04/30/2024	XX/XX/XXXX
2570320064	XXXX	XXXX	XXXX	1	[1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent	LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XX/XX/XXXX.  On XX/XX/XXXX the borrower made a payment. On XX/XX/XXXX an agent requested claim documents from the borrower. On XX/XX/XXXX the borrower stated that they mailed in the claim check and the repairs are completed. A final inspection was ordered. On XX/XX/XXXX the borrower called to speak to the loss draft department. On XX/XX/XXXX the borrower called to check on the status of the final inspection results. The agent advised that once the results are reviewed then the remaining claim funds will be released. On XX/XX/XXXX the borrower called to make a payment. On XX/XX/XXXX the borrower stated that the reason for default was due to a curtailment of income and wanted to followup on the modification process. On XX/XX/XXXX the borrower called to check on the status of the claim check. The agent advised that the check was sent via the post office and to allow time for it to arrive. The claim was closed. On XX/XX/XXXX the borrower made a trial payment and added their spouse to the account as an authorized third party. On XX/XX/XXXX the borrower called to check on the status of the final modification and scheduled the XXX trail payment. On XX/XX/XXXX the welcome call was completed and the borrower made a trial modification payment. The agent informed the borrower that the final modification agreement is being drafted. On XX/XX/XXXX an agent informed the borrower that the final modification agreement were issued but they are missing the PITI.  On XX/XX/XXXX the borrower called to discuss the modification terms and the escrow shortage. On XX/XX/XXXX the borrower stated that they received the loan modification documents. They will be sending the executed modification and escrow shortage check via XXX. The has been no further communication with the borrower. The loan is currently performing.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: The loan has been modified.  The modification date is unavailable.  The modified principal balance is unavailable.  The modification interest rate is unavailable.  The modification maturity date is unavailable.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
						ADDITIONAL INFORMATION: N/A	04/30/2024	XX/XX/XXXX
2570321373	XXXX	XXXX	XXXX	1	[1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent	LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XX/XX/XXXX.  There was no contact prior to XX/XX/XXXX.  On XX/XX/XXXX, the borrower inquired about the principal balance.  On XX/XX/XXXX, a payment was made.  On XX/XX/XXXX, the customer promised to fall back to make the payments for XXX and XXX.  On XX/XX/XXXX and XX/XX/XXXX, payments were made. On XX/XX/XXXX, the homeowner discussed the loan status.  On XX/XX/XXXX, the borrower stated that was dealing with car repair expenses and made a payment with the agent.  On XX/XX/XXXX, the customer inquired why was being charged for corporate advances.  On XX/XX/XXXX, a payment was promised.  On XX/XX/XXXX, the homeowner stated that the reason for delinquency was temporary excessive obligations.  The agent discussed all the workout options.  Owner occupancy was verified.  A payment for $X.XX was made to cover the returned payment.  On XX/XX/XXXX, the borrower scheduled a payment for $X.XX with a representative.  On XX/XX/XXXX, an automated credit dispute verification form regarding a credit item was received.   The credit dispute was resolved as the previously furnished information was updated.  There was no additional borrower contact.  The loan is performing.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The chapter is Chapter XX.  The bankruptcy was filed under case number XXX.  The most recent bankruptcy status is closed.  The bankruptcy was dismissed on XX/XX/XXXX.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
						ADDITIONAL INFORMATION: N/A	04/30/2024	XX/XX/XXXX
2570320075	XXXX	XXXX	XXXX	3	[3] Deceased Borrower(s) - No Death Certificate Received

[1] Current Status - Performing

[1] Deceased Borrower(s) - Trustee/Heir(s) identified and documented

[1] Performing Loan and Weak Possibility of Going Delinquent	LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XX/XX/XXXX.  The borrower called on XX/XX/XXXX and was advised payment was returned due to NSF.  Third party called on XX/XX/XXXX inquiring about becoming successor of interest if the borrower passes away.  Third party called on XX/XX/XXXX for general loan information.  Third party stated on XX/XX/XXXX that the borrower is in the hospital and cannot provide authorization.  Third party called to make a payment. on XX/XX/XXXX and on XX/XX/XXXX.  There was no further contact with the borrower.  Borrower is deceased and ---.  The date of death is unknown.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
						ADDITIONAL INFORMATION: N/A	04/30/2024	XX/XX/XXXX
2570320020	XXXX	XXXX	XXXX	1	[1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent	LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XX/XX/XXXX.  The borrower was advised on XX/XX/XXXX that the payment was cancelled due to insufficient funds.  The borrower stated on XX/XX/XXXX that RFD was due to illness.  The borrower called to make a payment on XX/XX/XXXX.  The borrower stated on XX/XX/XXXX that they planned to make XX payments on XX/XX.  The borrower stated on XX/XX/XXXX that RFD was due to death in the family.  The borrower received a welcome call on XX/XX/XXXX and disputed late reporting for XXX.  The borrower called on XX/XX/XXXX to inquire about loan modification with prior servicer.  The borrower called on XX/XX/XXXX and stated name was removed from the title and wants to be added back on.  The borrower was advised of options to avoid foreclosure on XX/XX/XXXX, and made a payment.  The borrower called on XX/XX/XXXX and stated they were switching insurance providers.  There has been no further contact with the borrower.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
						ADDITIONAL INFORMATION: N/A	04/30/2024	XX/XX/XXXX
2570319980	XXXX	XXXX	XXXX	2	[2] Bankruptcy - CH XX - Discharged w/o Reaffirmation [1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent	LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XX/XX/XXXX.  The borrower called on XX/XX/XXXX and was advised they were not eligible for forbearance but discussed other loss mitigation options as RFD was due to excessive obligations.  The borrower stated on XX/XX/XXXX that they were going to try and make an extra payment this month.  The borrower called on XX/XX/XXXX and stated would make another payment next week, the borrower was advised of ARM increase.  The borrower called on XX/XX/XXXX to verify receipt of payment and was advised it was returned due to NOI.  The borrower stated RFD as loss of work and illness and was advised of potential FC referral, the borrower was advised to complete LM applications.  Third party called on XX/XX/XXXX to discuss making XX of XX payments.  The borrower called on XX/XX/XXXX to confirm address to mail in payment.  The borrower called on XX/XX/XXXX to inquire about payment not drafting and was advised to contact bank.  The borrower called on XX/XX/XXXX to follow up on payment and was advised to allow more time for it to post.  The borrower called on XX/XX/XXXX to make a payment.  The borrower stated on XX/XX/XXXX that they would continue to make voluntary payments on the loan.  The borrower stated on XX/XX/XXXX that she intends to make XX payment the first week of XXX and will make another payment before XX/XX and did not want to discuss workout options.  The borrower stated on XX/XX/XXXX that they will make a payment on the remaining amount by next week.  The borrower called to make a payment on XX/XX/XXXX.  There was no further contact with the borrower.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The chapter is Chapter XX.  The bankruptcy case number is not available.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on XX/XX/XXXX and there is no evidence of reaffirmation.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
						ADDITIONAL INFORMATION: N/A	04/30/2024	XX/XX/XXXX
2570321246	XXXX	XXXX	XXXX	3	[3] Property Damage - UTD - No evidence of resolution [1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent	LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XX/XX/XXXX.  There was no contact prior to XX/XX/XXXX. On XX/XX/XXXX, the borrower called to submit a claim for XXX damages. On XX/XX/XXXX, the borrower called to ask if the claim check was mailed and if the payment had been adjusted. On XX/XX/XXXX, the borrower was informed that the claim check had been deposited and the bid is pending. On XX/XX/XXXX, the borrower was contacted to inform that the attachment did not come through. On XX/XX/XXXX, the borrower advised that they sent the bid. On XX/XX/XXXX, the borrower made a promise to pay. On XX/XX/XXXX, the borrower stated they sent over the documents on the XX. On XX/XX/XXXX, the borrower was advised of the disbursement in the amount of $X.XX. On XX/XX/XXXX, the borrower advised the funds were not enough to complete the repairs. On XX/XX/XXXX, the contractor was contacted to clarify funds needed. On XX/XX/XXXX, the borrower was informed that the repayment plan was no longer an option. On XX/XX/XXXX, the borrower requested a new escrow analysis. On XX/XX/XXXX, the borrower advised that the repairs were complete, and it was advised that the XX% inspection was pending. On XX/XX/XXXX, the borrower stated they scheduled an inspection.  On XX/XX/XXXX, the borrower was advised an inspection is required. On XX/XX/XXXX, the borrower called to inquire on the refund check. On XX/XX/XXXX, the borrower called to check the status of the refund check. On XX/XX/XXXX, the borrower indicated they were ready for the final inspection. On XX/XX/XXXX, the borrower was contacted regarding the closing of the claim. On XX/XX/XXXX, the borrower called regarding damages to the property. There was no further contact.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The chapter is Chapter XX.  The bankruptcy case number is not available.  The most recent bankruptcy status is discharged.
MODIFICATION: The loan has been modified.  The modification date is XX/XX/XXXX.  The modified principal balance is unavailable.  The modification interest rate is unavailable.  The modification maturity date is unavailable.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is evidence of property damage and the nature of the damage is unavailable in the information provided.  Comments on XX/XX/XXXX, indicate the borrower called in about damages to the property. Details are not documented regarding the damage, and a non-monitored claim was filed.  Property repairs have not started.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
						ADDITIONAL INFORMATION: N/A	04/30/2024	XX/XX/XXXX
2570321405	XXXX	XXXX	XXXX	3	[3] Deceased Borrower(s) - No Death Certificate Received

[1] Current Status - Performing

[1] Deceased Borrower(s) - Trustee/Heir(s) identified and documented

[1] Performing Loan and Weak Possibility of Going Delinquent	LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XX/XX/XXXX.  There was no contact prior to XX/XX/XXXX.  On XX/XX/XXXX, the homeowner requested a copy of the declaration page for the lender placed policy.  On XX/XX/XXXX, a payoff statement was requested.  On XX/XX/XXXX, the customer stated that is paying own insurance and wants to know why is still being billed for insurance on the escrow.  The agent explained the lender placed policy.  On XX/XX/XXXX, the payment breakdown was discussed during the welcome call.  A written escrow dispute was received on XX/XX/XXXX.  The servicer reviewed the account and confirmed that the records have been updated with the correct flood insurance details.  The dispute was resolved on XX/XX/XXXX. On XX/XX/XXXX, the homeowner discussed the escrow analysis.  On XX/XX/XXXX, the borrower requested that the account be transferred to non-escrow.  On XX/XX/XXXX, a payment was made.  On XX/XX/XXXX, the borrower’s child stated that the customer passed away on XX/XX/XXXX and requested the loan status.  The servicer advised that would need to provide the will, death certificate and driver’s license.  On XX/XX/XXXX, a third party stated that submitted a copy of the will, death certificate and driver’s license.  The agent confirmed receipt of the will which has not been recorded.  However, the servicer stated that the obituary is not a death certificate.  A proper death certificate would need to be provided.  On XX/XX/XXXX, a payment was promised.  On XX/XX/XXXX, the surviving spouse stated that the children would be taking care of the property.  On XX/XX/XXXX and XX/XX/XXXX, payments were made.  On XX/XX/XXXX, the surviving spouse inquired about paying down the principal balance.  On XX/XX/XXXX, a payment was made.  On XX/XX/XXXX, the surviving souse stated that the homeowner passed away XX months ago; and that the children will be taking care of the property.  On XX/XX/XXXX, the surviving spouse stated that does not want to be the successor in interest; but the borrower has children who should take over the loan.  The third party promised to make a payment.  On XX/XX/XXXX, the surviving spouse confirmed that the borrower is deceased.  A payment was made with the agent.  There was no additional contact.  The loan is performing.  Borrower is deceased and ---.  The date of death is XX/XX/XXXX.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The chapter is Chapter XX.  The bankruptcy case number is not available.  The most recent bankruptcy status is closed.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
						ADDITIONAL INFORMATION: N/A	04/30/2024	XX/XX/XXXX
2570321309	XXXX	XXXX	XXXX	1	[1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent	LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XX/XX/XXXX.  The borrower called on XX/XX/XXXX to make a payment.  The borrower received a welcome call on XX/XX/XXXX.  The borrower called on XX/XX/XXXX to inquire about payment increase.  The borrower called on XX/XX/XXXX to request 1098 form.  There was no further contact with the borrower.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
						ADDITIONAL INFORMATION: N/A	04/30/2024	XX/XX/XXXX
2570321281	XXXX	XXXX	XXXX	3	[3] Deceased Borrower(s) - No Death Certificate Received

[1] Current Status - Performing

[1] Deceased Borrower(s) - Trustee/Heir(s) identified and documented

[1] Performing Loan and Weak Possibility of Going Delinquent	LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XX/XX/XXXX.  On XX/XX/XXXX, XX/XX/XXXX, XX/XX/XXXX, and XX/XX/XXXX, authorized third party called to make a payment. On XX/XX/XXXX a welcome call was completed and authorized third party made payment. On XX/XX/XXXX, authorized third party called to set up payment for XX/XX/XXXX, citing death of both borrowers. Agent advised them of successor process. No further contact evident.  Borrower is deceased and ---.  The date of death is unknown.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
						ADDITIONAL INFORMATION: N/A	04/30/2024	XX/XX/XXXX
2570321218	XXXX	XXXX	XXXX	3	[3] Evidence of environment issues surrounding property. [3] There is evidence of property damage. [1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent	LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XX/XX/XXXX.  On XX/XX/XXXX the borrower called to make a payment and loss mitigation options were discussed. On XX/XX/XXXX the borrower made a payment. On XX/XX/XXXX the borrower made a promise to pay and stated that the reason for default was due to medical issues. On XX/XX/XXXX the borrower made a promise to make XX payment by the end of the month. The welcome call was completed. On XX/XX/XXXX loss mitigation options were discussed. The borrower stated that they will call back after work. On XX/XX/XXXX the borrower called to make a payment. On XX/XX/XXXX the borrower called to report a new loss draft claim. On XX/XX/XXXX the borrower called to discuss the next steps for the loss draft claim.  On XX/XX/XXXX the borrower called in reference to the active claim for XXX damage that occurred on XX/XX/XXXX. The agent advised that the claim check was mailed back for endorsement. On XX/XX/XXXX the borrower stated that they already scheduled a payment to be drafted on XX/XX/XXXX. The reason for default was due to excessive obligations.  On XX/XX/XXXX a collection call was made to collect a payment. The borrower stated that there is already a payment setup to be drafted on XX/XX/XXXX. On XX/XX/XXXX an agent informed the borrower of the missing claim documents that are needed for review. On XX/XX/XXXX the borrower called to confirm that the adjusters worksheet was received. The agent advised that no documents were received. On XX/XX/XXXX an outbound call was made to collect a payment. On XX/XX/XXXX the borrower called to check on the status of the claim documents. On XX/XX/XXXX the borrower called to confirm that the claim documents were received. The agent advised that the adjusters worksheet was rejected. On XX/XX/XXXX the borrower called to confirm that the claim documents were received. The agent advised that pages are missing. The borrower will reach out to the claims adjuster. On XX/XX/XXXX the borrower called to request an additional draw from the loss draft claim funds. The borrower stated that the contractor requires XX% down in order to start making the repairs. The agent informed the borrower to send in the contractors bid. The claim is for XXX damage that occurred on XX/XX/XXXX. The loan is currently performing.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is evidence of property damage and the nature of the damage is XXX.  A claim was filed for XXX damage that occurred on XX/XX/XXXX. The claim was classified as monitored.  The claim check was received on XX/XX/XXXX in the amount of $X.XX. An initial draw was sent to the borrower on XX/XX/XXXX in the amount of $X.XX. On XX/XX/XXXX the borrower called to see if additional funds could be released. The contractor is requiring XX% down in order to start the repairs and they have already purchased most of the material. The agent informed the borrower to send in the contractors bid.  The damage repair amount is estimated at $X.XX.  Property repair is in process.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
						ADDITIONAL INFORMATION: N/A	04/30/2024	XX/XX/XXXX
2570320420	XXXX	XXXX	XXXX	2	[2] Current Status - Delinquent	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XX/XX/XXXX.  No contact prior to XX/XX/XXXX. On XX/XX/XXXX Contact made with the borrower to complete the welcome call. On XX/XX/XXXX the borrower advised of the intention to bring the account current in XX weeks. On XX/XX/XXXX the borrower promised a payment. On XX/XX/XXXX the borrower called in a payment for XXX and XXX. Also stated was out of work for 1 month. On XX/XX/XXXX the borrower called to discuss a refinance. The agent advised that a refi is not offered. No contact from XX/XX/XXXX- XX/XX/XXXX. On XX/XX/XXXX The borrower called and made a payment. Also discussed loss mitigation efforts. No contact from XX/XX/XXXX- XX/XX/XXXX. On XX/XX/XXXX the borrower made a payment and discussed loss mitigation efforts. On XX/XX/XXXX The borrower called and made a payment. No further contact noted. The loan is XX days delinquent.
REASON FOR DEFAULT: The reason for default is curtailment of income.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: The loan has been modified.  The modification date is XX/XX/XXXX.  The modified principal balance is unavailable.  The modification interest rate is unavailable.  The modification maturity date is unavailable.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is Reinstatement.
						ADDITIONAL INFORMATION: N/A	04/30/2024	XX/XX/XXXX
2570321866	XXXX	XXXX	XXXX	3	[3] There is evidence of property damage. [1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent	LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XX/XX/XXXX.  Prior to XX/XX/XXXX, there was no contact with the borrower. On XX/XX/XXXX, the borrower called and was transferred to authorized department. No details of contact were provided. On XX/XX/XXXX, the borrower advised of leak and had to pay $X.XX. Borrower made a payment in the amount of $X.XX. On XX/XX/XXXX, the borrower requested the W-9 document. On XX/XX/XXXX, the borrower noted reason for delinquency was due to a high water bill and will have their son helping them. On XX/XX/XXXX and XX/XX/XXXX, the borrower made a payment in the amount of $X.XX. On XX/XX/XXXX, the borrower scheduled a payment for XX/XX/XXXX. On XX/XX/XXXX, the borrower advised that their home was damaged by a XXX and lived in a hotel for XX months. Borrower advised that they are living back in the house. Borrower discussed deferment and stated that XXX and XXX payment will be deferred and loan would be next due for XX/XX/XXXX. XX-month deferment was completed on XX/XX/XXXX. On XX/XX/XXXX, advised borrower of service transfer. On XX/XX/XXXX, the borrower requested W9 form and discussed returned payment. On XX/XX/XXXX, the borrower made a payment in the amount of $X.XX. On XX/XX/XXXX, the borrower discussed payment and was advised of payment set-up for XX/XX/XXXX. Borrower cancelled payment and rescheduled it for XX/XX/XXXX. On XX/XX/XXXX, the borrower advised that an agency is going to make a payment on the loan. On XX/XX/XXXX, the borrower said that the agency is supposed to make a payment of $X.XX on XX/XX/XXXX. From XX/XX/XXXX to XX/XX/XXXX, the borrower followed up on a payment. On XX/XX/XXXX, the borrower stated that they sent in a payment on XX/XX/XXXX and will make another payment by XX/XX/XXXX. On XX/XX/XXXX, the borrower confirmed loan number and callback number. On XX/XX/XXXX, the borrower stated that agency is supposed to be making payments and advised them of not being received. Borrower will make a payment on the XX. On XX/XX/XXXX, the borrower scheduled a payment for XX/XX/XXXX. On XX/XX/XXXX, the borrower discussed missing payment. Borrower was able to provide check details. On XX/XX/XXXX, the borrower discussed insurance premium adjustment amount. On XX/XX/XXXX, the borrower inquired on insurance refund in the amount of $X.XX. On XX/XX/XXXX, the borrower inquired on $X.XX charge and was advised of it being non-sufficient funds from XX/XXXX. On XX/XX/XXXX, the borrower advised that they would make a payment in the amount of $X.XX by XX/XX/XXXX. There was no further contact with the borrower. Loan is performing and next due for XX/XX/XXXX.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: The loan has been modified.  The modification date is XX/XX/XXXX.  The modified principal balance is unavailable.  The modification interest rate is unavailable.  The modification maturity date is unavailable.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is evidence of property damage and the nature of the damage is XXX.  Comment on XX/XX/XXXX indicated a XXX. Comment on XX/XX/XXXX noted damages due to XXX about XX months prior. No evidence of claim filed or damage resolved.  Property repairs have not started.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
						ADDITIONAL INFORMATION: N/A	04/30/2024	XX/XX/XXXX
2570320113	XXXX	XXXX	XXXX	2	[2] Current Status - Delinquent [1] Deceased Borrower(s) - Trustee/Heir(s) identified and documented	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XX/XX/XXXX.  There was no contact prior to XX/XX/XXXX. On XX/XX/XXXX, third party indicated the borrower passed away. On XX/XX/XXXX, third party was informed to review the XXX information on the website. On XX/XX/XXXX, third party called to make a payment but did not have bank information. On XX/XX/XXXX, third party stated the borrower is deceased, and was given the documents to send in for successor. On XX/XX/XXXX, third party called for next steps for successor. There was no further contact.  Borrower is deceased and ---.  The date of death is unknown.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is Reinstatement.
						ADDITIONAL INFORMATION: N/A	04/30/2024	XX/XX/XXXX
2570321501	XXXX	XXXX	XXXX	3	[3] Property Damage - UTD - No evidence of resolution [1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent	LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XX/XX/XXXX.  There was no contact prior to XX/XX/XXXX.  On XX/XX/XXXX, a payment was made.   On XX/XX/XXXX, the borrower stated that the hardship was due to excessive obligations.  On XX/XX/XXXX, a payment was made.  On XX/XX/XXXX, the borrower wanted to know the name of the insurance provider.  On XX/XX/XXXX, the customer reported damage to the roof and the claim was submitted in auto pilot.  On XX/XX/XXXX, the homeowner stated that is not interested in a XX-month repayment plan since plans to bring the loan current on own.  A payment for $X.XX was made.  On XX/XX/XXXX, a payment was made.  On XX/XX/XXXX, the servicer verified that no insurance policy details have been received at this time.  On XX/XX/XXXX, the borrower called to obtain the name of the insurance company.  There was no additional contact.  The loan is performing.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: The loan has been modified.  The modification date is unavailable.  The modified principal balance is unavailable.  The modification interest rate is unavailable.  The modification maturity date is unavailable.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is evidence of property damage and the nature of the damage is unavailable in the information provided.  A claim was filed on XX/XX/XXXX for XXX damage that occurred on XX/XX/XXXX.  There is no evidence of receipt of a claim check or that any repairs were made.  Property repairs have not started.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
						ADDITIONAL INFORMATION: N/A	04/30/2024	XX/XX/XXXX
2570320461	XXXX	XXXX	XXXX	1	[1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent	LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XX/XX/XXXX.  There was no contact with the borrower from XX/XX/XXXX through XX/XX/XXXX. On XX/XX/XXXX the borrower stated that they make the homeowners insurance payment at the end of the month which has caused the loan payment to be late. They wanted to verify that a double payment wasn't made and had questions with regards to the servicer potentially paying the condominium fees. On XX/XX/XXXX the borrower called to advise that they made the XXX payment. The agent advised that the payment was returned for insufficient funds. the borrower made a payment by phone.  On XX/XX/XXXX the borrower stated that the reason for default was due to a death, job change and excessive obligations. A payment was made. On XX/XX/XXXX the borrower called to make a payment. The reason for default was due to a curtailment of income. On XX/XX/XXXX the borrower called to make a payment and stated that the reason for default was due to being overextended. A copy of the 1098 was mailed to the borrower. On XX/XX/XXXX the borrower called to make another payment since the prior payment was returned. On XX/XX/XXXX the borrower had an escrow inquiry. On XX/XX/XXXX the borrower called regarding the homeowners insurance fees and made a payment.  On XX/XX/XXXX the borrower called to make a payment. On  XX/XX/XXXX the borrower stated that the reason for default was due to excessive obligations and had questions about the fees. A payment was scheduled to be drafted on XX/XX/XXXX. The loan is currently performing.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
						ADDITIONAL INFORMATION: N/A	04/30/2024	XX/XX/XXXX
2570320214	XXXX	XXXX	XXXX	3	[3] Property Damage - Fire - No evidence of repair [1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent	LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XX/XX/XXXX.  There was no contact with borrower from XX/XX/XXXX to XX/XX/XXXX. Borrower called XX/XX/XXXX to make payment on account. Borrower called XX/XX/XXXX to report fire damage claim. Servicer advised of claims process. Contact from XX/XX/XXXX to XX/XX/XXXX was regarding insurance claim. Claim funds received XX/XX/XXXX in the amount of $X.XX. Property XXX. On XX/XX/XXXX borrower stated claim funds are not enough to XXX and will be contacting insurance company. On XX/XX/XXXX borrower called for payoff on account; borrower plans on using claim funds to payoff loan and then will XXX. On XX/XX/XXXX servicer discussed payoff; hazard funds are not enough to payoff account. Borrower cancelled payoff request and will use funds to rebuild smaller home. Contact from XX/XX/XXXX to XX/XX/XXXX was regarding draw schedule and documents needed for claim to proceed. Servicer called XX/XX/XXXX and advised first draw will be sent in the amount of $X.XX.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: The loan has been modified.  The modification date is unavailable.  The modified principal balance is unavailable.  The modification interest rate is unavailable.  The modification maturity date is unavailable.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is evidence of property damage and the nature of the damage is XXX.  Claim filed for XXX damage, date of loss XX/XX/XXXX. Claim funds in the amount of $X.XX received on XX/XX/XXXX. Property will need to be XXX. Claim is monitored. Frist draw in the amount of $X.XX sent to borrower on XX/XX/XXXX. Repairs are not completed.  Property repair is in process.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
						ADDITIONAL INFORMATION: N/A	04/30/2024	XX/XX/XXXX
2570321297	XXXX	XXXX	XXXX	1	[1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent	LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XX/XX/XXXX.  There was no borrower contact made prior to XX/XX/XXXX, on XX/XX/XXXX the borrower called in regarding XXX payment. On XX/XX/XXXX the borrower called in to make a payment and was told of loan transfer. On XX/XX/XXXX a welcome call was made to borrower and stated will make XX payment by the end of the week. On XX/XX/XXXX the borrower called in regarding new claim for XXX for XX/XX/XXXX damages. On XX/XX/XXXX the borrower called in for process for claim the borrower was told to send in checks for endorse and release. On XX/XX/XXXX the borrower called in to provide tracking number for claim check for $X.XX.On XX/XX/XXXX the borrower called in for status and was told check was mailed to borrower.On XX/XX/XXXX the borrower called in to set up bi weekly auto pay. On XX/XX/XXXX the borrower called in to report new claim for XXX damage on XX/XX/XXXX for $X.XX non monitored claim. On XX/XX/XXXX the borrower called in bi weekly payments and stated will be setting up auto pay online. There was no further borrower contact made.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
						ADDITIONAL INFORMATION: N/A	04/30/2024	XX/XX/XXXX
2570320198	XXXX	XXXX	XXXX	3	[3] There is evidence of property damage.

[1] Current Status - Performing

[1] Deceased Borrower(s) - Trustee/Heir(s) identified and documented

[1] Performing Loan and Weak Possibility of Going Delinquent	LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XX/XX/XXXX.  No comments from XX/XX/XXXX through XX/XX/XXXX. Spoke to authorized third party on XX/XX/XXXX and they were checking the status of the claim and they were informed when all of the documents have  been submitted can move forward the borrower is deceased. Spoke to the trustee on XX/XX/XXXX and they were following up on the claim. The customer is handling the claim and the funds had to be transferred due to the borrower is deceased. Spoke to the trustee on XX/XX/XXXX and they were informed need to send in a copy of the death certificate again as not showing it on file. Spoke to the trustee on XX/XX/XXXX to check on the claim check and they were informed it was mailed out on XX/XX/XXXX and to allow 7-10 days. Spoke to the trustee on XX/XX/XXXX and they never got the claim check the customer was informed a new check will be reissued. No further contact with the borrower.  Borrower is deceased and ---.  The date of death is unknown.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is evidence of property damage and the nature of the damage is XXX.  XXX damage to the property. Check was issued XX/XX/XXXX. House was XXX.  The damage repair amount is estimated at $X.XX.  Property repairs have not started.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
						ADDITIONAL INFORMATION: N/A	04/30/2024	XX/XX/XXXX
2570320286	XXXX	XXXX	XXXX	2	[2] Current Status - Delinquent [2] Delinquency Prognosis - Temporary	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XX/XX/XXXX.  There was no borrower contact made prior to XX/XX/XXXX, on XX/XX/XXXX the borrower called in to make a payment. On XX/XX/XXXX the borrower called in to set up payment for XX/XX/XXXX and declined workout options. On XX/XX/XXXX the borrower called in and stated will be making a payment every XXX to catch up. On XX/XX/XXXX the borrower called in to make a payment. On XX/XX/XXXX the borrower called in to make a payment for XX/XX/XXXX. On XX/XX/XXXX the borrower was called with loan status and borrower stated will be making payment. On XX/XX/XXXX the borrower was called for payment and stated will be calling back to make a payment, the borrower stated will be catching up on payments in XXX.
REASON FOR DEFAULT: The reason for default is excessive obligations.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is Reinstatement.
						ADDITIONAL INFORMATION: N/A	04/30/2024	XX/XX/XXXX
2570319997	XXXX	XXXX	XXXX	1	[1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent	LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XX/XX/XXXX.  There was no borrower contact made prior to XX/XX/XXXX, on XX/XX/XXXX the borrower called in regarding insurance information to file a potential claim. On XX/XX/XXXX a welcome call was made to borrower and payment was made. There was no borrower contact made from XX/XX/XXXX to XX/XX/XXXX.On XX/XX/XXXX the borrower was called for intention and stated retain with plans to make a payment by XX/XX/XXXX On XX/XX/XXXX the borrower called in stating needed help with this months mortgage and was told that an application for mortgage assistance was needed the borrower stated will figure out payment on their own. On XX/XX/XXXX the borrower was called for payment and stated will make payment soon. On XX/XX/XXXX the borrower called in to make a payment. On XX/XX/XXXX the borrower called in to make a payment. On XX/XX/XXXX the borrower called in to make a payment. There was no further contact made with borrower.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
						ADDITIONAL INFORMATION: N/A	04/30/2024	XX/XX/XXXX
2570320354	XXXX	XXXX	XXXX	1	[1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent	LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XX/XX/XXXX.  No contact prior to XX/XX/XXXX. On XX/XX/XXXX the borrower called for account information. No contact from XX/XX/XXXX-XX/XX/XXXX. On XX/XX/XXXX the borrower called to enroll in auto draft. On XX/XX/XXXX and XX/XX/XXXX the borrower called to discuss the force placed insurance.  No further contact noted. The loan is performing.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The chapter is Chapter XX.  The bankruptcy case number is not available.  The most recent bankruptcy status is closed.
MODIFICATION: The loan has been modified.  The modification date is XX/XX/XXXX.  The modified principal balance is unavailable.  The modification interest rate is unavailable.  The modification maturity date is unavailable.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
						ADDITIONAL INFORMATION: N/A	04/30/2024	XX/XX/XXXX
2570320175	XXXX	XXXX	XXXX	3	[3] There is evidence of property damage. [1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent	LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XX/XX/XXXX.  On XX/XX/XXXX, the borrower stated they were experiencing a reduction in hours at work. On XX/XX/XXXX, the borrower had a payment related inquiry. On XX/XX/XXXX, the borrower scheduled a payment by phone. On XX/XX/XXXX, the borrwoer had a payment related inquiry. On XX/XX/XXXX, the borrower scheduled a payment by phone. On XX/XX/XXXX, the borrwoer stated they were experiencing excessive obligations. On XX/XX/XXXX, the borrower had a payment related inquiry. On XX/XX/XXXX, the borrower scheduled a payment by phone. On XX/XX/XXXX, the borrower scheduled a payment. On XX/XX/XXXX, the borrwoer stated they were experiencing excessive obligations. On XX/XX/XXXX, the borrower requested a repayment plan. On XX/XX/XXXX, the borrower called in to discuss a repayment plan. On XX/XX/XXXX, the borrwoer made a promise to pay. On XX/XX/XXXX, the borrower called in to discss loss mitigation options. On XX/XX/XXXX, the borrower called in to discss loss mitigation options. On XX/XX/XXXX, the borrower called in to discss loss mitigation options. On XX/XX/XXXX, the borrower scheduled a payment. On XX/XX/XXXX, the borrower scheduled a payment. On XX/XX/XXXX, the borrower scheduled a payment. On XX/XX/XXXX, the borrower made a promise to pay. On XX/XX/XXXX, the borrwoer scheduled a payment. On XX/XX/XXXX, the borrower stated that their XXX needed repairs. On XX/XX/XXXX, the borrower scheduled a payment.  On XX/XX/XXXX, the borrower scheduled a payment. There was no further contact noted. The loan is current and performing.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is evidence of property damage and the nature of the damage is XXX.  On XX/XX/XXXX, the borrower stated their XXX needed repairs. As of the review date, there is no indication that a loss draft claim was filed or that repairs were XX% completed.  Property repairs have not started.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
						ADDITIONAL INFORMATION: N/A	04/30/2024	XX/XX/XXXX
2570320271	XXXX	XXXX	XXXX	1	[1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent	LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XX/XX/XXXX.  There was no contact prior to XX/XX/XXXX. On XX/XX/XXXX, the borrower was advised of the total amount due. On XX/XX/XXXX, the borrower called to make a payment. On XX/XX/XXXX, the borrower called to make XX months payments. On XX/XX/XXXX, the borrower called to confirm the next due. On XX/XX/XXXX, the borrower called to make a payment. On XX/XX/XXXX, the borrower made a payment and stated would call back for next payment. On XX/XX/XXXX, the borrower made a promise to pay. On XX/XX/XXXX, the borrower was provided with the total amount due. On XX/XX/XXXX, the borrower called to make a payment. On XX/XX/XXXX, the borrower called to make a payment. There was no further contact.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
						ADDITIONAL INFORMATION: N/A	04/30/2024	XX/XX/XXXX
2570320150	XXXX	XXXX	XXXX	2	[2] Current Status - Delinquent [2] Delinquency Prognosis - Temporary	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XX/XX/XXXX.  There was no borrower contact made prior to XX/XX/XXXX, on XX/XX/XXXX, XX/XX/XXXX, XX/XX/XXXX and XX/XX/XXXX the borrower called in to make a payment. On XX/XX/XXXX the borrower called in to make a payment. On XX/XX/XXXX the borrower called in to make a payment and declined loss mitigation assistance. On XX/XX/XXXX the borrower called in to make a payment and with questions on system showing discharged bankruptcy still from XXXX the servicer advised to contact attorney. On XX/XX/XXXX the borrower made a payment, there was not further contact made.
REASON FOR DEFAULT: The reason for default is death of family member.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is Reinstatement.
						ADDITIONAL INFORMATION: N/A	04/30/2024	XX/XX/XXXX
2570320109	XXXX	XXXX	XXXX	1	[1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent	LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: No evidence of recent contact with the borrower.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
						ADDITIONAL INFORMATION: There was no borrower contact during the review period. The loan remained current throughout the review period, and there were no contact attempts made.	04/30/2024	XX/XX/XXXX
2570321573	XXXX	XXXX	XXXX	3	[3] There is evidence of property damage. [2] Bankruptcy - CH XX - Discharged w/o Reaffirmation [1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent	LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XX/XX/XXXX.  There was no borrower contact noted from XX/XX/XXXX to XX/XX/XXXX. On XX/XX/XXXX, the borrower called in to discuss their loss draft claim. On XX/XX/XXXX, the borrower called in to discuss their loss draft claim. On XX/XX/XXXX, the borrower called in to confirm the Servicer’s mailing address. On XX/XX/XXXX, the borrower called in to discuss their loss draft claim. On XX/XX/XXXX, the borrower called in to discuss their loss draft claim. On XX/XX/XXXX, the borrower called in to discuss their loss draft claim. On XX/XX/XXXX, the borrower called in to discuss their loss draft claim check. On XX/XX/XXXX, the borrower called in to discuss their loss draft claim. There was no further contact noted. The loan is performing with an active loss draft claim still on file.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The chapter is Chapter XX.  The bankruptcy case number is not available.  The most recent bankruptcy status is discharged.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is evidence of property damage and the nature of the damage is XXX.  A loss draft claim was filed, due to XXX damage, on XX/XX/XXXX. As of the review date, the loss draft claim remains open and monitored. The status of the repairs' completion was not provided in the comments.  The damage repair amount is estimated at $X.XX.  Property repair is in process.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
						ADDITIONAL INFORMATION: N/A	04/30/2024	XX/XX/XXXX
2570320110	XXXX	XXXX	XXXX	3	[3] Loan has evidence of title issue(s). [1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent	LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XX/XX/XXXX.  There was no contact prior to XX/XX/XXXX. On XX/XX/XXXX, third party called to make a payment. On XX/XX/XXXX, the welcome call was completed and the borrower stated they would call in the payment. On XX/XX/XXXX, third party called to get the reinstatement amount. The party was advised fees and charges will be added. On XX/XX/XXXX, third party was advised that the reinstatement must be certified funds. There was no further contact.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is evidence of title issues with the property.  Comments on XX/XX/XXXX, indicate the trustee name must be included.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
						ADDITIONAL INFORMATION: N/A	04/30/2024	XX/XX/XXXX
2570320157	XXXX	XXXX	XXXX	2	[2] Current Status - Delinquent	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XX/XX/XXXX.  On XX/XX/XXXX, the borrower stated they were out of work and their payment will be delayed. On XX/XX/XXXX, the borrower had a credit reporting inquiry. On XX/XX/XXXX, the borrower stated they were experiencing excessive obligations and made a promise to pay. On XX/XX/XXXX, the borrower inquired about mortgage assistance documents. On XX/XX/XXXX,  the borrower stated they have been financially impacted by local XXX that have devastated the tourism industry. On XX/XX/XXXX, the borrower called in to discuss workout options. On XX/XX/XXXX, the borrower called in to discuss workout options. On XX/XX/XXXX, the borrower stated they were in the hospital and would return their workout documentation as soon as they were released from the hospital. On XX/XX/XXXX, the borrower called in to discuss workout options. On XX/XX/XXXX, the borrower called in to discuss workout options. On XX/XX/XXXX, the borrower stated their loss mitigation paperwork was in the mail. On XX/XX/XXXX, the borrower called in to discuss their workout denial. There was no further contact noted. As of the review date, the loan is XX days delinquent with no loss mitigation plans current in place.
REASON FOR DEFAULT: The reason for default is curtailment of income.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is Reinstatement.
						ADDITIONAL INFORMATION: N/A	04/30/2024	XX/XX/XXXX
2570321741	XXXX	XXXX	XXXX	1	[1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent	LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: No evidence of recent contact with the borrower.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: The loan has been modified.  The modification date is XX/XX/XXXX.  The modified principal balance is unavailable.  The modification interest rate is unavailable.  The modification maturity date is unavailable.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
						ADDITIONAL INFORMATION: N/A	04/30/2024	XX/XX/XXXX
2570320027	XXXX	XXXX	XXXX	1	[1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent	LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XX/XX/XXXX.  There was no borrower contact made with borrower prior to XX/XX/XXXX, on XX/XX/XXXX the borrower was called for payment and stated will be making payment XX/XX/XXXX.On XX/XX/XXXX the borrower was called for refinance information. On XX/XX/XXXX the borrower called in regarding payment and stated will make payment by XX/XX/XXXX. There was no more borrower contact made after XX/XX/XXXX
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
						ADDITIONAL INFORMATION: N/A	04/30/2024	XX/XX/XXXX
2570321130	XXXX	XXXX	XXXX	1	[1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent	LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XX/XX/XXXX.  On XX/XX/XXXX the borrower made a promise to pay. On XX/XX/XXXX the borrower requested the total amount due. On XX/XX/XXXX the borrower requested authorization for their family member to make a payment on the account. Authorization was accepted and a payment was made. On XX/XX/XXXX the welcome call was completed. The borrower made a promise to reinstate the account and stated that the reason for default was due to losing a money order. On XX/XX/XXXX the borrower called to find out how their family member could take over the loan. The agent went over an assumption and refinance option. On XX/XX/XXXX the borrower stated that they fell behind due to having to make electrical repairs. They requested a payoff quote and made a promise to reinstate that account. Workout options were discussed. On XX/XX/XXXX the borrower stated that they will be sending in reinstatement funds in the amount of $X.XX. The reason for default was due to excessive obligations. On XX/XX/XXXX and XX/XX/XXXX the borrower called to check on the status of the escrow overage check. On XX/XX/XXXX the borrower had questions regarding the insurance coverages. On XX/XX/XXXX the borrower called to make a payment and requested to be transferred to the insurance department. On XX/XX/XXXX the borrower called to discuss the insurance information. On XX/XX/XXXX the borrower stated that they made a payment in the amount of $X.XX on XX/XX/XXXX but it did not clear their bank account. The servicer advised that it might be on a clearing period and to allow another day to see if it clears the account. On XX/XX/XXXX the borrower called to discuss the payment and fees.  On XX/XX/XXXX the borrower stated that they recently made a payment but it is not reflecting on the account. The agent advised that the payment was reversed. The borrower stated that the funds were available and the bank reversed it. The reason for default was due to a payment dispute. They requested that the payment be resubmitted. The loan is currently performing.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
						ADDITIONAL INFORMATION: N/A	04/30/2024	XX/XX/XXXX
2570320023	XXXX	XXXX	XXXX	1	[1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent	LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XX/XX/XXXX.  On XX/XX/XXXX, borrower set up a payment. On XX/XX/XXXX, agent advised borrower of pending servicing transfer. On XX/XX/XXXX, borrower called citing death in family, and asked if they can make lump sum payment of $X.XX that day, and the rest of the total amount due by end of month, which agent helped set up. On XX/XX/XXXX, servicer called to collect payment, and borrower promised to pay online by XX/XX/XXXX. No further contact evident.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
						ADDITIONAL INFORMATION: N/A	04/30/2024	XX/XX/XXXX
2570320200	XXXX	XXXX	XXXX	2	[2] Current Status - Delinquent [2] Delinquency Prognosis - Temporary	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XX/XX/XXXX.  There was no prior contact to XX/XX/XXXX.  From XX/XX/XXXX to XX/XX/XXXX, the borrower called and made the monthly installment payments.  On XX/XX/XXXX, the customer discussed the total amount due breakdown.  The homeowner plans to make payments to bring the loan current.  On XX/XX/XXXX and XX/XX/XXXX, a payment was made.  On XX/XX/XXXX, the servicer provided the customer with all workout options.  A payment was made.  On XX/XX/XXXX, the homeowner stated that had a payment dispute with the prior servicer which did not allow the loan to be brought current.  The representative offered payment workout options; but the customer rejected them. The customer stated that will pay again.  A payment for $X.XX was made during the call.  On XX/XX/XXXX, a payment was promised.  On XX/XX/XXXX, the borrower called and reported that temporary servicing problems with the prior servicer was the reason for delinquency.  A payment for $X.XX was made with the agent.  There was no additional contact.  The loan is performing.
REASON FOR DEFAULT: The reason for default is servicing problems.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is Reinstatement.
						ADDITIONAL INFORMATION: N/A	04/30/2024	XX/XX/XXXX
2570321113	XXXX	XXXX	XXXX	2	[2] Current Status - Bankruptcy	LOAN STATUS: The current loan status is Bankruptcy.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XX/XX/XXXX.  On XX/XX/XXXX the borrower informed the servicer to send a letter then hung up. There has been no further communication with the borrower as the loan has been in active bankruptcy. The loan is currently performing in bankruptcy.
REASON FOR DEFAULT:
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on XX/XX/XXXX.  The chapter is Chapter XX.  The bankruptcy was filed under case number XXX.  The most recent bankruptcy status is performing under plan.  The proof of claim was filed XX/XX/XXXX.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
						ADDITIONAL INFORMATION: N/A	04/30/2024	XX/XX/XXXX
2570321574	XXXX	XXXX	XXXX	3	[3] There is evidence of property damage. [1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent	LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XX/XX/XXXX.  The borrower had not called in and there were no attempts to contact the borrower from XX/XX/XXXX to XX/XX/XXXX. On XX/XX/XXXX, the borrower called in about the payment which was sent to the prior servicer. The payment was received and posted to principal. The borrower asked that the payment be applied as a regular payment. On XX/XX/XXXX, the borrower called in to report a new insurance claim for wind damage to the roof. On XX/XX/XXXX, the servicer called the borrower to clarify the date of loss for the claim. On XX/XX/XXXX, the borrower called in to check status of the claim and was advised that the claim check was returned to the servicer undeliverable. The borrower gave their PO Box address. There was no further contact with the borrower. The loan has been performing throughout the review period.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The chapter is Chapter XX.  The bankruptcy case number is not available.  The most recent bankruptcy status is discharged.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is evidence of property damage and the nature of the damage is XXX.  Insurance funds in the amount of $X.XX were received on XX/XX/XXXX for XXX damage to the property on XX/XX/XXXX. The claim was classified as non-monitored and the funds were released to the borrower on XX/XX/XXXX. There is no evidence of completed repairs.  The damage repair amount is estimated at $X,XX.  Property repairs have not started.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
						ADDITIONAL INFORMATION: N/A	04/30/2024	XX/XX/XXXX
2570319797	XXXX	XXXX	XXXX	1	[1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent	LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XX/XX/XXXX.  There is no borrower contact made prior to XX/XX/XXXX, on XX/XX/XXXX the borrower called in to make a payment, the borrower stated will call back to make XXX payment. On XX/XX/XXXX and XX/XX/XXXX and XX/XX/XXXX the borrower called in to make a payment. On XX/XX/XXXX the borrower called in to try to make payment and stated will call back with banking details. On XX/XX/XXXX the borrower called in regarding fees on account and made a payment. There is no more contact made with borrower.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
						ADDITIONAL INFORMATION: N/A	04/30/2024	XX/XX/XXXX
2570319849	XXXX	XXXX	XXXX	3	[3] Deceased Borrower(s) - No Death Certificate Received

[1] Current Status - Performing

[1] Deceased Borrower(s) - Trustee/Heir(s) identified and documented

[1] Performing Loan and Weak Possibility of Going Delinquent	LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XX/XX/XXXX.  There was no contact prior to  XX/XX/XXXX. On XX/XX/XXXX, Third party called to confirm ACH and next payment. On XX/XX/XXXX, Third party called regarding the payment. Customer reported no disaster impact. Welcome call completed.  Borrower is deceased and ---.  The date of death is unknown.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
						ADDITIONAL INFORMATION: N/A	04/30/2024	XX/XX/XXXX
2570320888	XXXX	XXXX	XXXX	3	[3] There is evidence of property damage. [1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent	LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XX/XX/XXXX.  No contact prior to XX/XX/XXXX. On XX/XX/XXXX and XX/XX/XXXX the borrower called and made a payment. On XX/XX/XXXX the borrower called to discuss the cancelled insurance policy. On XX/XX/XXXX and XX/XX/XXXX the borrower called and made a payment. No contact from XX/XX/XXXX-XX/XX/XXXX. On XX/XX/XXXX the borrower called and stated had mailed the payment to the prior servicer. Also stated had XXX damage and filed a claim. On XX/XX/XXXX the borrower called to confirm the XXX payment was received. No contact from XX/XX/XXXX- XX/XX/XXXX. On XX/XX/XXXX the borrower called to discuss the XXX damage, escrow surplus received and new payment. The agent also advised of the ACH papers being mailed. On XX/XX/XXXX, XX/XX/XXXX The borrower made a payment. On XX/XX/XXXX the borrower called to authorize a third party to handle the XXX damage claim. The claim classified as non-monitored. On XX/XX/XXXX the borrower called to make a payment. On XX/XX/XXXX the borrower called for payment information. No further contact noted. The loan is performing.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The chapter is Chapter XX.  The bankruptcy case number is not available.  The most recent bankruptcy status is closed.  The bankruptcy details were not provided to include the discharged date.
MODIFICATION: The loan has been modified.  The modification date is XX/XX/XXXX.  The modified principal balance is unavailable.  The modification interest rate is unavailable.  The modification maturity date is unavailable.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is evidence of property damage and the nature of the damage is XXX.  On XX/XX/XXXX the borrower reported XXX damage. Also stated had filed a claim. On XX/XX/XXXX interior damage reported of the XXX and XXX and XXX damage. On XX/XX/XXXX the third party reported a XXX damage claim from the loss date of XX/XX/XXXX. On XX/XX/XXXX the claim is non-monitored. Claim funds of $X.XX was received on XX/XX/XXXX. The claim funds were endorsed and mailed to the borrower on XX/XX/XXXX. No evidence an inspection was completed or repair status was provided.  Property repair is in process.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
						ADDITIONAL INFORMATION: N/A	04/30/2024	XX/XX/XXXX
2570319983	XXXX	XXXX	XXXX	1	[1] Current Status - Performing [1] Deceased Borrower(s) - Trustee/Heir(s) identified and documented [1] Performing Loan and Weak Possibility of Going Delinquent	LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XX/XX/XXXX.  On XX/XX/XXXX, Co-borrower called and. Inquire if payment will change. On XX/XX/XXXX, borrower called wanted to know if second mortgagor passed will the mortgage be paid off. Agent advised that is not how it works. Borrower also wanted to know if there is an Insurance on the loan and agent advised only homeowners Insurance. On XX/XX/XXXX, borrower called to advised spouse passed away and wondered if the house would be paid off or if the payment would go down. On XX/XX/XXXX, borrower called and provided authorization for sister to speak on account, wanted to know account status for assistance. Stated spouse passed away as of XXX, and was the one who generated the vast majority of the income in the household. Stated only generated only $X.XX, a month from pension. Agent provided all workout options and Credit Counseling. Borrower stated is seeking a XX-month forbearance in attempt to identify additional sources of income. Borrower will send 2 death certificates. Agent set up Forbearance plan. On XX/XX/XXXX, borrower called stated spouse passed away. On XX/XX/XXXX, borrower called behind on loan due to spouse passing. Will call XXX and see if they can help. Stated have some funds to payoff the loan, but is waiting on funds. On XX/XX/XXXX, Borrower called and was advised that increase in monthly payment is due to escrow shortage. On XX/XX/XXXX, Borrower called to verify payment. On XX/XX/XXXX, borrower to check on payment and was advised only one payment did not go through. On XX/XX/XXXX, borrower and made a payment for $X.XX, via XXX. On XX/XX/XXXX, borrower called in and stated payments made are not going through Bank. Agent advised payment were process today and to call back in 3 days. On XX/XX/XXXX, borrower called to request late charge be waived. On XX/XX/XXXX, borrower called made a payment and requested to waive lender paid expenses. On XX/XX/XXXX, Borrower called to check total amount due and wanted to know how to lower bill. On XX/XX/XXXX, borrower called to make payment. On XX/XX/XXXX, borrower called to schedule a payment. On XX/XX/XXXX, borrower called to request late charge be waived.  Borrower is deceased and ---.  The date of death is XX/XX/XXXX.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The chapter is Chapter XX.  The bankruptcy case number is not available.  The most recent bankruptcy status is discharged.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
						ADDITIONAL INFORMATION: N/A	04/30/2024	XX/XX/XXXX
2570321462	XXXX	XXXX	XXXX	2	[2] Current Status - Delinquent	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XX/XX/XXXX.  There was no contact prior to XX/XX/XXXX. On XX/XX/XXXX, the borrower made a promise to pau for XX/XX/XXXX. On XX/XX/XXXX, the borrower stated they would call back to apply for repayment plan. On XX/XX/XXXX, a promise to pay was made. On XX/XX/XXXX, the borrower called to make a payment. On XX/XX/XXXX, the borrower called to schedule the XXX payment for XX/XX/XXXX. On XX/XX/XXXX, the borrower called to cancel the payment scheduled for XX/XX/XXXX, and post dated a payment for XX/XX/XXXX. On XX/XX/XXXX, the borrower called to obtain the total amount due. On XX/XX/XXXX, the borrower made a promise to pay, and the payment increase was explained. On XX/XX/XXXX, the borrower called to make a payment. On XX/XX/XXXX, the borrower made a promise to pay. On XX/XX/XXXX, the borrower called to make a payment. On XX/XX/XXXX, the borrower called to make a payment. On XX/XX/XXXX, an informal repayment plan was set. On XX/XX/XXXX, a payment was made. On XX/XX/XXXX, a promise to pay was made. There was no further contact.
REASON FOR DEFAULT: The reason for default is excessive obligations.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is Reinstatement.
						ADDITIONAL INFORMATION: N/A	04/30/2024	XX/XX/XXXX
2570320248	XXXX	XXXX	XXXX	2	[2] Bankruptcy - CH XX - Discharged w/o Reaffirmation [1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent	LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XX/XX/XXXX.  No contact prior to XX/XX/XXXX, borrower called to request a partial release of mortgage. On XX/XX/XXXX, borrower called in wanting to know about a partial lien on the home. Agent provided m the email and mailing address to send it. Also will send the Mod Docs. Borrower schedule a payment. On XX/XX/XXXX, spoke to borrower who called to advise would like to release and sell part of the land. Agent advised a partial release is doable and provided the instructions. Agent was unable to find the non XXX form but was advised we can use the XXX form. On XX/XX/XXXX, spoke to borrower and advised Bankruptcy Chapter XX was discharged in XXXX. On XX/XX/XXXX, borrower called to confirm if the automated system will continue to read BK disclosure. Agent advised yes, since loan was part of the discharged Bankruptcy. On XX/XX/XXXX, borrower called to provide authorization for third party, XXX. On XX/XX/XXXX, Authorized Third party called to get information on how to request a partial land release. Agent provided the items needed and fax number to send the docs. On XX/XX/XXXX, borrower had some concerns regarding the system and that live agent disconnected call. On XX/XX/XXXX, borrower called had trouble with automated system. Borrower also stated have 20 acres and would like to sell17 acres, is requesting to have property appraised. Agent advised to send a written request. On XX/XX/XXXX, borrower called with same issue. On XX/XX/XXXX, borrower called to make a payment. On XX/XX/XXXX, borrower called in regard to request to subdividing   property advised did not see any docs received provided. On XX/XX/XXXX, borrower called and agent explained the account is current, borrower stated wants a partial claim, released all the paper work, the survey and $X.XX were all sent by the Land Title company XX/XXXX. Agent advised docs are in notes on XX/XX/XXXX, one requesting a $X.XX check he said that was paid when the docs were faxed. Borrower said will follow-up and get copy of cashed checked. On XX/XX/XXXX, ATP sent email stating check for $X.XX, was sent via mail same time partial release paperwork was sent so agent advised to allow cashiering until Tuesday to post funds and will contact ATP XXX. Agent asked if funds had specific purpose other then being posted to reduce UPB. On XX/XX/XXXX, spoke to borrower to check if there's any changes to the intention with the property and proactively offer our assistance. On XX/XX/XXXX, Borrower called to make a payment. On XX/XX/XXXX, borrower following up on partial release. Agent advised of note on XX/XX/XXXX, that survey received. Borrower states has been almost a year. On XX/XX/XXXX, spoke to borrower who called regarding property inspection and explained those are charges to borrower when 30 days or more late. There was no additional contact
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The chapter is Chapter XX.  The bankruptcy case number is not available.  The most recent bankruptcy status is discharged.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
						ADDITIONAL INFORMATION: N/A	04/30/2024	XX/XX/XXXX
2570321062	XXXX	XXXX	XXXX	1	[1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent	LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XX/XX/XXXX.  No contact prior to XX/XX/XXXX. On XX/XX/XXXX the borrower called made a payment and discussed loss mitigation efforts. Borrower stated the default reason as excessive obligations. On XX/XX/XXXX the borrower made a payment. On XX/XX/XXXX borrower called and made a payment. Also stated had to get a new XXX. On XX/XX/XXXX the borrower called and was transferred to another department. On XX/XX/XXXX The borrower called and completed the Welcome call. Also discussed loss mitigation efforts. On XX/XX/XXXX The borrower called and made a payment. On XX/XX/XXXX The borrower called and scheduled XX payments. No contact from XX/XX/XXXX-XX/XX/XXXX. On XX/XX/XXXX The borrower called and scheduled XX payments. On XX/XX/XXXX the borrower called to discuss the account details. Also stated would set up auto payments online. No further contact noted. The loan is performing.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: The loan has been modified.  The modification date is XX/XX/XXXX.  The modified principal balance is unavailable.  The modification interest rate is unavailable.  The modification maturity date is unavailable.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
						ADDITIONAL INFORMATION: N/A	04/30/2024	XX/XX/XXXX
2570319868	XXXX	XXXX	XXXX	1	[1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent	LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XX/XX/XXXX.  There was no contact prior to XX/XX/XXXX. On XX/XX/XXXX, the borrower called in regarding a partial release as their neighbor wanted to buy some of the land. On XX/XX/XXXX, the borrower called to cancel the additional automatic payment for $X.XX. There was no further contact.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
						ADDITIONAL INFORMATION: N/A	04/30/2024	XX/XX/XXXX
2570321121	XXXX	XXXX	XXXX	3	[3] Deceased Borrower(s) - No Death Certificate Received [2] Current Status - Delinquent [1] Deceased Borrower(s) - Trustee/Heir(s) identified and documented	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XX/XX/XXXX.  There was no contact prior to XX/XX/XXXX. On XX/XX/XXXX, the borrower set up a payment for XX/XX/XXXX. On XX/XX/XXXX, the borrower called to make a payment. On XX/XX/XXXX, the borrower indicated they will process the payment with their bank. On XX/XX/XXXX, the borrower called to make a payment. On XX/XX/XXXX, the borrower called to make a payment. On XX/XX/XXXX, the borrower was educated on the service transfer. On XX/XX/XXXX, the borrower advised that their spouse is deceased and will make a payment via XXX. On XX/XX/XXXX, the borrower called to make a payment. On XX/XX/XXXX, the borrower stated they would pick up funds from XXX and make a payment. There was no further contact.  Borrower is deceased and ---.  The date of death is unknown.
REASON FOR DEFAULT: The reason for default is servicing problems.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: The loan has been modified.  The modification date is XX/XX/XXXX.  The modified principal balance is unavailable.  The modification interest rate is unavailable.  The modification maturity date is unavailable.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is Reinstatement.
						ADDITIONAL INFORMATION: N/A	04/30/2024	XX/XX/XXXX
2570320826	XXXX	XXXX	XXXX	3	[3] Deceased Borrower(s) - No Death Certificate Received

[2] Occupancy - Non Owner Occupied

[1] Current Status - Performing

[1] Deceased Borrower(s) - Trustee/Heir(s) identified and documented

[1] Performing Loan and Weak Possibility of Going Delinquent	LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XX/XX/XXXX.  No contact prior to XX/XX/XXXX. On XX/XX/XXXX, XX/XX/XXXX, XX/XX/XXXX and XX/XX/XXXX The borrower called and made a payment. On XX/XX/XXXX the third party called to discuss the service transfer pending. On XX/XX/XXXX the third [arty called to discuss the account and was advised of admin of estate documents needed. On XX/XX/XXXX the third party called for payment method options and to discuss the insurance policy. On XX/XX/XXXX the third party called to confirm payment was received. On XX/XX/XXXX the third party called and made a payment. On XX/XX/XXXX The third party called and made a payment to the escrow shortage. On XX/XX/XXXX Third party called for the mortgagee clause. On XX/XX/XXXX third party called and made a payment. On XX/XX/XXXX third party called to discuss the suspended payment. No contact from XX/XX/XXXX-XX/XX/XXXX. On XX/XX/XXXX, XX/XX/XXXX and XX/XX/XXXX third party made a payment. No further contact noted. The loan is performing.  Borrower is deceased and ---.  The date of death is XX/XX/XXXX.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The chapter is Chapter XX.  The bankruptcy was filed under case number XXX.  The most recent bankruptcy status is closed.  The bankruptcy was dismissed on XX/XX/XXXX.  The proof of claim was filed XX/XX/XXXX.  Motion for Relief referred on XX/XX/XXXX and granted per comment on XX/XX/XXXX.
MODIFICATION: The loan has been modified.  The modification date is XX/XX/XXXX.  The modified principal balance is unavailable.  The modification interest rate is unavailable.  The modification maturity date is unavailable.  Modified in
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is non-owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
						ADDITIONAL INFORMATION: N/A	04/30/2024	XX/XX/XXXX
2570319775	XXXX	XXXX	XXXX	1	[1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent	LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XX/XX/XXXX.  No contact prior to XX/XX/XXXX. On XX/XX/XXXX - The third party called and made a payment. Also stated was awarded the property through the divorce. Also provided the divorce decree. On XX/XX/XXXX The third party stated will send in updated documents with name updates. On XX/XX/XXXX the third party called and made a payment. On XX/XX/XXXX The third party requested a late fee waiver. XX/XX/XXXX The third party stated will not sell. On XX/XX/XXXX The third party called to make a payment and was advised the name was updated. On XX/XX/XXXX The third party made a payment. No further contact noted. The loan is performing.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The chapter is Chapter XX.  The bankruptcy was filed under case number XXX.  The most recent bankruptcy status is closed.  The bankruptcy was discharged on XX/XX/XXXX and there is no evidence of reaffirmation.  The proof of claim was filed XX/XX/XXXX.
MODIFICATION: The loan has been modified.  The modification date is XX/XX/XXXX.  The modified principal balance is unavailable.  The modification interest rate is unavailable.  The modification maturity date is unavailable.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
						ADDITIONAL INFORMATION: N/A	04/30/2024	XX/XX/XXXX
2570320225	XXXX	XXXX	XXXX	1	[1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent	LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: No evidence of recent contact with the borrower.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
						ADDITIONAL INFORMATION: There is no borrower contact made during the review period XX/XXXX to XX/XXXX	04/30/2024	XX/XX/XXXX
2570321094	XXXX	XXXX	XXXX	1	[1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent	LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XX/XX/XXXX.  There has been no contact with the borrower from XX/XX/XXXX through XX/XX/XXXX. On XX/XX/XXXX an agent informed the borrower that the taxes are due in XXX and there aren't enough funds in escrow to pay the full amount so it will create a shortage. The borrower had a payment posting inquiry and stated that they were not impacted by the disaster. On XX/XX/XXXX the borrower called to discuss the insurance policy coverage. On XX/XX/XXXX the borrower called to schedule a payment. On XX/XX/XXXX the borrower called to request the insurance policy information and wanted to discuss the credit reporting. Loss mitigation options were discussed however the borrower declined. The reason for default was due to the death of a family member. There has been no further communication with the borrower. The loan is currently performing.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
						ADDITIONAL INFORMATION: N/A	04/30/2024	XX/XX/XXXX
2570319618	XXXX	XXXX	XXXX	1	[1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent	LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XX/XX/XXXX.  There has been no contact with the borrower from XX/XX/XXXX through XX/XX/XXXX. On XX/XX/XXXX the borrower called and was transferred to an authorized department. On XX/XX/XXXX the borrower made a promise to pay and had questions regarding the payment increase. On XX/XX/XXXX the borrower stated that the reason for default was due to servicing problems. XXX information was provided to the borrower. The borrower stated that they had a XXX come and repair the XXX. The payment and escrow shortage were discussed. On XX/XX/XXXX the borrower made a promise to pay the escrow shortage. They also requested assistance with logging into the website to make a payment. The reason for default was due to having issues with the website. Loss mitigation options were discussed. There has been no further communication with the borrower. The loan is currently performing.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
						ADDITIONAL INFORMATION: N/A	04/30/2024	XX/XX/XXXX
2570319683	XXXX	XXXX	XXXX	3	[3] Deceased Borrower(s) - No Death Certificate Received

[1] Current Status - Performing

[1] Deceased Borrower(s) - Trustee/Heir(s) identified and documented

[1] Performing Loan and Weak Possibility of Going Delinquent	LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XX/XX/XXXX.  There was no contact prior to XX/XX/XXXX. On XX/XX/XXXX, the borrower called to make a payment. On XX/XX/XXXX, the borrower called to make a payment, and would be calling back to make another. On XX/XX/XXXX, the borrower advised the other borrower passed away. On XX/XX/XXXX, the borrower called to make a payment. There was no further contact.  Borrower is deceased and ---.  The date of death is XX/XX/XXXX.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
						ADDITIONAL INFORMATION: N/A	04/30/2024	XX/XX/XXXX
2570321361	XXXX	XXXX	XXXX	1	[1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent	LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XX/XX/XXXX.  There is no borrower contact made prior to XX/XX/XXXX on XX/XX/XXXX the borrower called in regarding mortgage information. On XX/XX/XXXX the borrower called in regarding proof other loan was paid off. On XX/XX/XXXX the borrower called in regarding payment made and stated to allow more days for payment to clear. On XX/XX/XXXX the borrower called in for copy of welcome letter. On XX/XX/XXXX the borrower called in for loss draft information. On XX/XX/XXXX the borrower called in to check on status of new claim the borrower was told to allow time for check to arrive and process. On XX/XX/XXXX the borrower called in regarding claim check for $X.XX and was told check was endorsed and released on XX/XX/XXXX. On XX/XX/XXXX the borrower called in for claim check and was told to allow time for check to be released. On XX/XX/XXXX the borrower was call to inform check was released on XX/XX. On XX/XX/XXXX the borrower called in for process to make sure child will inherit home. On XX/XX/XXXX the borrower called in regarding escrow surplus. On XX/XX/XXXX the borrower called in regarding adding child to deed and was told to go through county clerks office. There is no further contact made with borrower.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
						ADDITIONAL INFORMATION: N/A	04/30/2024	XX/XX/XXXX
2570320373	XXXX	XXXX	XXXX	1	[1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent	LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XX/XX/XXXX.  There was no contact prior to XX/XX/XXXX. On XX/XX/XXXX, the borrower made a promise to pay. On XX/XX/XXXX, the payment history was reviewed and a deferral was offered. The borrower accepted the offer. On XX/XX/XXXX, the borrower made a partial payment and payment application was discussed. On XX/XX/XXXX, the borrower called for information on the claim. On XX/XX/XXXX, the borrower called to discuss payments and the claim filed. On XX/XX/XXXX, the borrower was advised an inspection needs to be scheduled. On XX/XX/XXXX, the borrower called in for the status of the final draw. On XX/XX/XXXX, the borrower called in for the status of the draw. On XX/XX/XXXX, it was advised the check was lost and a stop payment and reissue may be completed. On XX/XX/XXXX, the borrower was advised that the check had been reissued. On XX/XX/XXXX, the borrower was advised of a scheduled payment. On XX/XX/XXXX, a payment was processed. There was no further contact.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
						ADDITIONAL INFORMATION: N/A	04/30/2024	XX/XX/XXXX
2570321318	XXXX	XXXX	XXXX	2	[2] Current Status - Delinquent	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XX/XX/XXXX.  There was no borrower contact made prior to XX/XX/XXXX, on XX/XX/XXXX the borrower called in for a reinstatement quote and wire information, on XX/XX/XXXX the borrower called in and stated will be reinstating in the next day or two. On XX/XX/XXXX the borrower called in stating will be reinstating loan today. On XX/XX/XXXX the borrower called in for account status. On XX/XX/XXXX the borrower called in for total fees on account and was told fees remaining was $X.XX. On XX/XX/XXXX the borrower called in to request to use positive escrow balance for a monthly payment. There is no further contact made with borrower.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is Reinstatement.
						ADDITIONAL INFORMATION: N/A	04/30/2024	XX/XX/XXXX
2570319768	XXXX	XXXX	XXXX	3	[3] Loan has evidence of title issue(s). [2] Current Status - Delinquent	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XX/XX/XXXX.  No contact prior to XX/XX/XXXX. On XX/XX/XXXX The third party called and made a payment. Also discussed a repayment plan. On XX/XX/XXXX The third party called to change the payment date scheduled. On XX/XX/XXXX the third party called to cancel the payments for XX/XX and rescheduled for XX/XX. On XX/XX/XXXX-XX/XX/XXXX The third party called to discuss XXX referral and repayment plan. On XX/XX/XXXX-XX/XX/XXXX the third party was advised of prior repayment plans and a modification citing would not qualify. Also stated is gathering funds to reinstate. On XX/XX/XXXX-XX/XX/XXXX The borrower advised is working with state office for assistance. On XX/XX/XXXX XXX funds were received of $X.XX. On XX/XX/XXXX The third party called to discuss the XXX payment. No contact from XX/XX/XXXX-XX/XX/XXXX. On XX/XX/XXXX the third party called to discuss legal fees on account. No contact from XX/XX/XXXX-XX/XX/XXXX. On XX/XX/XXXX the third party called to make XX payments. On XX/XX/XXXX The borrower called to confirm payments were scheduled. Also stated the default reason as unexpected expenses. No further contact noted. The loan is XX days delinquent.
REASON FOR DEFAULT: The reason for default is excessive obligations.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: The loan has been modified.  The modification date is XX/XX/XXXX.  The modified principal balance is unavailable.  The modification interest rate is unavailable.  The modification maturity date is unavailable.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is evidence of title issues with the property.  On XX/XX/XXXX the title issue noted as a legal description error. Also noted a reformation count is needed. A not loss letter was received on XX/XX/XXXX. The foreclosure was closed on XX/XX/XXXX with no further actions noted to clear title.  The title issues were resolved as of XX/XX/XXXX.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is Reinstatement.
						ADDITIONAL INFORMATION: N/A	04/30/2024	XX/XX/XXXX
2570321339	XXXX	XXXX	XXXX	2	[2] Current Status - Delinquent	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XX/XX/XXXX.  On XX/XX/XXXX, spoke to borrower regarding the HAF program with no response. On XX/XX/XXXX, borrower called in to get the reinstatement letter and was advised of the fees and that the letter has not been generated in the system as yet. On XX/XX/XXXX, borrower called and stated wanted to speak to someone above the agent. Call was transferred to prior agent. Borrower requested reinstatement figures today is trying to reinstate the loan. Agent explained figures are not available at this moment but would work on obtaining the quote and would send an email with the figures. On XX/XX/XXXX, borrower called regarding reinstatement figures and stated should not be receiving additional fees. Call was transferred to loss Mitigation for answer to legal fees question. On XX/XX/XXXX, borrower called to inquire about the grace period and was advised the XX and the late fee is $X.XX. on XX/XX/XXXX, called and spoke to borrower, advised XX/XX payment due, provided amount due not including fees. Agent advised of payment assistance options available online. Borrower stated is working on commission and had questions about Forbearance and deferments. Answered questions. Borrower stated will make a payment by EOM. On XX/XX/XXXX, Borrower called   stated made payment via the app, payment was pending, deleted payment and made payment for $X.XX. There was no additional contact.
REASON FOR DEFAULT: The reason for default is curtailment of income.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is Reinstatement.
						ADDITIONAL INFORMATION: N/A	04/30/2024	XX/XX/XXXX
2570321669	XXXX	XXXX	XXXX	2	[2] Occupancy - Non Owner Occupied [1] Current Status - Performing [1] Deceased Borrower(s) - Trustee/Heir(s) identified and documented [1] Performing Loan and Weak Possibility of Going Delinquent	LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XX/XX/XXXX.  There was no contact prior to XX/XX/XXXX. On XX/XX/XXXX, the successor called to see if tractor was covered under insurance. On XX/XX/XXXX, successor called in for a total on insurance for XXXX. On XX/XX/XXXX, a payment was made. There was no further contact.  Borrower is deceased and ---.  The date of death is XX/XX/XXXX.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is non-owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
						ADDITIONAL INFORMATION: N/A	04/30/2024	XX/XX/XXXX
2570320682	XXXX	XXXX	XXXX	1	[1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent	LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XX/XX/XXXX.  There was no contact prior to XX/XX/XXXX. On XX/XX/XXXX, the borrower gave dates of when they would be sending in payments. On XX/XX/XXXX, the borrower advised they made a payment and would like to remove escrow. On XX/XX/XXXX, the borrower called to check the status of escrow removal. On XX/XX/XXXX, called with issues uploading insurance documents. On XX/XX/XXXX, the borrower called for a status on the claim. There was no further contact.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
						ADDITIONAL INFORMATION: N/A	04/30/2024	XX/XX/XXXX
2570321303	XXXX	XXXX	XXXX	1	[1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent	LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XX/XX/XXXX.  There is no borrower contact made prior to XX/XX/XXXX, on XX/XX/XXXX the borrower reached out via email to request a loss mitigation application, on XX/XX/XXXX the servicer responded with the loss mitigation process and documents needed. On XX/XX/XXXX the borrower was contacted regarding loss mitigation denial. On XX/XX/XXXX the borrower called in to request a deferment or repayment plan the borrower stated hardship has been resolved. On XX/XX/XXXX the borrower called in to make a payment and request repayment plan. On XX/XX/XXXX the borrower called in to check status of repayment plan request and was told of denial. The borrower stated will cure loan within the next week. There is no further contact made with borrower
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
						ADDITIONAL INFORMATION: N/A	04/30/2024	XX/XX/XXXX
2570320714	XXXX	XXXX	XXXX	2	[2] Current Status - Delinquent [2] Delinquency Prognosis - Temporary	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XX/XX/XXXX.  There was not borrower contact made prior to XX/XX/XXXX, On XX/XX/XXXX the borrower called about making a payment and stated will call back to process payment. On XX/XX/XXXX the borrower made a payment over the phone. On XX/XX/XXXX the borrower called in regarding total amount due. On XX/XX/XXXX the borrower called in regarding lien and was told once loan is paid in full lien is removed. On XX/XX/XXXX the borrower called in to request copy of mortgage statement. On XX/XX/XXXX the borrower called in to verify insurance information. On XX/XX/XXXX the borrower called in for a copy of payment history. On XX/XX/XXXX the borrower called in to make a payment and request amortizations records to be emailed. There is no further contact made with borrower.
REASON FOR DEFAULT: The reason for default is excessive obligations.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is Reinstatement.
						ADDITIONAL INFORMATION: N/A	04/30/2024	XX/XX/XXXX
2570320667	XXXX	XXXX	XXXX	1	[1] Current Status - Performing [1] Deceased Borrower(s) - Trustee/Heir(s) identified and documented [1] Performing Loan and Weak Possibility of Going Delinquent	LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XX/XX/XXXX.  There was no contact prior to XX/XX/XXXX. On XX/XX/XXXX, the borrower advised that they are still experiencing hardship, and would call back to schedule a payment. On XX/XX/XXXX, the borrower provided financials for review. A deferment was offered. There was no further contact.  Borrower is deceased and ---.  The date of death is unknown.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
						ADDITIONAL INFORMATION: N/A	04/30/2024	XX/XX/XXXX
2570320311	XXXX	XXXX	XXXX	3	[3] Deceased Borrower(s) - No Death Certificate Received [2] Current Status - Delinquent [1] Deceased Borrower(s) - Trustee/Heir(s) identified and documented	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XX/XX/XXXX.  There has been no borrower contact prior to XX/XX/XXXX. On XX/XX/XXXX the borrower called in to find out how many payments the hardest hit funds program has made the borrower was told XX payments to date. The borrower confirmed original loan amount and maturity date. There was no borrower contact made from XX/XX/XXXX to XX/XX/XXXX. On XX/XX/XXXX the borrower called in for a payoff quote.  Borrower is deceased and ---.  The date of death is unknown.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is Reinstatement.
						ADDITIONAL INFORMATION: N/A	04/30/2024	XX/XX/XXXX
2570320782	XXXX	XXXX	XXXX	3	[3] There is evidence of property damage. [2] Current Status - Delinquent	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XX/XX/XXXX.  There was no contact prior to XX/XX/XXXX.  On XX/XX/XXXX, the borrower requested assistance with bringing the loan current due to loss of income which has been resolved.   On XX/XX/XXXX, the servicer confirmed that a deferment was being processed.  A XX-month deferment was processed on XX/XX/XXXX.  On XX/XX/XXXX, a payment was made.   On XX/XX/XXXX and XX/XX/XXXX, payments were made.  On XX/XX/XXXX, the homeowner called to request funds to finish paying for the roof replacement.  On XX/XX/XXXX, the borrower requested an inspection, and the agent processed the request.  On XX/XX/XXXX, a payment was made.  On XX/XX/XXXX, the homeowner called regarding the claim check status.  The servicer confirmed that it had been mailed on XX/XX/XXXX.  On XX/XX/XXXX, the borrower stated that the loan is behind due to a family illness.  On XX/XX/XXXX, the customer stated that is taking care of an ill parent and confirmed owner occupancy.  On XX/XX/XXXX, the homeowner scheduled XX payments on the account and completed the XXX assessment.  The agent advised that a member of the loss mitigation team would follow up to discuss available loss mitigation options.  On XX/XX/XXXX, an automated credit dispute verification form regarding a credit item was received.   The credit dispute was resolved as the previously furnished information was verified as accurate.  A final dispute escalation response was sent on XX/XX/XXXX.  On XX/XX/XXXX, the borrower stated that the hardship is due to illness of a family member.  The homeowner paid $X.XX during the call and plans to pay again next XXX to bring the loan current.  There was no additional contact.  The loan is XX days delinquent.
REASON FOR DEFAULT: The reason for default is illness - family.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is evidence of property damage and the nature of the damage is XXX.  A claim check was filed for XXX damage to the XXX on XX/XX/XXXX.  The claim check for $X.XX was deposited on XX/XX/XXXX.  An inspection reported that the repairs were XX% completed per notes dated XX/XX/XXXX.  All funds were released by XX/XX/XXXX.  The claim was closed on XX/XX/XXXX without a final inspection on file.  The damage repair amount is estimated at $X.XX.  Property repair is in process.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is Reinstatement.
						ADDITIONAL INFORMATION: N/A	04/30/2024	XX/XX/XXXX
2570320731	XXXX	XXXX	XXXX	3	[3] There is evidence of property damage. [1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent	LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XX/XX/XXXX.  There was no contact prior to XX/XX/XXXX.  On XX/XX/XXXX, the borrower called to get information about sending the claim check to the servicer.  On XX/XX/XXXX, the servicer confirmed that the claim check for $X.XX was endorsed and mailed today.  On XX/XX/XXXX, the homeowner stated that just got out of the hospital due to amputation and promised to pay on XX/XX/XXXX.  On XX/XX/XXXX, the borrower called to make sure the payment for XXX was posted.  The agent confirmed that the loan is current and next due for XX/XX/XXXX.  There was no additional contact.  The loan is performing.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is evidence of property damage and the nature of the damage is XXX.  A stamp and go claim was filed for XXX damage per notes dated XX/XX/XXXX.  The stamp and go claim check for $X.XX was mailed on XX/XX/XXXX.  The damage details were not indicated.  On XX/XX/XXXX, the borrower claimed that the XXX was not the correct color and was not hung correctly; and that the insurance company does not want to fit it.  There is no inspection on file verifying the repair status.  The damage repair amount is estimated at $X.XX.  Property repair is in process.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
						ADDITIONAL INFORMATION: N/A	04/30/2024	XX/XX/XXXX
2570321323	XXXX	XXXX	XXXX	3	[3] There is evidence of property damage. [1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent	LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XX/XX/XXXX.  There was no contact prior to XX/XX/XXXX.  From XX/XX/XXXX to XX/XX/XXXX, the customer called and made monthly installment payments.  On XX/XX/XXXX, the borrower called to report a new claim due to XXX damage on XX/XX/XXXX.  The agent discussed the claim and check endorsement process.  On XX/XX/XXXX, the homeowner called and made XX payments.  On XX/XX/XXXX, the customer discussed the escrow shortage and analysis.  On XX/XX/XXXX, the borrower called in because she was not able to update the banking information online.  The agent provided guidance on how to complete the task.  The homeowner was able to make the payment.  There was no additional contact.  The loan is performing.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is evidence of property damage and the nature of the damage is XXX.  A claim was filed due to XXX damage on XX/XX/XXXX per notes dated XX/XX/XXXX.  The claim was classified as stamp and go per notes dated XX/XX/XXXX.  All claim funds for $X.XX was endorsed and released on XX/XX/XXXX.  The damage details and repair status were not indicated.  The damage repair amount is estimated at $X.XX.  Property repair is in process.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
						ADDITIONAL INFORMATION: N/A	04/30/2024	XX/XX/XXXX
2570319708	XXXX	XXXX	XXXX	2	[2] Current Status - Bankruptcy	LOAN STATUS: The current loan status is Bankruptcy.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XX/XX/XXXX.  There was no contact prior to XX/XX/XXXX. On XX/XX/XXXX, the borrower called to inquire about the payoff requested. There was no further contact.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on XX/XX/XXXX.  The chapter is Chapter XX.  The bankruptcy was filed under case number XXX.  The most recent bankruptcy status is active.  The proof of claim was filed XX/XX/XXXX.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is Reinstatement.
						ADDITIONAL INFORMATION: N/A	04/30/2024	XX/XX/XXXX
2570320717	XXXX	XXXX	XXXX	1	[1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent	LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XX/XX/XXXX.  There is no borrower contact made prior to XX/XX/XXXX, on XX/XX/XXXX the borrower called in to add authorized third party and stated will be working on reinstating the account. On XX/XX/XXXX the borrower called in for total amount due and wanted to know loss mitigation options. There is no borrower contact made from XX/XX/XXXX to XX/XX/XXXX, on XX/XX/XXXX the borrower called in to inform is working on reinstating account or accepting modification. On XX/XX/XXXX the borrower called in and stated will be sending final modification back next week. On XX/XX/XXXX the borrower called in for loan status with authorized third party. the borrower stated that will be sending over wire transfer to reinstate the loan today due to pending sales date. On XX/XX/XXXX the authorized third party called in to verify wire transfer was received the servicer stated not yet. On XX/XX/XXXX the authorized third party called in for online portal assistance to set up auto pay. On XX/XX/XXXX the borrower called in to confirm auto pay set up and was told of escrow refund also. On XX/XX/XXXX the borrower called in to make a payment. On XX/XX/XXXX the authorized third party called in regarding escrow account. On XX/XX/XXXX the authorized third party called in regarding escrow payment made. On XX/XX/XXXX the authorized third party called in regarding payment change and escrow payment. On XX/XX/XXXX and XX/XX/XXXX the authorized third party called in regarding new escrow analysis due to insurance payment being lowered. On XX/XX/XXXX the authorized third party called in regarding payment change and escrow shortage. There is no further contact made with borrower.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
						ADDITIONAL INFORMATION: N/A	04/30/2024	XX/XX/XXXX
2570321273	XXXX	XXXX	XXXX	2	[2] Bankruptcy - CH XX - Discharged w/o Reaffirmation [1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent	LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XX/XX/XXXX.  There was no contact prior to XX/XX/XXXX. On XX/XX/XXXX, the borrower called to schedule a payment but did not have checking information. On XX/XX/XXXX, the borrower called for loss mitigation assistance. On XX/XX/XXXX, the borrower called to confirm documents for review. On XX/XX/XXXX, the borrower was provided with documents needed. On XX/XX/XXXX, the borrower called to confirm documents, and was advised of denial due to maximum amount of modifications. Payment scheduled and miniumum payment accepted was discussed. On XX/XX/XXXX, a password reset email was sent. There was no further contact.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The chapter is Chapter XX.  The bankruptcy case number is not available.  The most recent bankruptcy status is discharged.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
						ADDITIONAL INFORMATION: N/A	04/30/2024	XX/XX/XXXX
2570319938	XXXX	XXXX	XXXX	2	[2] Bankruptcy - CH XX - Discharged w/o Reaffirmation [2] Current Status - Delinquent [2] Delinquency Prognosis - Temporary	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XX/XX/XXXX.  There was no borrower contact made prior to XX/XX/XXXX, on XX/XX/XXXX there borrower called in regarding why the servicer is not reporting to credit and was told that prior bankruptcy was not reaffirmed, the borrower also inquired about refinance and was told due to delinquent payments does not qualify. The borrower stated will make a payment soon but will be skipping payments for home repairs. On XX/XX/XXXX the borrower called in to make a payment for $X.XX the borrower stated that family lives in home. On XX/XX/XXXX the borrower called in to find out how to transfer property to their business entity, the borrower stated will be making a payment soon. On XX/XX/XXXX the borrower called in to follow up on transfer the borrower was told it takes a couple of weeks and will receive confirmation in writing. On XX/XX/XXXX the borrower called in regarding updated deed and refinance questions. On XX/XX/XXXX the borrower called in with questions on updated deed, the borrower requested refinance and was told loan needed to be current the borrower stated will reinstate loan soon. On XX/XX/XXXX the borrower called in to set up payments to reinstate loan and requested refinance information. On XX/XX/XXXX the borrower called in for total amount due on loan and requested new escrow analysis. On XX/XX/XXXX the borrower called in regarding wrong insurance noted in web portal the borrower stated will be making a payment next week, the reason for past due was noted as home repairs from borrower. There is no further contact made with borrower
REASON FOR DEFAULT: The reason for default is excessive obligations.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The chapter is Chapter XX.  The bankruptcy case number is not available.  The most recent bankruptcy status is discharged.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is Reinstatement.
						ADDITIONAL INFORMATION: N/A	04/30/2024	XX/XX/XXXX
2570321219	XXXX	XXXX	XXXX	3	[3] Deceased Borrower(s) - No Death Certificate Received

[1] Current Status - Performing

[1] Deceased Borrower(s) - Trustee/Heir(s) identified and documented

[1] Performing Loan and Weak Possibility of Going Delinquent	LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XX/XX/XXXX.  There was no contact prior to XX/XX/XXXX. On XX/XX/XXXX, the borrower called to schedule a payment. The borrower XX/XX/XXXX, the borrower called to make a payment. On XX/XX/XXXX, the borrower called to make a payment. On XX/XX/XXXX, the borrower called for the amount of interest paid and to confirm the monthly payment amount. On XX/XX/XXXX, the borrower called to make a payment. There was no further contact.  Borrower is deceased and ---.  The date of death is XX/XX/XXXX.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
						ADDITIONAL INFORMATION: N/A	04/30/2024	XX/XX/XXXX
2570319718	XXXX	XXXX	XXXX	2	[2] Current Status - Delinquent	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XX/XX/XXXX.  There was no contact prior to XX/XX/XXXX. On XX/XX/XXXX, the borrower stated they would be making the payment on XX/XX/XXXX. On XX/XX/XXXX, the borrower advised they would bring the loan current by end of month. On XX/XX/XXXX, payments were discussed. On XX/XX/XXXX, the borrower requested to cancel the payment for that day and was advised that it was too late to be canceled. On XX/XX/XXXX, a payment was scheduled and plans to bring the account current. On XX/XX/XXXX, the borrower advised they would call the payment in. On XX/XX/XXXX, the borrower made a promise to pay. There was no further contact.
REASON FOR DEFAULT: The reason for default is death of family member.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is Reinstatement.
						ADDITIONAL INFORMATION: N/A	04/30/2024	XX/XX/XXXX
2570320276	XXXX	XXXX	XXXX	1	[1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent	LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XX/XX/XXXX.  No contact prior to XX/XX/XXXX. On XX/XX/XXXX-XX/XX/XXXX Contact with the borrower to discuss a payment deferment. Also stated the property is owner occupied. On XX/XX/XXXX The borrower declined loss mitigation and promised XX payments. No contact from XX/XX/XXXX- XX/XX/XXXX. On XX/XX/XXXX the borrower called to discuss the deferment agreement sent. On XX/XX/XXXX The borrower called the deferment. A XX-month deferment was completed. No further contact noted. The loan is performing.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
						ADDITIONAL INFORMATION: N/A	04/30/2024	XX/XX/XXXX
2570319583	XXXX	XXXX	XXXX	3	[3] Deceased Borrower(s) - No Trustee/heir of Property Noted [3] Delinquency Prognosis - Permanent [2] Current Status - Delinquent	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY:
BORROWER CONTACT: No evidence of recent contact with the borrower.  Borrower is deceased and ---.  The date of death is XX/XX/XXXX.
REASON FOR DEFAULT: The reason for default is death of mortgagor.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is Reinstatement.
						ADDITIONAL INFORMATION: During the review period, there were XX contact attempts and no contact with the borrower. Loan is XX days delinquent and next due for XX/XX/XXXX.	04/30/2024	XX/XX/XXXX
2570320984	XXXX	XXXX	XXXX	1	[1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent	LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XX/XX/XXXX.  Borrower contact for payment and scheduled.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: The loan has been modified.  The modification date is XX/XX/XXXX.  The modified principal balance is unavailable.  The modification interest rate is unavailable.  The modification maturity date is unavailable.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
						ADDITIONAL INFORMATION: N/A	04/30/2024	XX/XX/XXXX
2570321025	XXXX	XXXX	XXXX	3	[3] There is evidence of property damage. [2] Current Status - Delinquent	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XX/XX/XXXX.  There was no contact prior to XX/XX/XXXX. On XX/XX/XXXX, the borrower declined loss mitigation assistance, and stated that there was XXX damage to the property. On XX/XX/XXXX, the borrower was advised the loan is in foreclosure and the reinstatement amount will now include foreclosure fees. Loss mitigation was discussed, but the borrower stated they would rather just pay. On XX/XX/XXXX, the borrower stated that they sent a check for the statement amount, but was advised the check may be sent back due to it being the incorrect amount for reinstatement. On XX/XX/XXXX, the borrower scheduled XX payments plus late fees. There was no further contact.
REASON FOR DEFAULT: The reason for default is curtailment of income.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is evidence of property damage and the nature of the damage is XXX.  Comments on XX/XX/XXXX, the borrower states there is XXX damage to the XXX and XXX. The borrower was transferred to the loss draft department, but there is no indication of a claim or that damages were repaired.  Property repairs have not started.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is Reinstatement.
						ADDITIONAL INFORMATION: Comments on XX/XX/XXXX, indicate that the property is in a XXX disaster area. The disaster type is not documented. Damages are documented, but there is no indication of a claim\.	04/30/2024	XX/XX/XXXX
2570321020	XXXX	XXXX	XXXX	1	[1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent	LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XX/XX/XXXX.  Prior to XX/XX/XXXX, there was no contact with the borrower. On XX/XX/XXXX, the borrower noted a new claim for XXX damage that occurred on XX/XX/XXXX. Borrower stated that they received a claim check in the amount of $X.XX. Borrower confirmed that repairs would be completed on the property. Advised borrower of claim check endorsement. On XX/XX/XXXX, the claim check was noted as stamp and go. On XX/XX/XXXX, the borrower discussed claims and was advised of claim check being sent to them. Claim was closed on XX/XX/XXXX. On XX/XX/XXXX, the borrower noted of issues online and assisted them with resetting the password. There was no further contact with the borrower. Loan is performing and next due for XX/XX/XXXX.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
						ADDITIONAL INFORMATION: N/A	04/30/2024	XX/XX/XXXX
2570321049	XXXX	XXXX	XXXX	3	[3] There is evidence of property damage. [1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent	LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XX/XX/XXXX.  There was no contact prior to XX/XX/XXXX. On XX/XX/XXXX, the borrower called to make a payment. On XX/XX/XXXX, the borrower requested a call back as they had new bank information. A callback was completed and a payment was processed. On XX/XX/XXXX, the borrower stated they already made a payment. On XX/XX/XXXX, the borrower requested to make a payment using a debit card and was advised a link would need to be sent. The borrower insisted the representative take the payment, but was advised that only checking or savings account could be used. A payment was processed. On XX/XX/XXXX, the borrower called in to report a new claim for XXX damage. On XX/XX/XXXX, the borrower stated that they overnighted the claim check, and is mailing a second one today. On XX/XX/XXXX, the borrower called to confirm receipt of the claim checks, and it was confirmed they had been received. On XX/XX/XXXX, the borrower stated that the lesser claim check was not endorsed. On XX/XX/XXXX, the borrower stated they spent $X.XX of their own money to remediate the non-endorsed claim check and requested reimbursement. On XX/XX/XXXX, the borrower was advised that the amount to overnight the check could not be reimbursed. The borrower requested a supervisor and the call was transferred. On XX/XX/XXXX, the borrower called to make a payment. On XX/XX/XXXX, the borrower was contacted to advise of escrow changes. There was no further contact.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is evidence of property damage and the nature of the damage is XXX.  The borrower called in on XX/XX/XXXX, to advise of a new claim for XXX damage on XX/XX/XXXX. XX checks were received, one in the amount of $X.XX and one in the amount of $X.XX. The larger check was sent back endorsed; however, the smaller check was sent back not endorsed. The check was sent back by the borrower at the out of pocket cost of $X.XX. The borrower requested reimbursement for this amount, but was told it could not be reimbursed. The borrower states the repairs are complete, but there is no indication of a XX% inspection.  Property repair is in process.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
						ADDITIONAL INFORMATION: N/A	04/30/2024	XX/XX/XXXX
2570320406	XXXX	XXXX	XXXX	2	[2] Occupancy - Non Owner Occupied [1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent	LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XX/XX/XXXX.  No contact prior to XX/XX/XXXX, On XX/XX/XXXX, borrower called in to verify the XX/XX, payment return. Agent advised no payment is showing returned. Also advised borrower to verify payment return before rescheduling. On XX/XX/XXXX, borrower called to advised received a call from someone claiming to be from Fay Servicing in regard to Loan Modification and requested that they send in a payment. Agent advised no one called and to disregard. On XX/XX/XXXX, Borrower called to have claim check endorsed. Call transferred to Loss Draft. On XX/XX/XXXX, Authorized third party called to request phone number be updated. Also wanted information on the Insurance Adjustor, is trying to file a claim. On XX/XX/XXXX, ATP called wanted to know if their name is on the loan. Agent advised name is not on the Note. ATP also wanted to know why only land taxes are being paid and agent advised ATP to speak with the Tax Department. On XX/XX/XXXX, ATP called to update phone number. On XX/XX/XXXX, ATP called and wanted to know why payment was not processed. ATP also wanted to know what can be done to be able to get credit for the payments that ATP is making. Agent advised the only way is to Refinance. On XX/XX/XXXX, ATP/SII called to inquire what needs to be done to purge the XXX off the main property, stated has all the Documentation needed from the County. Agent advised to send documents in with a written request to Customer Support. ATP also requested a Payoff Statement. No additional comments in file.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is non-owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
						ADDITIONAL INFORMATION: N/A	04/30/2024	XX/XX/XXXX
2570320998	XXXX	XXXX	XXXX	2	[2] Current Status - Delinquent	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XX/XX/XXXX.  On XX/XX/XXXX, borrower called to schedule XX payments. Agent called to collect payment on XX/XX/XXXX, and borrower stated they made payment. Agent advised it was returned for insufficient funds. Borrower said they would follow up next week. On XX/XX/XXXX, borrower called to make a lump sum payment of $X.XX, stating she knows she is behind, but that they "lost someone" and will make XXX payment by end of month. On XX/XX/XXXX, borrower promised to make payment. On XX/XX/XXXX, borrower called to make a payment, and promised to pay the remainder. On XX/XX/XXXX, borrower called to make a payment. Agent advised them of total amount due, and borrower stated they never paid attention to what is due, but scheduled remaining payment. No further contact evident.
REASON FOR DEFAULT: The reason for default is indifference/disregard for obligation.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is Modification.
						ADDITIONAL INFORMATION: N/A	04/30/2024	XX/XX/XXXX
2570319585	XXXX	XXXX	XXXX	1	[1] Current Status - Performing [1] Deceased Borrower(s) - Trustee/Heir(s) identified and documented [1] Performing Loan and Weak Possibility of Going Delinquent	LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: No evidence of recent contact with the borrower.  Borrower is deceased and ---.  The date of death is unknown.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
						ADDITIONAL INFORMATION: No contact with the borrower from XX/XX/XXXX through XX/XX/XXXX. Borrower is deceased.	04/30/2024	XX/XX/XXXX
2570320986	XXXX	XXXX	XXXX	2	[2] Current Status - Delinquent	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XX/XX/XXXX.  There was no contact with borrower from XX/XX/XXXX to XX/XX/XXXX. Borrower called XX/XX/XXXX to set up XX payments. Borrower called XX/XX/XXXX to discuss principal balance. Servicer went over how funds are applied and deferred amount from modification. On XX/XX/XXXX borrower made payment and requested payoff. Borrower called XX/XX/XXXX to confirm payment. There was no contact with borrower from XX/XX/XXXX to XX/XX/XXXX. Loan is XX days delinquent.
REASON FOR DEFAULT: The reason for default is excessive obligations.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: The loan has been modified.  The modification date is unavailable.  The modified principal balance is unavailable.  The modification interest rate is unavailable.  The modification maturity date is unavailable.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is Reinstatement.
						ADDITIONAL INFORMATION: N/A	04/30/2024	XX/XX/XXXX
2570320987	XXXX	XXXX	XXXX	3	[3] Deceased Borrower(s) - No Death Certificate Received

[1] Current Status - Performing

[1] Deceased Borrower(s) - Trustee/Heir(s) identified and documented

[1] Performing Loan and Weak Possibility of Going Delinquent	LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XX/XX/XXXX.  Despite several contact attempts from the servicer, there was no contact with the borrower from XX/XX/XXXX to XX/XX/XXXX. The borrower made payments by phone on XX/XX/XXXX, XX/XX/XXXX, XX/XX/XXXX, XX/XX/XXXX, XX/XX/XXXX, XX/XX/XXXX, XX/XX/XXXX, XX/XX/XXXX, XX/XX/XXXX, XX/XX/XXXX, XX/XX/XXXX and XX/XX/XXXX. There was no further contact with the borrower. The loan has been performing throughout the review period.  Borrower is deceased and ---.  The date of death is unknown.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
						ADDITIONAL INFORMATION: N/A	04/30/2024	XX/XX/XXXX
2570319555	XXXX	XXXX	XXXX	1	[1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent	LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XX/XX/XXXX.  Borrower contact on the changes to escrow.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
						ADDITIONAL INFORMATION: N/A	04/30/2024	XX/XX/XXXX
2570319552	XXXX	XXXX	XXXX	2	[2] Current Status - Delinquent	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XX/XX/XXXX.  Prior to XX/XX/XXXX, there was no contact with the borrower. On XX/XX/XXXX, the borrower made a payment in the amount of $X.XX. Reason for delinquency was noted as excessive obligations. On XX/XX/XXXX, the borrower, the borrower stated that they have been behind for the last XX years and pays at the end of the month. Borrower is aware of the late fees and doesn't care about them. Borrower stated that they would probably be dead by the time the house is paid for. There was no further contact with the borrower. Loan is XX days delinquent and next due for XX/XX/XXXX.
REASON FOR DEFAULT: The reason for default is excessive obligations.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is Reinstatement.
						ADDITIONAL INFORMATION: N/A	04/30/2024	XX/XX/XXXX
2570319574	XXXX	XXXX	XXXX	2	[2] Property is located in a XXX disaster area. [1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent	LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XX/XX/XXXX.  On XX/XX/XXXX, borrower called stating they were under the impression they were current due to a double payment that was previously made. Agent attempted to assist, but borrower was frustrated and said they would call back On XX/XX/XXXX, borrower called to verify payment amount and promised to pay. On XX/XX/XXXX, borrower called about delinquency notice. Agent advised that the last payment received was for XXX, and borrower said they sent money order for XXX, which they should receive shortly. On XX/XX/XXXX, borrower called to verify money order payment receipt. Agent advised they never received it, and to follow up with post office. Agent also offered to set up payment, but borrower declined. On XX/XX/XXXX, borrower called to confirm receipt of payment they sent XX/XX/XXXX. Agent advised last payment received was XX/XX/XXXX, but that was applied toward XXX. Borrower claimed they sent another payment. Agent stated they had not received, but they could send proof of such so servicer could research. Agent also provided money order information. On XX/XX/XXXX, borrower called to dispute payment plan fund application and find out the remainder of their payment owed. Agent advised the total remaining was $X.XX including suspense funds. On XX/XX/XXXX, borrower called to verify loan status as current. Agent verified and asked if they were affected by disaster, and borrower stated only their washer and dryer were affected. The home itself was undamaged and XXX was cleared from basement. On XX/XX/XXXX, agent called to inquire about possible property damage. Borrower then hung up. On XX/XX/XXXX, borrower called to ask about their payment increase. Agent advised it was due to late fees. Borrower said they would pay them off with their next money order payment. No further contact evident.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
						ADDITIONAL INFORMATION: N/A	04/30/2024	XX/XX/XXXX
2570320989	XXXX	XXXX	XXXX	3	[3] Property Damage - Other Natural Causes - No evidence of resolution [1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent	LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XX/XX/XXXX.  There was no contact prior to XX/XX/XXXX. On XX/XX/XXXX, the borrower called in to report a new claim for XXX. On XX/XX/XXXX, the borrower called for the status of the claim check and was advised that it was endorsed and mailed XX/XX/XXXX. There was no further contact.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is evidence of property damage and the nature of the damage is other natural causes.  The borrower called in on XX/XX/XXXX, to report a new claim for a XXX. The date of damage is not documented. A check in the amount of $X.XX was received. The check was endorsed and released on XX/XX/XXXX, and the claim was closed XX/XX/XXXX. There is no indication the repairs have been completed.  Property repair is in process.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
						ADDITIONAL INFORMATION: N/A	04/30/2024	XX/XX/XXXX
2570319573	XXXX	XXXX	XXXX	3	[3] There is evidence of property damage. [2] Current Status - Delinquent	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XX/XX/XXXX.  On XX/XX/XXXX, the borrower had an insurance related inquiry. On XX/XX/XXXX, the borrower filed an insurance claim, due to wind/hail damage. On XX/XX/XXXX, the borrwoer stated they were experiening a curtailment of income. On XX/XX/XXXX, the borrower inquire about loss mitigation assistance. On XX/XX/XXXX, the borrower stated they were working with the state to received assistance. On XX/XX/XXXX, the borrower stated they were working with the state to received assistance. On XX/XX/XXXX, the borrower stated they were working with the state to received assistance. On XX/XX/XXXX, the borrower had an account related inquiry. On XX/XX/XXXX, the borrower had an account related inquiry. On XX/XX/XXXX, the borrower disputed a loss mitigation denial. On XX/XX/XXXX, the borrower had an account related inquiry. On XX/XX/XXXX, the borrwoer had a loss draft inquiry. On XX/XX/XXXX, the borrwoer had a loss draft inquiry. On XX/XX/XXXX, the borrower scheduled a payment. On XX/XX/XXXX, the borrower scheduled a payment. On XX/XX/XXXX, the borrower had an account related inquiry. On XX/XX/XXXX, the borrower scheduled a payment. On XX/XX/XXXX, the borrower had an account related inquiry. On XX/XX/XXXX, the borrower had an account related inquiry. On XX/XX/XXXX, the borrower scheduled a payment. There was no further contact noted. As of the review date, the loan is XX days deliquent with no loss mitigation plans in place.
REASON FOR DEFAULT: The reason for default is curtailment of income.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is evidence of property damage and the nature of the damage is XXX.  The borrower filed a loss draft claim, due to XXX damage, on XX/XX/XXXX. As of the review date, there is no indication that repairs have been XX% completed.  The damage repair amount is estimated at $X.XX.  Property repair is in process.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is Reinstatement.
						ADDITIONAL INFORMATION: N/A	04/30/2024	XX/XX/XXXX
2570320810	XXXX	XXXX	XXXX	1	[1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent	LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XX/XX/XXXX.  There was no contact with borrower from XX/XX/XXXX to XX/XX/XXXX. On XX/XX/XXXX borrower stated did not realize payment was due and will call back to make payment. Borrower called XX/XX/XXXX to make payment; stated is waiting on settlement funds. On XX/XX/XXXX borrower stated is on disability and will make payment on XX when he received check. Borrower called XX/XX/XXXX to make payment. On XX/XX/XXXX borrower called to discuss payment history and fees on account. Servicer advised to send in proof of payments. Contact from XX/XX/XXXX to XX/XX/XXXX was regarding payment dispute and escrow shortage. Payment dispute issue is resolved. Borrower called XX/XX/XXXX to make payment. Borrower called XX/XX/XXXX and requested payoff on account. Borrower called XX/XX/XXXX regarding late fees on account. On XX/XX/XXXX servicer called and advised of payment change on account. There was no further contact with borrower. Loan is performing.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: The loan has been modified.  The modification date is unavailable.  The modified principal balance is unavailable.  The modification interest rate is unavailable.  The modification maturity date is unavailable.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
						ADDITIONAL INFORMATION: N/A	04/30/2024	XX/XX/XXXX
2570319571	XXXX	XXXX	XXXX	3	[3] Deceased Borrower(s) - No Death Certificate Received

[1] Current Status - Performing

[1] Deceased Borrower(s) - Trustee/Heir(s) identified and documented

[1] Performing Loan and Weak Possibility of Going Delinquent	LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XX/XX/XXXX.  There was no contact with borrower from XX/XX/XXXX to XX/XX/XXXX. Borrower called XX/XX/XXXX to add daughter as authorized party and requested copy of modification. On XX/XX/XXXX authorized third party called to make payment. On XX/XX/XXXX authorized third party called for assistance with online password. There was no contact with borrower from XX/XX/XXXX to XX/XX/XXXX. Loan is performing.  Borrower is deceased and ---.  The date of death is unknown.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: The loan has been modified.  The modification date is unavailable.  The modified principal balance is unavailable.  The modification interest rate is unavailable.  The modification maturity date is unavailable.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
						ADDITIONAL INFORMATION: N/A	04/30/2024	XX/XX/XXXX
2570321007	XXXX	XXXX	XXXX	2	[2] Property is located in a XXX disaster area. [1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent	LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XX/XX/XXXX.  No contact with the borrower from XX/XX/XXXX through XX/XX/XXXX after numerous attempts. Spoke to the borrower on XX/XX/XXXX and they stated impacted by the XXX and she was looking for assistance. The customer stated no major damage and has not filed a claim for XXX repairs. The customer stated they did not think their insurance would cover. Spoke to the borrower on XX/XX/XXXX and they wanted to know the plan they were on and they were informed on a forbearance plan that ends on XX/XX/XXXX. Spoke to the borrower on XX/XX/XXXX and they wanted to know what their new options are and they were informed to complete a XXX form online and they stated will complete today and call back to make a payment. Spoke to the customer on XX/XX/XXXX and they needed assistance logging into the website. Spoke to the customer on XX/XX/XXXX and they wanted to know where to send the document for the BAF, Spoke to the borrower on XX/XX/XXXX and they stated still working on getting the income documents. Spoke to the borrower on XX/XX/XXXX and they stated they filled out the XXX form and not sure where it is. The customer was informed how to get another one from the site. The borrower also called back to get their policy information. Spoke to the borrower on XX/XX/XXXX and they stated filled out the form and will fax it in. Spoke to the borrower on XX/XX/XXXX and advised the XXX form is complete and the status is pending Spoke to the borrower on XX/XX/XXXX and they were informed of the denial due to modification limit has been exceeded. Spoke to the customer on XX/XX/XXXX and they stated sent a payment for $X.XX. The customer was informed it would not be enough to reinstate the loan. Spoke to the borrower on XX/XX/XXXX and they were transferred to Amo. No further contact with t he borrower.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
						ADDITIONAL INFORMATION: N/A	04/30/2024	XX/XX/XXXX
2570320823	XXXX	XXXX	XXXX	1	[1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent	LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XX/XX/XXXX.  The borrower called on XX/XX/XXXX to inquire about getting check endorsed.  The borrower called on XX/XX/XXXX and asked to be transferred to loss draft department for help with claim check.  The borrower called on XX/XX/XXXX to inquire about flood insurance letter that was received.  The borrower called on XX/XX/XXXX regarding a new  flood insurance company.  The borrower called on XX/XX/XXXX to inquire about XXX payment amount.  The borrower called on XX/XX/XXXX to discuss insurance on the account.  The borrower called on XX/XX/XXXX to inquire about how long he will have to pay new amount for insurance.  The borrower called on XX/XX/XXXX to clarify statement that was received.  There was no further contact with the borrower.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
						ADDITIONAL INFORMATION: N/A	04/30/2024	XX/XX/XXXX
2570321855	XXXX	XXXX	XXXX	1	[1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent	LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XX/XX/XXXX.  No contact prior to XX/XX/XXXX. On XX/XX/XXXX the borrower called to discuss the escrow shortage. On XX/XX/XXXX the borrower called to discuss the letter of borrower death received. No borrower is deceased. On XX/XX/XXXX the borrower called to online access. On XX/XX/XXXX the borrower called to see if the insurance policy was received. No further contacts made. The loan is performing.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
						ADDITIONAL INFORMATION: N/A	04/30/2024	XX/XX/XXXX
2570320611	XXXX	XXXX	XXXX	3	[3] Loan exhibits evidence of litigation. [1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent	LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XX/XX/XXXX.  On XX/XX/XXXX, the borrower called in about the escrow account. On XX/XX/XXXX, the borrower called in to update their insurance information. On XX/XX/XXXX, the borrower cited curtailed income as the reason for default and requested loss mitigation assistance. Contact on XX/XX/XXXX, XX/XX/XXXX, XX/XX/XXXX, XX/XX/XXXX and XX/XX/XXXX was regarding loss mitigation. On XX/XX/XXXX, the borrower placed a written payment dispute, which is resolved. On XX/XX/XXXX, the borrower requested a reinstatement quote. On XX/XX/XXXX, the borrower called to find out if the account was current. On XX/XX/XXXX, the borrower called for help with the online account. On XX/XX/XXXX, the borrower called in about the payment increase. There was no further contact with the borrower. The loan is performing.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is evidence of litigation on the file.  Comments on XX/XX/XXXX reflect that unknown litigation is pending; however, no further details were provided. There is no evidence of resolution.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
						ADDITIONAL INFORMATION: N/A	04/30/2024	XX/XX/XXXX
2570320600	XXXX	XXXX	XXXX	2	[2] Current Status - Bankruptcy	LOAN STATUS: The current loan status is Bankruptcy.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XX/XX/XXXX.  There was no borrower contact made prior to XX/XX/XXXX, on XX/XX/XXXX the borrower called in for loan status and was told needed bankruptcy attorney authorization first. On XX/XX/XXXX the borrower called in and stated will be looking into amending bankruptcy filing. There was no other borrower contact
REASON FOR DEFAULT:
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on XX/XX/XXXX.  The chapter is Chapter XX.  The bankruptcy was filed under case number XXX.  The most recent bankruptcy status is active.  The proof of claim was filed XX/XX/XXXX.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
						ADDITIONAL INFORMATION: N/A	04/30/2024	XX/XX/XXXX
2570320590	XXXX	XXXX	XXXX	1	[1] Current Status - Performing [1] Deceased Borrower(s) - Trustee/Heir(s) identified and documented [1] Performing Loan and Weak Possibility of Going Delinquent	LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XX/XX/XXXX.  On XX/XX/XXXX, the borrower had an account related inquiry. On XX/XX/XXXX, the borrower scheduled a payment. On XX/XX/XXXX, the borrower scheduled a payment. On XX/XX/XXXX, the borrower scheduled a payment. There was no further contact noted. The loan is current and performing.  Borrower is deceased and ---.  The date of death is unknown.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
						ADDITIONAL INFORMATION: N/A	04/30/2024	XX/XX/XXXX
2570320586	XXXX	XXXX	XXXX	3	[3] Property Damage - Other Natural Causes - No evidence of resolution [1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent	LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XX/XX/XXXX.  Prior to XX/XX/XXXX, there was no contact with the borrower. On XX/XX/XXXX, the borrower inquired on if the insurance was escrow. Advised them that the loan is not escrowed for insurance. Borrower then inquired on why the payment was so high. On XX/XX/XXXX, the borrower noted that they will be out of work for about XX months. Borrower declined loss mitigation for now. On XX/XX/XXXX, the borrower noted some damage from the XXX. Borrower stated that they will not file a claim because they did not want the rates to increase. Borrower inquired on if there was a refinance option. On XX/XX/XXXX, the borrower discussed payment increase due to changes to escrow. There was no further contact with the borrower. Loan is performing and next due for XX/XX/XXXX.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is evidence of property damage and the nature of the damage is other natural causes.  Comment on XX/XX/XXXX reflected some damage cause by a XXX. Borrower noted that they didn't want to file an insurance claim. No evidence of damage being resolved.  Property repairs have not started.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
						ADDITIONAL INFORMATION: N/A	04/30/2024	XX/XX/XXXX
2570320577	XXXX	XXXX	XXXX	3	[3] Deceased Borrower(s) - No Death Certificate Received

[1] Current Status - Performing

[1] Deceased Borrower(s) - Trustee/Heir(s) identified and documented

[1] Performing Loan and Weak Possibility of Going Delinquent	LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XX/XX/XXXX.  There was no contact with borrower from XX/XX/XXXX to XX/XX/XXXX. Contact with borrower from XX/XX/XXXX toXX/XX/XXXX was regarding claim check. Borrower stated there is problem with death certificate and would like funds re-issued in just one name. Borrower called XX/XX/XXXX to ask again to have claim check issued in one name as death certificate is still not available.  Servicer called borrower and stated there is no open claim; wind claim was closed on XX/XX/XXXX as funds were sent to borrower. Borrower called XX/XX/XXXX regarding death certificate. There was no further contact with borrower. Loan is performing.  Borrower is deceased and ---.  The date of death is unknown.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
						ADDITIONAL INFORMATION: N/A	04/30/2024	XX/XX/XXXX
2570320972	XXXX	XXXX	XXXX	3	[3] Deceased Borrower(s) - No Trustee/heir of Property Noted

[3] Deceased Borrower(s) - No Death Certificate Received

[3] Loan exhibits evidence of litigation.

[1] Current Status - Performing

[1] Performing Loan and Weak Possibility of Going Delinquent	LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XX/XX/XXXX.  Borrower called in on XX/XX/XXXX to confirm payment was scheduled.  Borrower is deceased and ---.  The date of death is XX/XX/XXXX.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is evidence of litigation on the file.  Litigation action has been filed, no further information available in the comments.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
						ADDITIONAL INFORMATION: N/A	04/30/2024	XX/XX/XXXX
2570320955	XXXX	XXXX	XXXX	3	[3] There is evidence of property damage. [1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent	LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XX/XX/XXXX.  Spoke to the borrower on XX/XX/XXXX and they stated had a XXX address change with the prior servicer. The customer was informed still showing the old address and they were provided the email and fax number. Spoke to the borrower on XX/XX/XXXX and they wanted to have the address change the customer was informed again they need to send the information in. No contact with the borrower from XX/XX/XXXX through XX/XX/XXXX. Spoke to the customer on XX/XX/XXXX and they stated sent in their XXX form to have the address changed. The borrower was informed the lender placed insurance came back on XX/XX/XXXX.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The chapter is Chapter XX.  The bankruptcy was filed under case number XXX.  The most recent bankruptcy status is discharged.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is evidence of property damage and the nature of the damage is XXX.  XXX damage noted. Claim check sent for $X.XX.  Property repairs have not started.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
						ADDITIONAL INFORMATION: N/A	04/30/2024	XX/XX/XXXX
2570320563	XXXX	XXXX	XXXX	3	[3] There is evidence of property damage. [1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent	LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XX/XX/XXXX.  The borrower had not called in and there were no attempts to contact the borrower from XX/XX/XXXX to XX/XX/XXXX. On XX/XX/XXXX, the borrower stated that the property is not damaged. There was no further contact with the borrower. The loan has been performing throughout the review period.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is evidence of property damage and the nature of the damage is XXX.  XXX damage reported on XX/XX/XXXX. An insurance claim was not filed and there is no evidence of repair.  Property repairs have not started.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
						ADDITIONAL INFORMATION: N/A	04/30/2024	XX/XX/XXXX
2570320557	XXXX	XXXX	XXXX	1	[1] Current Status - Performing [1] Deceased Borrower(s) - Trustee/Heir(s) identified and documented [1] Performing Loan and Weak Possibility of Going Delinquent	LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XX/XX/XXXX.  On XX/XX/XXXX, the borrower scheduled a payment. On XX/XX/XXXX, the co-borrower informed the Servicer that the borrower has passed away. There was no further contact noted. The loan is current and performing.  Borrower is deceased and ---.  The date of death is unknown.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
						ADDITIONAL INFORMATION: N/A	04/30/2024	XX/XX/XXXX
2570320538	XXXX	XXXX	XXXX	1	[1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent	LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XX/XX/XXXX.  On XX/XX/XXXX, borrower called to schedule a payment. On XX/XX, XX/XX, XX/XX, XX/XX, XX/XX, XX/XX, XX/XX/XXXX, XX/XX/XXXX, borrower called to schedule a payments. On XX/XX/XXXX, called and spoke to borrower who said is aware of changes to escrow and payment. Borrower stated they will be reviewing for new Insurance. On XX/XX/XXXX, borrower called regarding Claim Check and to get information on the process. On XX/XX/XXXX, borrower called in regarding status of check and wanted to confirm TLV. On XX/XX/XXXX, borrower called in to check status of check and was advised Work Logs are not acceptable. On XX/XX/XXXX, borrower called to request final draw for the amount of $X.XX. Draw was released on XX/XX/XXXX.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
						ADDITIONAL INFORMATION: Comment dated XX/XX/XXXX: Borrower called to request final draw for the amount of $X.XX, and draw was released on XX/XX/XXXX.	04/30/2024	XX/XX/XXXX
2570320539	XXXX	XXXX	XXXX	3	[3] Property Damage - UTD - No evidence of resolution [1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent	LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XX/XX/XXXX.  On XX/XX/XXXX, borrower called to submit insurance referral. On XX/XX/XXXX, borrower called to discuss assistance options. On XX/XX/XXXX, borrower called to make payment. On XX/XX/XXXX, borrower called regarding insurance claim. On XX/XX/XXXX, borrower called to discuss insurance premium increase, and planned to find new carrier. On XX/XX/XXXX, borrower made payment. On XX/XX/XXXX, borrower called to advise they sent claim check. On XX/XX/XXXX, agent called to collect payment. Borrower could not pay and hung up. On XX/XX/XXXX, borrower called to follow up on claim check. On XX/XX/XXXX, borrower accepted repayment plan. On XX/XX/XXXX, borrower called and asked for insurance department, No call details provided. On XX/XX/XXXX, borrower called to follow up on claim checks they sent for endorsement. On XX/XX/XXXX, agent called to collect payment. Borrower did not have funds but promised to pay. On XX/XX/XXXX, borrower called to schedule payment. On XX/XX/XXXX, agent called to collect payment and borrower promised to pay. On XX/XX/XXXX, borrower called to schedule a payment. On XX/XX/XXXX, borrower called to make a $X.XX lump sum payment including principle. On XX/XX/XXXX, borrower called for account status. On XX/XX/XXXX, borrower called to make a payment. On XX/XX/XXXX, borrower made final plan payment. On XX/XX/XXXX, borrower called regarding a late notice even though they made their payment last month. Agent advised they were still short $X.XX. Borrower then authorized a one time draft of $X.XX. Pending modification also discussed. On XX/XX/XXXX, borrower called to request their 1098 form for XXXX, and promised to make payment by the following week. On XX/XX/XXXX, borrower called to request a mailed copy of their 1098 form. No further contact evident.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is evidence of property damage and the nature of the damage is unavailable in the information provided.  There is a claim open for unspecified damages. Claim checks for $X.XX and $X.XX received per comments on XX/XX/XXXX. Claim still open as of data cutoff.  Property repair is in process.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
						ADDITIONAL INFORMATION: N/A	04/30/2024	XX/XX/XXXX
2570320537	XXXX	XXXX	XXXX	2	[2] Current Status - Delinquent [2] Delinquency Prognosis - Temporary	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XX/XX/XXXX.  Borrower called in to check on receiving the payment and will call back in a couple of days.
REASON FOR DEFAULT: The reason for default is illness - family.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is Reinstatement.
						ADDITIONAL INFORMATION: N/A	04/30/2024	XX/XX/XXXX
2570321633	XXXX	XXXX	XXXX	2	[2] Current Status - Delinquent [2] Delinquency Prognosis - Temporary	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XX/XX/XXXX.  There is no borrower contact made prior to XX/XX/XXXX, on XX/XX/XXXX the borrower called in regarding payment increase and made a payment. On XX/XX/XXXX the borrower called in regarding requirements to remove escrow. On XX/XX/XXXX the borrower called in regarding endorse and release check for XXX in property for $X.XX. On XX/XX/XXXX the borrower called in to make a payment and was told of pending service transfer. On XX/XX/XXXX the borrower was called from new servicer, welcome call made and payment processed and claim check discussed. On XX/XX/XXXX the borrower called in to make a payment. On XX/XX/XXXX and XX/XX/XXXX the borrower called in to make a payment. There is no further borrower contact made.
REASON FOR DEFAULT: The reason for default is excessive obligations.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is Reinstatement.
						ADDITIONAL INFORMATION: N/A	04/30/2024	XX/XX/XXXX
2570320953	XXXX	XXXX	XXXX	2	[2] Bankruptcy - Delinquent under Plan [2] Current Status - Bankruptcy	LOAN STATUS: The current loan status is Bankruptcy.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XX/XX/XXXX.  There was no contact with borrower from XX/XX/XXXX to XX/XX/XXXX. Borrower called XX/XX/XXXX to discuss 2nd mortgage on property. Borrower filed chapter XX bankruptcy on XX/XX/XXXX. Borrower called XX/XX/XXXX to make payment on account. Borrower called XX/XX/XXXX regarding property taxes. Borrower called XX/XX/XXXX to make payment on account. Borrower called XX/XX/XXXX and XX/XX/XXXX to discuss account. Servicer advised must have attorney permission to discuss account. Borrower called XX/XX/XXXX to make payment. Borrower called XX/XX/XXXX and requested copy of mortgage statements for XX/XXXX and XX/XXXX. Borrower called XX/XX/XXXX to make payment. Borrower called XX/XX/XXXX regarding billing statement. Borrower called XX/XX/XXXX to make payment. There was no further contact with borrower. Loan is in active bankruptcy and is XX days delinquent.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on XX/XX/XXXX.  The chapter is Chapter XX.  The bankruptcy was filed under case number XXX.  The most recent bankruptcy status is delinquent under plan.  The proof of claim was filed XX/XX/XXXX.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is Reinstatement.
						ADDITIONAL INFORMATION: N/A	04/30/2024	XX/XX/XXXX
2570319532	XXXX	XXXX	XXXX	3	[3] There is evidence of property damage. [1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent	LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XX/XX/XXXX.  There was no contact noted from XX/XX/XXXX to XX/XX/XXXX. On XX/XX/XXXX, the borrower stated that their property's repairs were completed. There was no further contact noted. The loan is current and performing.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is evidence of property damage and the nature of the damage is XXX.  A loss draft claim was filed, due to XXX damage, on XX/XX/XXXX. As of XX/XX/XXXX, the Servicer stated they were still waiting for an inspection, confirming repairs are XX% completed, in order to finalize the claim. As of the review date, there is no indication that a final inspection was completed or that repairs were XX% completed.  Property repair is in process.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
						ADDITIONAL INFORMATION: N/A	04/30/2024	XX/XX/XXXX
2570319529	XXXX	XXXX	XXXX	1	[1] Current Status - Performing [1] Deceased Borrower(s) - Trustee/Heir(s) identified and documented [1] Performing Loan and Weak Possibility of Going Delinquent	LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XX/XX/XXXX.  No contact with the borrower from XX/XX/XXXX through XX/XX/XXXX. Spoke to the borrower on XX/XX/XXXX and they stated will send in the death certificate for the primary borrower. The customer stated they have two copies of the statements. Spoke to the borrower on XX/XX/XXXX and they wanted to have the primary borrower removed due to they are deceased. The customer was informed would need to refinance the loan. Spoke to the borrower on XX/XX/XXXX and they provided a new number to contact them on due to disconnecting their home phone. Spoke to the customer on XX/XX/XXXX in regards to their insurance and they stated will be looking for new insurance. Spoke to the customer on XX/XX/XXXX and they wanted to get an escrow analysis. No further contact with the borrower and the loan has been performing.  Borrower is deceased and ---.  The date of death is unknown.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
						ADDITIONAL INFORMATION: N/A	04/30/2024	XX/XX/XXXX
2570319527	XXXX	XXXX	XXXX	1	[1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent	LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XX/XX/XXXX.  Prior to XX/XX/XXXX, there was no contact with the borrower. On XX/XX/XXXX, the borrower noted that they have cancelled earthquake insurance. Advised the borrower that there is no indication of earthquake insurance in the system. Borrower was that their son will call in for the details. Advised them that lender placed insurance could be added to the loan. On XX/XX/XXXX, the borrower discussed lapse of insurance from XX/XX/XXXX to XX/XX/XXXX. Borrower wanted to make a payment with credit card but advised them that credit card is not an acceptable form of payment. There was no further contact with the borrower. Loan is performing and next due for XX/XX/XXXX.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
						ADDITIONAL INFORMATION: N/A	04/30/2024	XX/XX/XXXX
2570320428	XXXX	XXXX	XXXX	3	[3] Property Damage - UTD - No evidence of resolution [1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent	LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XX/XX/XXXX.  No contact until XX/XX/XXXX when borrower called to get their insurance carrier name and premium amount. On XX/XX/XXXX, borrower called to verify payment was made and agent advised that the autodraft was set for the XX. Agent also advised that payment was due to go up on XX/XX/XXXX due to escrow shortage. No further contact evident.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is evidence of property damage and the nature of the damage is unavailable in the information provided.  On XX/XX/XXXX, borrower stated they have an unspecified XXX claim. No other details provided. Status of claim and repairs unknown.  Property repair is in process.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
						ADDITIONAL INFORMATION: N/A	04/30/2024	XX/XX/XXXX
2570320910	XXXX	XXXX	XXXX	3	[3] There is evidence of property damage. [1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent	LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XX/XX/XXXX.  The borrower made payment by phone on XX/XX/XXXX, XX/XX/XXXX, XX/XX/XXXX and XX/XX/XXXX. On XX/XX/XXXX, the borrower reported XXX XXX damage to the property and stated that the insurance company only provided $X.XX which is not enough to repair the XXX. The borrower asked about refinancing or an equity line to get the funds for repair. The borrower made payment by phone on XX/XX/XXXX, XX/XX/XXXX, XX/XX/XXXX, XX/XX/XXXX, XX/XX/XXXX, XX/XX/XXXX, XX/XX/XXXX, XX/XX/XXXX and XX/XX/XXXX. There was no further contact with the borrower. The loan has been performing throughout the review period.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is evidence of property damage and the nature of the damage is XXX.  On XX/XX/XXXX, the borrower reported XXX damage to the property. The borrower stated that the insurance company only provided $X.XX which is not enough to repair the XXX. No further information was provided and there is no evidence of completed repairs.  Property repairs have not started.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
						ADDITIONAL INFORMATION: N/A	04/30/2024	XX/XX/XXXX
2570320907	XXXX	XXXX	XXXX	3	[3] Delinquency Prognosis - Permanent [3] Occupancy - Vacant [3] Property Condition - Poor [3] Property Damage - Fire - No evidence of repair [2] Current Status - Delinquent	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XX/XX/XXXX.  The borrower stated on XX/XX/XXXX that the property burned down.  The borrower called on XX/XX/XXXX to inquire if the insurance company had been contacted yet and was advised the claim was just submitted.  The borrower called on XX/XX/XXXX and on XX/XX/XXXX and stated RFD as casualty loss.  The borrower was advised on XX/XX/XXXX that she owed one payment.  There was no further contact with the borrower.
REASON FOR DEFAULT: The reason for default is casualty loss.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is evidence of property damage and the nature of the damage is XXX.  Notes indicated a claim was filed for XXX damage that XXX.  Property repairs have not started.  The property condition is poor.  The current occupancy status is vacant.
EXIT STRATEGY: The recommended exit strategy is Reinstatement.
						ADDITIONAL INFORMATION: N/A	04/30/2024	XX/XX/XXXX
2570320906	XXXX	XXXX	XXXX	3	[3] Deceased Borrower(s) - No Death Certificate Received

[1] Current Status - Performing

[1] Deceased Borrower(s) - Trustee/Heir(s) identified and documented

[1] Performing Loan and Weak Possibility of Going Delinquent	LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XX/XX/XXXX.  On XX/XX/XXXX, Borrower called to schedule a payment. On XX/XX/XXXX, Authorized Third Party called to schedule a payment. On XX/XX/XXXX, Borrower called to schedule a payment. From XX/XX/XXXX to XX/XX/XXXX, Borrower called to schedule a payments.  Borrower is deceased and ---.  The date of death is XX/XX/XXXX.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
						ADDITIONAL INFORMATION: N/A	04/30/2024	XX/XX/XXXX
2570320879	XXXX	XXXX	XXXX	1	[1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent	LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XX/XX/XXXX.  On XX/XX/XXXX the borrower had stated a payment was made and was returned to the bank. The borrower was advised that the payments is still recorded and we will be notified by the bank if a reversal will need to be done.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
						ADDITIONAL INFORMATION: N/A	04/30/2024	XX/XX/XXXX
2570319487	XXXX	XXXX	XXXX	3	[3] There is evidence of property damage. [1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent	LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XX/XX/XXXX.  Prior to XX/XX/XXXX, there was no contact with the borrower. On XX/XX/XXXX, the borrower advised of new claim for XXX damage. Borrower did not include a date of loss and advised of received a claim check in the amount of $X.XX. Borrower stated that repairs will be completed on the property. Advised the borrower that the check and adjuster's report is needed. On XX/XX/XXXX, the borrower was advised of document request. Borrower was advised of settlement letter needed and borrower stated that they will contact their attorney. There was no further contact with the borrower. Loan is performing and next due for XX/XX/XXXX.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is evidence of property damage and the nature of the damage is XXX.  XXX damage was noted on XX/XX/XXXX with no date of loss noted. Claim check in the amount of $X.XX was noted on XX/XX/XXXX. Per comment on XX/XX/XXXX, adjuster's estimate document of damages was needed. Insurance company advised that claim was closed. On XX/XX/XXXX, adjuster stated that claim is in litigation and will need to contact borrower for paperwork. Per comment on XX/XX/XXXX, insurance company stated that there is no estimate for the settlement amount. No evidence of damage being resolved.  The damage repair amount is estimated at $X.XX.  Property repairs have not started.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
						ADDITIONAL INFORMATION: N/A	04/30/2024	XX/XX/XXXX
2570320337	XXXX	XXXX	XXXX	2	[2] Current Status - Delinquent	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XX/XX/XXXX.  The borrower called on XX/XX/XXXX to make a payment.  The borrower was advised on XX/XX/XXXX that the account was past due and proceeded to make a payment.  The borrower was advised on XX/XX/XXXX of total amount due and that the account was in pre-foreclosure.  The borrower was provided reinstatement amount on XX/XX/XXXX.  The borrower called on XX/XX/XXXX to set up a payment and stated RFD as curtailment of income.  The borrower was advised on XX/XX/XXXX that wired reinstatement was received.  The borrower made a promise to pay on XX/XX/XXXX.  The borrower called to make a payment on XX/XX/XXXX.  The borrower called on XX/XX/XXXX to set up a payment.  There was no further contact with the borrower.
REASON FOR DEFAULT: The reason for default is curtailment of income.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is Reinstatement.
						ADDITIONAL INFORMATION: N/A	04/30/2024	XX/XX/XXXX
2570320534	XXXX	XXXX	XXXX	1	[1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent	LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XX/XX/XXXX.  There was no borrower contact from XX/XX/XXXX to XX/XX/XXXX. On XX/XX/XXXX, the borrower stated they had a death in the family and requested a reinsatement amount. On XX/XX/XXXX, the borrower requested a reinstatement amount. On XX/XX/XXXX, the borrower requested a reinstatement amount. On XX/XX/XXXX, the borrower requested a reinstatement amount. On XX/XX/XXXX, the borrower requested a reinstatement amount. On XX/XX/XXXX, the borrower requested a reinstatement amount. On XX/XX/XXXX, the borrower called in to set up auto-draft payment. On XX/XX/XXXX, the borrower called in to set up auto-draft payment. There was no further contact noted. The loan is current and performing.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
						ADDITIONAL INFORMATION: N/A	04/30/2024	XX/XX/XXXX
2570321692	XXXX	XXXX	XXXX	1	[1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent	LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XX/XX/XXXX.  On XX/XX/XXXX borrower was contacted to discuss escrow increase.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
						ADDITIONAL INFORMATION: N/A	04/30/2024	XX/XX/XXXX
2570320516	XXXX	XXXX	XXXX	1	[1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent	LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XX/XX/XXXX.  No contact with the borrower from XX/XX/XXXX through XX/XX/XXXX. Spoke to the borrower on XX/XX/XXXX and they wanted to know about the total amount due and the actual statement amount. The customer was informed the suspense amount applied in XXX for XXX was short. No contact with the borrower from XX/XX/XXXX through XX/XX/XXXX. Spoke to the borrower on XX/XX/XXXX and they called to inquire on bankruptcy letter and they were informed need to speak to that department. No contact with the borrower from XX/XX/XXXX through XX/XX/XXXX. Spoke to the borrower on XX/XX/XXXX and they wanted to authorize a third party to speak on their behalf. The customer was informed there is not a letter of authorization. No further contact with the borrower.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on XX/XX/XXXX.  The chapter is Chapter XX.  The bankruptcy was filed under case number XXX.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on XX/XX/XXXX and there is no evidence of reaffirmation.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
						ADDITIONAL INFORMATION: N/A	04/30/2024	XX/XX/XXXX
2570320514	XXXX	XXXX	XXXX	1	[1] Current Status - Performing [1] Deceased Borrower(s) - Trustee/Heir(s) identified and documented [1] Performing Loan and Weak Possibility of Going Delinquent	LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XX/XX/XXXX.  Prior to XX/XX/XXXX, there was no contact with the borrower. On XX/XX/XXXX, the borrower advised that they were not impacted by the disaster. On XX/XX/XXXX, authorized third party discussed successor in interest. They advised that the borrower passed away on XX/XX/XXXX. On XX/XX/XXXX, third party inquired on if the documents were received and advised that they were. On XX/XX/XXXX, authorized third party requested for automated payments to be deleted. Assisted them with the request. There was no further contact with the borrower. Loan is performing and next due for XX/XX/XXXX.  Borrower is deceased and ---.  The date of death is XX/XX/XXXX.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: The loan has been modified.  The modification date is XX/XX/XXXX.  The modified principal balance is unavailable.  The modification interest rate is unavailable.  The modification maturity date is unavailable.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
						ADDITIONAL INFORMATION: N/A	04/30/2024	XX/XX/XXXX
2570320515	XXXX	XXXX	XXXX	3	[3] Property Damage - UTD - No evidence of resolution [1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent	LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XX/XX/XXXX.  There was no contact with borrower from XX/XX/XXXX to XX/XX/XXXX. Borrower called XX/XX/XXXX and stated is trying to get own insurance policy but XXX will need to be replaced before policy is issued. Borrower requested escrow funds to replace XXX. Servicer advised escrow account is to pay insurance premium and gave borrower instructions on how to file claim. No evidence claim was filed or that XXX was repaired. There was no contact with borrower from XX/XX/XXXX to XX/XX/XXXX. Loan is performing.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is evidence of property damage and the nature of the damage is unavailable in the information provided.  XXX damage noted XX/XX/XXXX. Borrower stated cannot get own insurance policy until XXX is replaced. No evidence claim filed or damages repaired.  Property repairs have not started.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
						ADDITIONAL INFORMATION: N/A	04/30/2024	XX/XX/XXXX
2570321839	XXXX	XXXX	XXXX	3	[3] Deceased Borrower(s) - No Death Certificate Received [2] Current Status - Delinquent [1] Deceased Borrower(s) - Trustee/Heir(s) identified and documented	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XX/XX/XXXX.  The borrower had not called in and there were no attempts to contact the borrower from XX/XX/XXXX to XX/XX/XXXX. On XX/XX/XXXX, the borrower called in to make a partial payment towards suspense. The borrower made payments on XX/XX/XXXX, XX/XX/XXXX, XX/XX/XXXX, XX/XX/XXXX, XX/XX/XXXX, XX/XX/XXXX, XX/XX/XXXX, XX/XX/XXXX, XX/XX/XXXX, XX/XX/XXXX, XX/XX/XXXX, XX/XX/XXXX, XX/XX/XXXX, and XX/XX/XXXX. There was no further contact with the borrower. The loan is XX days delinquent.  Borrower is deceased and ---.  The date of death is unknown.
REASON FOR DEFAULT: The reason for default is death of mortgagor.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is Reinstatement.
						ADDITIONAL INFORMATION: N/A	04/30/2024	XX/XX/XXXX
2570321837	XXXX	XXXX	XXXX	1	[1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent	LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XX/XX/XXXX.  On XX/XX/XXXX, the borrower scheduled a payment. On XX/XX/XXXX, the borrower scheduled a payment. On XX/XX/XXXX, the borrower scheduled a payment. On XX/XX/XXXX, the borrower requested a copy of their pamyent history. On XX/XX/XXXX, the borrower needed assistance scheduling a payment. On XX/XX/XXXX, the borrower scheduled a payment. On XX/XX/XXXX, the borrower scheduled a payment. On XX/XX/XXXX, the borrower scheduled a payment. There was no further contact noted. The loan is current and performing.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
						ADDITIONAL INFORMATION: N/A	04/30/2024	XX/XX/XXXX
2570321834	XXXX	XXXX	XXXX	2	[2] Occupancy - Non Owner Occupied [1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent	LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XX/XX/XXXX.  Claim filed for XXX damage, date of loss XX/XX/XXXX. Claim funds received on XX/XX/XXXX in the amount of $X.XX. On XX/XX/XXXX Servicer advised that claim funds will be sent to borrower. On XX/XX/XXXX borrower called regarding claim letter and stated repairs completed. Servicer advised claim is closed and to disregard letter. There was no contact with borrower from XX/XX/XXXX to XX/XX/XXXX. Loan is performing.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on XX/XX/XXXX.  The chapter is Chapter XX.  The bankruptcy was filed under case number XXX.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on XX/XX/XXXX and there is no evidence of reaffirmation.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is non-owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
						ADDITIONAL INFORMATION: N/A	04/30/2024	XX/XX/XXXX
2570319710	XXXX	XXXX	XXXX	1	[1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent	LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XX/XX/XXXX.  On XX/XX/XXXX, spoke to borrower who stated will make payment on XX/XX/XXXX. On XX/XX/XXXX, spoke to borrower who was disputing suspense funds. Agent advised after researching, funds were reapplied to Restricted Escrow which impacted the total paid. Advised borrower to speak with Loss draft to get funds back in order to pay the fees if property is already repaired. On XX/XX/XXXX, borrower called in to schedule a payment. No additional contact noted in comments.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
						ADDITIONAL INFORMATION: Comment XX/XX/XXXX: Repairs XX% completed and funds released.	04/30/2024	XX/XX/XXXX
2570319654	XXXX	XXXX	XXXX	3	[3] Deceased Borrower(s) - No Death Certificate Received

[1] Current Status - Performing

[1] Deceased Borrower(s) - Trustee/Heir(s) identified and documented

[1] Performing Loan and Weak Possibility of Going Delinquent	LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XX/XX/XXXX.  Prior to XX/XX/XXXX, there was no contact with the borrower. On XX/XX/XXXX, authorized third party discussed successor in interest and documents needed. Authorized third party made a payment in the amount of $X.XX. There was no further contact. Loan is performing and next due for XX/XX/XXXX.  Borrower is deceased and ---.  The date of death is unknown.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
						ADDITIONAL INFORMATION: N/A	04/30/2024	XX/XX/XXXX
2570319593	XXXX	XXXX	XXXX	2	[2] Current Status - Delinquent [2] Delinquency Prognosis - Temporary	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XX/XX/XXXX.  On XX/XX/XXXX borrower contacted for payment discussed options and declined and scheduled a payment.
REASON FOR DEFAULT: The reason for default is illness - mortgagor.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is Modification.
						ADDITIONAL INFORMATION: N/A	04/30/2024	XX/XX/XXXX
2570319655	XXXX	XXXX	XXXX	3	[3] Deceased Borrower(s) - No Trustee/heir of Property Noted

[3] Deceased Borrower(s) - No Death Certificate Received

[1] Current Status - Performing

[1] Performing Loan and Weak Possibility of Going Delinquent	LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: No evidence of recent contact with the borrower.  Borrower is deceased and ---.  The date of death is unknown.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
						ADDITIONAL INFORMATION: There was no borrower contact during the review period. The loan remained current throughout the review period, and there were few contact attempts made.	04/30/2024	XX/XX/XXXX
2570319640	XXXX	XXXX	XXXX	1	[1] Current Status - Performing [1] Deceased Borrower(s) - Trustee/Heir(s) identified and documented [1] Performing Loan and Weak Possibility of Going Delinquent	LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XX/XX/XXXX.  No contact prior to XX/XX/XXXX. On XX/XX/XXXX the borrower called to see why the payment increased. No further contact noted with the borrower. The loan is performing.  Borrower is deceased and ---.  The date of death is unknown.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
						ADDITIONAL INFORMATION: N/A	04/30/2024	XX/XX/XXXX
2570320629	XXXX	XXXX	XXXX	1	[1] Current Status - Performing [1] Deceased Borrower(s) - Trustee/Heir(s) identified and documented [1] Performing Loan and Weak Possibility of Going Delinquent	LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: No evidence of recent contact with the borrower.  Borrower is deceased and ---.  The date of death is unknown.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
						ADDITIONAL INFORMATION: There was no borrower contact during the review period. The loan remained current throughout the review period, and there were no contact attempts made.	04/30/2024	XX/XX/XXXX
2570321872	XXXX	XXXX	XXXX	3	[3] There is evidence of property damage. [1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent	LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XX/XX/XXXX.  There was no borrower contact made prior to XX/XX/XXXX, On XX/XX/XXXX the borrower called in to inform that they received a claim check for $X.XX and repairs will be completed on the property the borrower was told of process and was told that claim check and adjusters report was needed, no further contact made with borrower.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is evidence of property damage and the nature of the damage is XXX.  On XX/XX/XXXX comments indicate claim check for $X.XX has not been received by servicer. Claim was opened by borrower on XX/XX/XXXX  Property repairs have not started.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
						ADDITIONAL INFORMATION: N/A	04/30/2024	XX/XX/XXXX
2570321179	XXXX	XXXX	XXXX	1	[1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent	LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XX/XX/XXXX.  There has been no contact with the borrower from XX/XX/XXXX through XX/XX/XXXX. On XX/XX/XXXX the borrower called to discuss the escrow account. There has been no further communication with the borrower from XX/XX/XXXX through XX/XX/XXXX. The loan is currently performing.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
						ADDITIONAL INFORMATION: N/A	04/30/2024	XX/XX/XXXX
2570319657	XXXX	XXXX	XXXX	1	[1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent	LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XX/XX/XXXX.  There was no contact prior to XX/XX/XXXX. On XX/XX/XXXX, the borrower called in to schedule a payment. On XX/XX/XXXX, the borrower stated they would send the payment in the next Friday. There was no further contact.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
						ADDITIONAL INFORMATION: N/A	04/30/2024	XX/XX/XXXX
2570320298	XXXX	XXXX	XXXX	2	[2] Current Status - Delinquent [2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XX/XX/XXXX.  On XX/XX/XXXX the borrower called to advise that they will be sending a payment via XXX. On XX/XX/XXXX the borrower stated that they will be making a payment through XXX. On XX/XX/XXXX the borrower made a promise to pay on XX/XX/XXXX. On XX/XX/XXXX the borrower stated that the reason for default was due to excessive obligations and medical issues. A XXX option was discussed. The borrower made a promise to pay in a few days. On XX/XX/XXXX the borrower called to discuss mortgage assistance options. On XX/XX/XXXX the borrower stated that they have alot of family issues and they don't have time to gather documents for a review. On XX/XX/XXXX the borrower stated that the reason for default was due to family issues. The agent advised that documents are needed for a workout review, The escrow analysis was discussed. On XX/XX/XXXX the borrower stated that they don't have time to collect documents for a review and made a promise to pay in a week. On XX/XX/XXXX the borrower made a promise to pay on XX/XX/XXXX and stated that the reason for default was due to a curtailment of income. On XX/XX/XXXX the borrower made a promise to pay at the beginning of the month. On XX/XX/XXXX the borrower made a promise to pay on XX/XX/XXXX. On XX/XX/XXXX the borrower made a promise to make a double payment and declined assistance at this time. On XX/XX/XXXX the borrower called to discuss the account but did not have access to the account information. The call was disconnected. On XX/XX/XXXX the borrower made a promise to pay on XX/XX/XXXX. On XX/XX/XXXX the borrower stated that they will mail in the payment. On XX/XX/XXXX the borrower stated that they will make a payment when funds become available. The reason for default was due to excessive obligations. There has been no further communication with the borrower. The loan is currently XX days delinquent.
REASON FOR DEFAULT: The reason for default is excessive obligations.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is Reinstatement.
						ADDITIONAL INFORMATION: N/A	04/30/2024	XX/XX/XXXX
2570319637	XXXX	XXXX	XXXX	1	[1] Current Status - Performing [1] Deceased Borrower(s) - Trustee/Heir(s) identified and documented [1] Performing Loan and Weak Possibility of Going Delinquent	LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XX/XX/XXXX.  There was no contact with the borrower from XX/XX/XXXX through XX/XX/XXXX. On XX/XX/XXXX an authorized third party called to see if the payment could decreased and stated that the borrower is deceased. On XX/XX/XXXX an authorized third party stated that they sent a payment in the amount of $X.XX on XX/XX/XXXX. On XX/XX/XXXX an authorized third party called to request the payment status. On XX/XX/XXXX an authorized third party called to verify the documents that are needed and had questions about the due payment. There was no contact with the borrower from XX/XX/XXXX through XX/XX/XXXX. On XX/XX/XXXX an authorized third party called to discuss removing the insurance from escrow. The agent advised that the insurance could not be removed. On XX/XX/XXXX an authorized third party called to discuss the shortage amount on the last escrow analysis. The loan is currently performing.  Borrower is deceased and ---.  The date of death is unknown.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
						ADDITIONAL INFORMATION: N/A	04/30/2024	XX/XX/XXXX
2570320482	XXXX	XXXX	XXXX	2	[2] Current Status - Delinquent [2] Delinquency Prognosis - Temporary	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XX/XX/XXXX.  There was no borrower contact made from XX/XX/XXXX to XX/XX/XXXX, on XX/XX/XXXX the borrower to make a payment, the borrower stated delinquency was due to death in family, the borrower stated will be making another payment in XXX. On XX/XX/XXXX the borrower called in to cancel payment and was told payment processed already, There is no more borrower contact made.
REASON FOR DEFAULT: The reason for default is unemployment.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is Reinstatement.
						ADDITIONAL INFORMATION: N/A	04/30/2024	XX/XX/XXXX
2570321156	XXXX	XXXX	XXXX	1	[1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent	LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XX/XX/XXXX.  On XX/XX/XXXX the borrower called to make a payment. On XX/XX/XXXX the borrower called to discuss the account. On XX/XX/XXXX the borrower made a promise to pay on XX/XX/XXXX. On XX/XX/XXXX the borrower called to discuss the account and made a payment. On XX/XX/XXXX the borrower stated that they will make a payment on the sixteenth. On XX/XX/XXXX the borrower called to make a payment. On XX/XX/XXXX the borrower called to confirm that the payment was setup and declined to setup automated payments at the moment. On XX/XX/XXXX the borrower called to make a payment. On XX/XX/XXXX the borrower stated that they have two mortgages and the other mortgage is in foreclosure. The agent advised that they can't offer assistance with the other mortgage. The agent informed the borrower that they could take out a loan to bring the other account current. On XX/XX/XXXX the borrower called to make a payment. On XX/XX/XXXX the borrower called to request a copy of the most recent monthly statement and made a promise to pay on XX/XX/XXXX. The borrower requested assistance with resetting the online password. On XX/XX/XXXX, XX/XX/XXXX and XX/XX/XXXX the borrower called to make a payment. On XX/XX/XXXX the borrower called to discuss the account. There has been no further communication with the borrower. The loan is currently performing.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
						ADDITIONAL INFORMATION: N/A	04/30/2024	XX/XX/XXXX
2570320468	XXXX	XXXX	XXXX	1	[1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent	LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: No evidence of recent contact with the borrower.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
						ADDITIONAL INFORMATION: All Keywords out of review scope.	04/30/2024	XX/XX/XXXX
2570320455	XXXX	XXXX	XXXX	1	[1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent	LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XX/XX/XXXX.  There is no contact made from XX/XX/XXXX to XX/XX/XXXX, on XX/XX/XXXX the borrower called in to make a payment. There is no borrower contact made from XX/XX/XXXX to XX/XX/XXXX, on XX/XX/XXXX the borrower called in regarding loan status and lender placed insurance. On XX/XX/XXXX the borrower called in to discuss the account. On XX/XX/XXXX the borrower called in for wire information to reinstate the account. On XX/XX/XXXX the borrower called in to confirm that payment to reinstate account was received and was told yes. There is no more borrower contact made.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
						ADDITIONAL INFORMATION: N/A	04/30/2024	XX/XX/XXXX
2570320526	XXXX	XXXX	XXXX	1	[1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent	LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XX/XX/XXXX.  On XX/XX/XXXX the borrower called to give authorization for their family member to speak on the account. On XX/XX/XXXX an authorized third party called in but the call was dropped. On XX/XX/XXXX an authorized third party called to discuss the escrow shortage. On XX/XX/XXXX an authorized third party called to inquire about the delinquent tax payment and requested a copy of the escrow analysis. On XX/XX/XXXX the borrower called to change the mailing address. On XX/XX/XXXX the borrower called to speak with the insurance department regarding the lender placed insurance. On XX/XX/XXXX an authorized third party called to confirm that the updated insurance information was received. The loan is currently performing.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
						ADDITIONAL INFORMATION: N/A	04/30/2024	XX/XX/XXXX
2570320642	XXXX	XXXX	XXXX	1	[1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent	LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XX/XX/XXXX.  There was no contact prior to XX/XX/XXXX. Om XX/XX/XXXX, a promise for documents was made. On XX/XX/XXXX, the borrower called to get assistance with filing the RMA. On XX/XX/XXXX, the borrower called in regard to missing documents. On XX/XX/XXXX, the borrower advised the required documents were faxed. On XX/XX/XXXX, the borrower was givem documents required. On XX/XX/XXXX, the borrower stated they would call back. On XX/XX/XXXX, the borrower made a promise for documents. On XX/XX/XXXX, the borrower was given information on missing pages of the RMA. On XX/XX/XXXX, the borrower called to follow up on the assistance review. On XX/XX/XXXX, the borrower called to confirm the email address to send documents. On XX/XX/XXXX, the borrower was advised the modification was closed due to completed deferral. On XX/XX/XXXX, missing documents were discussed. On XX/XX/XXXX, the borrower called to make a payment. On XX/XX/XXXX, the borrower called to make a payment. On XX/XX/XXXX, the borrower called to make a payment. On XX/XX/XXXX, a payment was made. There was no further contact.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
						ADDITIONAL INFORMATION: N/A	04/30/2024	XX/XX/XXXX
2570319647	XXXX	XXXX	XXXX	2	[2] Property is located in a XXX disaster area. [1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent	LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XX/XX/XXXX.  There was no contact with the borrower from XX/XX/XXXX through XX/XX/XXXX. On XX/XX/XXXX an authorized third party called regarding the payment. On XX/XX/XXXX an authorized third party called for assistance with the website. There has been no further contact with the borrower as the loan has been performing. The loan is currently performing.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
						ADDITIONAL INFORMATION: N/A	04/30/2024	XX/XX/XXXX
2570319587	XXXX	XXXX	XXXX	3	[3] Property Damage - UTD - No evidence of resolution [1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent	LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XX/XX/XXXX.  The borrower had not called in and there were no attempts to contact the borrower from XX/XX/XXXX to XX/XX/XXXX. On XX/XX/XXXX, the borrower called in to discuss an insurance check that was received for unknown damages. There was no further contact with the borrower. The loan has been performing throughout the review period.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: The loan has been modified.  The modification date is unavailable.  The modified principal balance is unavailable.  The modification interest rate is unavailable.  The modification maturity date is unavailable.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is evidence of property damage and the nature of the damage is unavailable in the information provided.  The borrower started a claim on XX/XX/XXXX for unknown damage to the property. No further details were provided and there is no evidence of funds received or completed repairs.  Property repairs have not started.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
						ADDITIONAL INFORMATION: N/A	04/30/2024	XX/XX/XXXX
2570320471	XXXX	XXXX	XXXX	2	[2] Evidence of deceased borrower(s). [1] Current Status - Performing [1] Deceased Borrower(s) - Trustee/Heir(s) identified and documented [1] Performing Loan and Weak Possibility of Going Delinquent	LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: No evidence of recent contact with the borrower.  Borrower is deceased and ---.  The date of death is unknown.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
						ADDITIONAL INFORMATION: There has been no contact with the borrower from XX/XX/XXXX through XX/XX/XXXX as the loan has been performing. There was no evidence of skip tracing efforts or contact attempts. The comments indicate that Borrower 1 is deceased and the Co-Borrower is the Successor in interest. No other detrimental issues were noted. The loan is currently performing.	04/30/2024	XX/XX/XXXX
2570320529	XXXX	XXXX	XXXX	1	[1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent	LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: No evidence of recent contact with the borrower.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
						ADDITIONAL INFORMATION: No contact with the borrower noted with no attempts made. The loan is current.	04/30/2024	XX/XX/XXXX
2570321159	XXXX	XXXX	XXXX	1	[1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent	LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XX/XX/XXXX.  There was no borrower contact made from XX/XX/XXXX to XX/XX/XXXX, on XX/XX/XXXX the borrower called in to inform that a third party is working on the account. On XX/XX/XXXX the borrower called in an stated will be keeping lender placed insurance. The borrower stated will be sending loss mitigation documents, the borrower stated that rental tenants were not paying. On XX/XX/XXXX the authorized third party was called and stated updated documents were sent. On XX/XX/XXXX the borrower was called for documents needed and stated will send. On XX/XX/XXXX the borrower stated will resend documents needed. On XX/XX/XXXX the borrower called in for update and was told of additional documents needed for review. On XX/XX/XXXX the borrower was called for documents needed and stated is working on  bringing loan current. On XX/XX/XXXX the borrower stated that family member handles account and they are in the processes of trying to reinstate the loan. On XX/XX/XXXX the authorized third party called in regarding trial modification terms. On XX/XX/XXXX the authorized third party called in stated payment was made. On XX/XX/XXXX the authorized third party called in to verify first trial payment was made and stated will make next payment, the servicer stated trial is at risk of cancelation. On XX/XX/XXXX the borrower called in to check on account, on XX/XX/XXXX the borrower stated payment will be made by authorized third party. On XX/XX/XXXX the authorized third party called in regarding final modification terms On XX/XX/XXXX the borrower called in regarding payment and stated will be keeping lender placed insurance. On XX/XX/XXXX the authorized third party called in regarding modification terms. On XX/XX/XXXX the borrower called in and stated has not received modification in the mail. On XX/XX/XXXX the authorized third party called in for return date for modifications. On XX/XX/XXXX the borrower called in to make XXX payment. On XX/XX/XXXX the borrower called in for account status. On XX/XX/XXXX the borrower called in for last payment received date. There is no further borrower contact.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: The loan has been modified.  The modification date is unavailable.  The modified principal balance is unavailable.  The modification interest rate is unavailable.  The modification maturity date is unavailable.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
						ADDITIONAL INFORMATION: N/A	04/30/2024	XX/XX/XXXX
2570320658	XXXX	XXXX	XXXX	1	[1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent	LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XX/XX/XXXX.  There was no contact prior to XX/XX/XXXX. On XX/XX/XXXX, the borrower called to speak with the insurance department. On XX/XX/XXXX, the borrower called to cancel the automatic payment. On XX/XX/XXXX, the borrower called to update ACH information and made XX payments. On XX/XX/XXXX, the borrower called to cancel automatic payment. On XX/XX/XXXX, the borrower called to cancel the automatic payment. On XX/XX/XXXX, the borrower called to make a payment. There was no further contact.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
						ADDITIONAL INFORMATION: N/A	04/30/2024	XX/XX/XXXX
2570321148	XXXX	XXXX	XXXX	2	[2] Current Status - Delinquent	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XX/XX/XXXX.  No contact prior to XX/XX/XXXX. On XX/XX/XXXX the borrower called to discuss the escrow shortage and made a payment. On XX/XX/XXXX-XX/XX/XXXX the borrower called to discuss the retention review process. The loss mitigation review was closed on XX/XX/XXXX due to inactivity. On XX/XX/XXXX the borrower called and a payment. A payment deferral was completed on XX/XX/XXXX. No contact from XX/XX/XXXX- XX/XX/XXXX. On XX/XX/XXXX the borrower called and made a payment. No contact from XX/XX/XXXX-XX/XX/XXXX. On XX/XX/XXXX the borrower called and made a payment. On XX/XX/XXXX the borrower called to discuss the payment details. No contact from XX/XX/XXXX- XX/XX/XXXX. On XX/XX/XXXX the borrower called and promised a payment. On XX/XX/XXXX the borrower promised a payment. No further contact noted. The loan is XX days delinquent.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is Modification.
						ADDITIONAL INFORMATION: N/A	04/30/2024	XX/XX/XXXX
2570321131	XXXX	XXXX	XXXX	3	[3] Bankruptcy -: Multiple Bankruptcy Filings - 2 [1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent	LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XX/XX/XXXX.  On XX/XX/XXXX an authorized third party called to request a reinstatement quote. On XX/XX/XXXX the borrower called to discuss options to avoid foreclosure. On XX/XX/XXXX the borrower called to confirm that HAF funds were received. The call was lost in transfer. On XX/XX/XXXX the borrower called to confirm that the HAF funds were received and stated that they plan on reinstating the loan with the funding they receive. On XX/XX/XXXX and XX/XX/XXXX the borrower called to make a payment. On XX/XX/XXXX the borrower called to confirm that the payment was scheduled. The loan is currently performing.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on XX/XX/XXXX.  The chapter is Chapter XX.  The bankruptcy was filed under case number XXX.  The most recent bankruptcy status is dismissed.  The bankruptcy was dismissed on XX/XX/XXXX.  The proof of claim was filed XX/XX/XXXX.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
						ADDITIONAL INFORMATION: N/A	04/30/2024	XX/XX/XXXX
2570321208	XXXX	XXXX	XXXX	1	[1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent	LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XX/XX/XXXX.  There was no contact prior to XX/XX/XXXX. On XX/XX/XXXX, the borrower called about the review and stated that they faxed documents. The borrower was assisted with their online account. On XX/XX/XXXX, the borrower called to verify the required documents. On XX/XX/XXXX, the borrower was informed that final modification documents had not been received. On XX/XX/XXXX, the borrower called to speak to their relationship manager. On XX/XX/XXXX, the borrower informed they sent the modification and provided the tracking number. On XX/XX/XXXX, the borrower stated they sent the modification. On XX/XX/XXXX, authorized third party called with account questions. On XX/XX/XXXX, the borrower called for an update on the modification. On XX/XX/XXXX, the borrower called about modification status and stated they would make payment through Western Union. On XX/XX/XXXX, third party called for account status. On  XX/XX/XXXX, third party called regarding modification status. On XX/XX/XXXX, third party called in regarding insurance. There was no further contact.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: The loan has been modified.  The modification date is XX/XX/XXXX.  The modified principal balance is unavailable.  The modification interest rate is unavailable.  The modification maturity date is unavailable.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
						ADDITIONAL INFORMATION: N/A	04/30/2024	XX/XX/XXXX
2570321165	XXXX	XXXX	XXXX	1	[1] Current Status - Performing [1] Deceased Borrower(s) - Trustee/Heir(s) identified and documented [1] Performing Loan and Weak Possibility of Going Delinquent	LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XX/XX/XXXX.  No contact prior to XX/XX/XXXX. On XX/XX/XXXX The borrower called to discuss the insurance letter received. On XX/XX/XXXX the borrower called to confirm the insurance payment was made. No further contact noted. The loan is performing.  Borrower is deceased and ---.  The date of death is XX/XX/XXXX.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
						ADDITIONAL INFORMATION: N/A	04/30/2024	XX/XX/XXXX
2570321053	XXXX	XXXX	XXXX	3	[3] Evidence of environment issues surrounding property.

[3] Property Damage - UTD - No evidence of resolution

[2] Bankruptcy - CH XX - Discharged w/o Reaffirmation

[2] Property is located in a XXX disaster area.

[1] Current Status - Performing

[1] Performing Loan and Weak Possibility of Going Delinquent	LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XX/XX/XXXX.  Prior to XX/XX/XXXX, there was no contact with the borrower. On XX/XX/XXXX, the borrower stated that they put in a claim about XX years ago in regards to the XXX. Borrower stated that they are XXX and wanted to be transferred to the claims department. Borrower also stated that they will reach out their insurance company in regards to the claim. There was no further contact with the borrower. Loan is performing and next due for XX/XX/XXXX.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The chapter is Chapter XX.  The bankruptcy was filed under case number XXX.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on XX/XX/XXXX and there is no evidence of reaffirmation.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is evidence of property damage and the nature of the damage is unavailable in the information provided.  Comment on XX/XX/XXXX indicated that a claim was filed XX years ago for XXX. Borrower stated that they are XXX and inquired on claim. No evidence of damage being resolved.  Property repairs have not started.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
						ADDITIONAL INFORMATION: Property was impacted by XXX disaster XXX, XXX, which was declared on XX/XX/XXXX. No evidence of damage related to XXX disaster.	04/30/2024	XX/XX/XXXX
2570319675	XXXX	XXXX	XXXX	1	[1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent	LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XX/XX/XXXX.  On XX/XX/XXXX the borrower called to make a payment. On XX/XX/XXXX the borrower stated that the payment was returned. The agent advised that the payment was received and they should contact their bank to see what happened. On XX/XX/XXXX the borrower made a promise to pay. On XX/XX/XXXX the borrower called to make a payment. On XX/XX/XXXX the borrower called to discuss the insurance. On XX/XX/XXXX the borrower called to make a payment and stated that they will be retaining the property. On XX/XX/XXXX the borrower called to make a payment. On XX/XX/XXXX the borrower called to discuss a letter they received asking them to call the Servicer. The agent advised that they can send in the letter so they could see what the \correspondence is requesting. On XX/XX/XXXX the borrower called to discuss the account. There has been no further communication with the borrower. The loan is currently performing.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
						ADDITIONAL INFORMATION: N/A	04/30/2024	XX/XX/XXXX
2570319673	XXXX	XXXX	XXXX	3	[3] Property Damage - UTD - No evidence of resolution [1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent	LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XX/XX/XXXX.  No contact prior to XX/XX/XXXX. On XX/XX/XXXX the borrower promised a payment citing curtailment of income. On XX/XX/XXXX the borrower called to see if payment was returned XX times before making another payment. On XX/XX/XXXX the borrower wants to keep the lender placed policy. On XX/XX/XXXX and XX/XX/XXXX a payment deferral was completed. No contact from XX/XX/XXXX-XX/XX/XXXX. On XX/XX/XXXX the borrower called to file a claim for XXX damage. The call ended without additional information provided. On XX/XX/XXXX the borrower promised a payment. No contact from XX/XX/XXXX-XX/XX/XXXX. On XX/XX/XXXX the borrower called with general insurance questions. No further contact noted. The loan is performing.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is evidence of property damage and the nature of the damage is unavailable in the information provided.  The borrower called on XX/XX/XXXX to file a claim for XXX damage. Then borrower then ended the call with no further actions noted. No claim information was received and no evidence the XXX was repaired.  Property repairs have not started.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
						ADDITIONAL INFORMATION: N/A	04/30/2024	XX/XX/XXXX
2570320646	XXXX	XXXX	XXXX	1	[1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent	LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XX/XX/XXXX.  There was no contact prior to XX/XX/XXXX. On XX/XX/XXXX, spouse called to schedule a payment. On XX/XX/XXXX, called for the loss draft department number. On XX/XX/XXXX, spouse called for loss draft department number. On XX/XX/XXXX, the escrow analysis was discussed. On XX/XX/XXXX, escrow analysis, payment to escrow, and disbursements were discussed. A payment history was sent to the borrower. There was no further contact.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
						ADDITIONAL INFORMATION: N/A	04/30/2024	XX/XX/XXXX
2570321201	XXXX	XXXX	XXXX	1	[1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent	LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XX/XX/XXXX.  There was no contact prior to XX/XX/XXXX. On XX/XX/XXXX, the reinstatement amount was discussed with the borrower. On XX/XX/XXXX, reinstatement was discussed, and the borrower stated they were going to wire funds. On XX/XX/XXXX, the borrower stated they would be making the reinstatement payment on XX/XX/XXXX. On XX/XX/XXXX, the borrower called for a new reinstatement quote. On XX/XX/XXXX, the borrower advised they would be sending the reinstatement amount. On XX/XX/XXXX, the borrower stated they would send the remaining balance of the reinstatement. On XX/XX/XXXX, the borrower was advised the loan was pending the reinstatement quote. On XX/XX/XXXX, the borrower sent $X.XX for reinstatement. On XX/XX/XXXX, the borrower called to inquire why they were paid ahead, and the application of wires was covered. There was no further contact.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
						ADDITIONAL INFORMATION: N/A	04/30/2024	XX/XX/XXXX
2570321801	XXXX	XXXX	XXXX	3	[3] Deceased Borrower(s) - No Death Certificate Received [1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent	LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XX/XX/XXXX.  Authorized third party contact to advise wire was received and due to the XX/XX/XXXX payment.  Borrower is deceased and ---.  The date of death is unknown.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
						ADDITIONAL INFORMATION: N/A	04/30/2024	XX/XX/XXXX
2570320719	XXXX	XXXX	XXXX	2	[2] Current Status - Delinquent	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XX/XX/XXXX.  There was no contact with borrower from XX/XX/XXXX to XX/XX/XXXX. On XX/XX/XXXX borrower called to make payment. Borrower called XX/XX/XXXX to make payment and set up repayment plan. Borrower called XX/XX/XXXX to discuss repayment plan. Borrower called XX/XX/XXXX to report XXX damage claim, date of loss XX/XX/XXXX. Claim funds received in the amount of $X.XX. Contact with borrower from XX/XX/XXXX to XX/XX/XXXX was regarding insurance claim and documents needed. Borrower called XX/XX/XXXX to make payment and discuss final draw check. XX% inspection was received on XX/XX/XXXX and claim was closed. There was no further contact with borrower. Loan is XX days delinquent.
REASON FOR DEFAULT: The reason for default is curtailment of income.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is Reinstatement.
						ADDITIONAL INFORMATION: N/A	04/30/2024	XX/XX/XXXX
2570320680	XXXX	XXXX	XXXX	3	[3] Deceased Borrower(s) - No Death Certificate Received

[1] Current Status - Performing

[1] Deceased Borrower(s) - Trustee/Heir(s) identified and documented

[1] Performing Loan and Weak Possibility of Going Delinquent	LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XX/XX/XXXX.  On XX/XX/XXXX, borrower call to request a Reinstatement letter. On XX/XX/XXXX, borrower called to discuss reinstatement. On XX/XX/XXXX, received call from borrower regarding the reinstatement. On XX/XX/XXXX, Borrower called and was advised of the reinstatement quote and should be receiving the letter soon. On XX/XX/XXXX, borrower called and was advised no notes yet about payment received and to call back for an update. On XX/XX/XXXX, borrower called and was advised that account showing current due for the XXX payment. On XX/XX/XXXX, co-borrower called stated borrower passed away and will email copy of Death Certificate. On XX/XX/XXXX, Borrower called to schedule a payment. On XX/XX/XXXX, borrower called to follow up on payment change. On XX/XX/XXXX, borrower called to request the 1098 for the year XXXX. On XX/XX/XXXX, borrower called stated looking for a Deferment. Borrower stated had to make repairs to XXX. Agent advised will need copy of Death Certificate and went over account.  Borrower is deceased and ---.  The date of death is unknown.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
						ADDITIONAL INFORMATION: N/A	04/30/2024	XX/XX/XXXX
2570321733	XXXX	XXXX	XXXX	2	[2] Property is located in a XXX disaster area. [1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent	LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XX/XX/XXXX.  There was no contact with borrower from XX/XX/XXXX to XX/XX/XXXX. Borrower called XX/XX/XXXX to make payment on account. On XX/XX/XXXX servicer called for payment arrangements. borrower stated payment was already made. On XX/XX/XXXX borrower stated there no damages from tornado. Property was in XXX disaster area noted on XX/XX/XXXX. XXX inspection on XX/XX/XXXX reported no damages. There was no contact with borrower from XX/XX/XXXX to XX/XX/XXXX. Loan is performing.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
						ADDITIONAL INFORMATION: N/A	04/30/2024	XX/XX/XXXX
2570320523	XXXX	XXXX	XXXX	1	[1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent	LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: No evidence of recent contact with the borrower.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
						ADDITIONAL INFORMATION: There was no borrower contact made with borrower during review scope	04/30/2024	XX/XX/XXXX
2570321758	XXXX	XXXX	XXXX	2	[2] Current Status - Bankruptcy	LOAN STATUS: The current loan status is Bankruptcy.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XX/XX/XXXX.  Borrower called to schedule a payment.
REASON FOR DEFAULT:
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on XX/XX/XXXX.  The chapter is Chapter XX.  The bankruptcy was filed under case number XXX.  The most recent bankruptcy status is active.  The proof of claim was filed XX/XX/XXXX.  News filing there is an order to object to the claim filed on XX/XX/XXXX.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
						ADDITIONAL INFORMATION: N/A	04/30/2024	XX/XX/XXXX
2570321819	XXXX	XXXX	XXXX	1	[1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent	LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XX/XX/XXXX.  There was no borrower contact made prior to XX/XX/XXXX, on XX/XX/XXXX the borrower called in regarding claim process and made a payment. On XX/XX/XXXX the borrower called in to check on status of insurance documents sent the borrower stated documents were sent regular mail. On XX/XX/XXXX, XX/XX/XXXX, XX/XX/XXXX, the borrower was given update on loss draft process. On XX/XX/XXXX the borrower called in regarding claim check the borrower was told claim check was endorsed and released. On XX/XX/XXXX, XX/XX/XXXX and XX/XX/XXXX the borrower called in for update on claim the borrower stated check was not received. On XX/XX/XXXX the borrower called in regarding claim to request draw. On XX/XX/XXXX and XX/XX/XXXX the borrower was told of check mailing information. On XX/XX/XXXX the borrower called in for assistance to request inspection for claim process. On XX/XX/XXXX and XX/XX/XXXX the borrower called in to check on status of inspection. On XX/XX/XXXX the borrower called in regarding remaining funds being released. On XX/XX/XXXX the borrower called in regarding status and was told that XX% completion is not enough to release funds. On XX/XX/XXXX the borrower called in to request inspection. On XX/XX/XXXX the borrower called in regarding final disbursement and was told mailed out to allow time for mail to arrive. There is no more contact mailed with borrower
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
						ADDITIONAL INFORMATION: N/A	04/30/2024	XX/XX/XXXX
2570320296	XXXX	XXXX	XXXX	2	[2] Current Status - Delinquent	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XX/XX/XXXX.  No contact prior to XX/XX/XXXX. On XX/XX/XXXX the borrower called to make a payment and discuss the balance. No contact from XX/XX/XXXX-XX/XX/XXXX. On XX/XX/XXXX contact made with the borrower who stated will call back. No contact from XX/XX/XXXX-XX/XX/XXXX. On XX/XX/XXXX contact made with the borrower who declined loss mitigation efforts. No further contact made. The loan is XX days delinquent.
REASON FOR DEFAULT: The reason for default is curtailment of income.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is Modification.
						ADDITIONAL INFORMATION: N/A	04/30/2024	XX/XX/XXXX
2570320756	XXXX	XXXX	XXXX	1	[1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent	LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XX/XX/XXXX.  Only borrower contact was on XX/XX/XXXX, when co-borrower called citing illness of principle borrower, and refused payment assistance. Agent went over loan status and amount due. No further contact evident.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
						ADDITIONAL INFORMATION: N/A	04/30/2024	XX/XX/XXXX
2570320634	XXXX	XXXX	XXXX	3	[3] Bankruptcy -: Multiple Bankruptcy Filings - 2 [1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent	LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XX/XX/XXXX.  There was no contact prior to XX/XX/XXXX. On XX/XX/XXXX, the borrower called to make a payment. On XX/XX/XXXX, the borrower called and ezpay was deleted. There was no further contact.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on XX/XX/XXXX.  The chapter is Chapter XX.  The bankruptcy case number is not available.  The most recent bankruptcy status is closed.  Case XXX, chapter XX, was discharged on XX/XX/XXXX.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
						ADDITIONAL INFORMATION: N/A	04/30/2024	XX/XX/XXXX
2570320303	XXXX	XXXX	XXXX	3	[3] There is evidence of property damage. [1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent	LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XX/XX/XXXX.  There was no contact from XX/XX/XXXX to XX/XX/XXXX. On XX/XX/XXXX, the borrower made a promise to pay. On XX/XX/XXXX, the borrower made a payment. On XX/XX/XXXX, the borrower had an account related inquiry. On XX/XX/XXXX, the borrower made a promise to pay. On XX/XX/XXXX, the borrower made a promise to pay. On XX/XX/XXXX, the borrower made a payment. On XX/XX/XXXX, the  borrower promised to return loss mitigation documents the following week. On XX/XX/XXXX, the borrower had a payment related inquiry. On XX/XX/XXXX, the borrower scheduled a payment by phone. On XX/XX/XXXX, the borrower had an escrow related inquiry. There was no further contact noted. The loan is current.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is evidence of property damage and the nature of the damage is XXX.  The borrower stated that the subject property was impacted during XXX (XXX), on XX/XX/XXXX. There is no indication that the borrower filed a loss draft claim or that repairs were XX% completed.  Property repair is in process.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
						ADDITIONAL INFORMATION: N/A	04/30/2024	XX/XX/XXXX
2570321769	XXXX	XXXX	XXXX	2	[2] Property is located in a XXX disaster area. [1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent	LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XX/XX/XXXX.  No contact with the borrower from XX/XX/XXXX through XX/XX/XXXX and the loan has been current. Spoke to the borrower on XX/XX/XXXX and they wanted to speak to loss draft. Spoke to the borrower on XX/XX/XXXX and they were upset with the claim process and stated she has had a heart attack. The customer stated the repairs were completed on the property from damage back in XXXX. The customers claim was from the previous servicer. The customer was informed everything would be available XX/XXXX. Prior notes indicate inspection XX% complete. XX/XX/XXXX Spoke to the borrower and they were informed they need to endorse the check and send it in to process the claim. Customer stated they had a death in their family.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
						ADDITIONAL INFORMATION: N/A	04/30/2024	XX/XX/XXXX
2570320751	XXXX	XXXX	XXXX	1	[1] Current Status - Performing [1] Deceased Borrower(s) - Trustee/Heir(s) identified and documented [1] Performing Loan and Weak Possibility of Going Delinquent	LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XX/XX/XXXX.  The borrower made payment by phone on XX/XX/XXXX, XX/XX/XXXX, XX/XX/XXXX, XX/XX/XXXX, XX/XX/XXXX, XX/XX/XXXX, XX/XX/XXXX, XX/XX/XXXX, XX/XX/XXXX, XX/XX/XXXX, XX/XX/XXXX, XX/XX/XXXX and XX/XX/XXXX. There was no further contact with the borrower. The loan has been performing throughout the review period.  Borrower is deceased and ---.  The date of death is XX/XX/XXXX.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
						ADDITIONAL INFORMATION: N/A	04/30/2024	XX/XX/XXXX
2570321804	XXXX	XXXX	XXXX	3	[3] There is evidence of property damage. [1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent	LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XX/XX/XXXX.  There was no contact prior to XX/XX/XXXX. The borrower called for endorsement of a claim check. On XX/XX/XXXX, the borrower was informed that the Adjuster's Report was missing pages. On XX/XX/XXXX, the borrower called in regarding insurance not being paid. The borrower was advised the policy on file was missing the details of coverage. On XX/XX/XXXX, the borrower returned a missed call, and was informed the call was to update on the escrow change. There was no further contact.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is evidence of property damage and the nature of the damage is XXX.  The borrower called on XX/XX/XXXX, to advise of a new claim for XXX damage. The date of loss was not provided. A check in the amount of $X.XX was received, and the borrower was advised the fully endorsed check and a copy of the Adjuster's Report was needed. A missing documents letter was sent on XX/XX/XXXX, for the Adjuster's Report. On XX/XX/XXXX, the borrower called and was informed of the missing pages needed of the Adjuster's Report. On XX/XX/XXXX, the claim check was submitted for endorsement. There is no further mention of the claim or repairs in the comments.  Property repair is in process.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
						ADDITIONAL INFORMATION: Comments on XX/XX/XXXX, indicate the property is located in a XXX disaster area. The type of disaster is not documented. Comments indicate damage to the property, and a claim has been filed.	04/30/2024	XX/XX/XXXX
2570321780	XXXX	XXXX	XXXX	3	[3] Property Damage - Structural - No evidence of resolution [1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent	LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XX/XX/XXXX.  On XX/XX/XXXX, the borrower had an account related inquiry. On XX/XX/XXXX, the borrower had an account related inquiry. On XX/XX/XXXX, the borrower had an account related inquiry. There was no further contact noted. As of the review date, the loan is current and performing.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is evidence of property damage and the nature of the damage is XXX.  A loss draft claim was filed, due to a XXX, on XX/XX/XXXX. A stamp and go approval was issued on XX/XX/XXXX. As of the review date, there was no final inspection completed.  The damage repair amount is estimated at $X.XX.  Property repair is in process.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
						ADDITIONAL INFORMATION: N/A	04/30/2024	XX/XX/XXXX
2570321803	XXXX	XXXX	XXXX	2	[2] Current Status - Delinquent	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XX/XX/XXXX.  Prior to XX/XX/XXXX, there was no contact with the borrower. On XX/XX/XXXX, the borrower scheduled payments for XX/XX/XXXX, XX/XX/XXXX and XX/XX/XXXX. Reason for delinquency was noted as excessive obligations. On XX/XX/XXXX, authorized third party scheduled payments for XX/XX/XXXX and XX/XX/XXXX. Reason for delinquency was due to unemployment. On XX/XX/XXXX, authorized third party scheduled a payment. On XX/XX/XXXX, authorized third party scheduled payments for XX/XX/XXXX and XX/XX/XXXX. On XX/XX/XXXX, authorized third party discussed drafted funds not being taken out. Advised them to call back if funds are not taken out. Reason for delinquency was noted as payment dispute. On XX/XX/XXXX, authorized third party made a payment and will make a payment by the end of the month. On XX/XX/XXXX, authorized third party scheduled a payment for XX/XX/XXXX. Reason for delinquency was due to excessive obligations. On XX/XX/XXXX, authorized third party scheduled a payment and noted excessive obligations as reason for default. There was no further contact with the borrower. Loan is XX days delinquent and next due for XX/XX/XXXX.
REASON FOR DEFAULT: The reason for default is excessive obligations.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is Reinstatement.
						ADDITIONAL INFORMATION: N/A	04/30/2024	XX/XX/XXXX
2570321719	XXXX	XXXX	XXXX	3	[3] There is evidence of property damage. [2] Current Status - Delinquent	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XX/XX/XXXX.  There was no contact with the borrower from XX/XX/XXXX to XX/XX/XXXX. On XX/XX/XXXX, the borrower stated the subject property’s XXX was damaged and they needed to file an insurance claim. There was no further contact noted. The loan is XX days delinquent with no loss mitigation plan in place. There is also no indication that a loss draft claim has been filed.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is evidence of property damage and the nature of the damage is XXX.  On XX/XX/XXXX, the borrower stated the subject property's XXX was damaged during XXX. As of the review date, there is no indication that a loss draft claim has been filed.  Property repairs have not started.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is Reinstatement.
						ADDITIONAL INFORMATION: N/A	04/30/2024	XX/XX/XXXX
2570320645	XXXX	XXXX	XXXX	3	[3] There is evidence of property damage. [1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent	LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XX/XX/XXXX.  On XX/XX/XXXX, borrower called to inquire about assistance for damages. Agent advised that they would have to go through insurance, and borrower said insurance won't cover. On XX/XX/XXXX, borrower called to report XXX damage due to XXX, and inquired about a home equity line of credit. Agent advised them to check with their bank. On XX/XX/XXXX, borrower called to set up repayment plan for XX months. On XX/XX/XXXX, borrower called to cancel payment. On XX/XX/XXXX, borrower called to cancel payment. On XX/XX/XXXX, borrower called to verify payment was scheduled. On XX/XX/XXXX, borrower called to reschedule payment. On XX/XX/XXXX, borrower called to cancel their repayment plan scheduled payment. On XX/XX/XXXX, agent called to collect payment, and borrower promised to pay by that XXX. On XX/XX/XXXX, borrower called to make a payment. On XX/XX/XXXX, borrower scheduled payment. On XX/XX/XXXX, borrower called to follow up on payment application. On XX/XX/XXXX, borrower promised to make payment. No further contact evident.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is evidence of property damage and the nature of the damage is XXX.  XXX damage to deck mentioned by borrower XX/XX/XXXX, estimated at $X.XX. Borrower stated that insurance would not cover damages.  The damage repair amount is estimated at $X.XX.  Property repairs have not started.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
						ADDITIONAL INFORMATION: N/A	04/30/2024	XX/XX/XXXX
2570320635	XXXX	XXXX	XXXX	2	[2] Current Status - Delinquent	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XX/XX/XXXX.  Prior to XX/XX/XXXX, there was no contact with the borrower. On XX/XX/XXXX, authorized third party inquired on payment amount. Advised them of post petition payment due in the amount of $X.XX. Borrower made a payment. On XX/XX/XXXX, authorized third party made a payment in the amount of $X.XX. On XX/XX/XXXX, authorized third party stated that they, nor the borrower filed bankruptcy and their brother did and wanted to know why they were penalized. On XX/XX/XXXX, XX/XX/XXXX and XX/XX/XXXX, authorized third party scheduled a payment in the amount of $X.XX. On XX/XX/XXXX, authorized third party check on loan status and will make a payment by the end of the month. On XX/XX/XXXX, XX/XX/XXXX and XX/XX/XXXX, authorized third party scheduled a payment in the amount of $X.XX. On XX/XX/XXXX, XX/XX/XXXX, and XX/XX/XXXX authorized third party made a payment in the amount of $X.XX. On XX/XX/XXXX, authorized third party stated that work was slow but now is picking up and will get caught up on their own. On XX/XX/XXXX and XX/XX/XXXX, authorized third party made a payment in the amount of $X.XX. There was no further contact with the borrower. Loan is performing and next due for XX/XX/XXXX.
REASON FOR DEFAULT: The reason for default is excessive obligations.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The chapter is Chapter XX.  The bankruptcy was filed under case number XXX.  The most recent bankruptcy status is dismissed.  The bankruptcy was dismissed on XX/XX/XXXX.  The proof of claim was filed XX/XX/XXXX.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is Reinstatement.
						ADDITIONAL INFORMATION: N/A	04/30/2024	XX/XX/XXXX
2570320653	XXXX	XXXX	XXXX	2	[2] Bankruptcy - BK Filed - No evidence POC filed [2] Current Status - Bankruptcy	LOAN STATUS: The current loan status is Bankruptcy.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XX/XX/XXXX.  There was no borrower contact made prior to XX/XX/XXXX, on XX/XX/XXXX the borrower called in to make a payment, the borrower was told to send letter of authorization from bankruptcy attorney before. On XX/XX/XXXX the bankruptcy attorney was called for payment. On XX/XX/XXXX the borrower called in for account status. On XX/XX/XXXX the borrower called in to make a payment. There was no further contact made with borrower
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The chapter is Chapter XX.  The bankruptcy was filed under case number XXX.  The most recent bankruptcy status is active.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is Reinstatement.
						ADDITIONAL INFORMATION: N/A	04/30/2024	XX/XX/XXXX
2570320618	XXXX	XXXX	XXXX	2	[2] Current Status - Delinquent	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XX/XX/XXXX.  There was no contact prior to XX/XX/XXXX.   On XX/XX/XXXX, the borrower called for general loan information.  From XX/XX/XXXX to XX/XX/XXXX, the servicer advised that needs a quit claim deed for the loss mitigation review.  A validity of debt dispute was received on XX/XX/XXXX.   A dispute resolution letter was mailed on XX/XX/XXXX.  On XX/XX/XXXX, the customer stated that is looking to refinance the loan.  From XX/XX/XXXX to XX/XX/XXXX, the loss mitigation status was discussed.  On XX/XX/XXXX, the servicer requested a quit claim deed for the loss mitigation review.  From XX/XX/XXXX to XX/XX/XXXX, the homeowner called and made monthly installment payments.  On XX/XX/XXXX, the customer stated that has been unable to locate the primary borrower to sign the retention documents or sign the quit claim deed.  On XX/XX/XXXX, a payment was made.  On XX/XX/XXXX, the customer promised to pay $X.XX on XX/XX/XXXX.  On XX/XX/XXXX, the co-borrower stated that the primary borrower abandoned the property and walked away XX years ago while was in the hospital for an extended period.   The co-borrower filed for a divorce at that time; but the property was not addressed in the divorce decree.  On XX/XX/XXXX, the co-borrower plans to continue making payments each month.  The agent confirmed that would keep the workout open for now.  On XX/XX/XXXX, the homeowner’s attorney called to see if able to proceed with the hardship application since the borrowers have not been in contact since the divorce.  There was no additional contact.  The loan is XX days delinquent.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is Reinstatement.
						ADDITIONAL INFORMATION: N/A	04/30/2024	XX/XX/XXXX
2570320601	XXXX	XXXX	XXXX	1	[1] Current Status - Performing [1] Deceased Borrower(s) - Trustee/Heir(s) identified and documented [1] Performing Loan and Weak Possibility of Going Delinquent	LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XX/XX/XXXX.  No contact prior to XX/XX/XXXX. On XX/XX/XXXX the borrower called to discuss the account. No contact from XX/XX/XXXX-XX/XX/XXXX. On XX/XX/XXXX the borrower called and stated the spouse passed and requested assistance to make a payment.  Also stated would send in the death certificate. On XX/XX/XXXX the borrower made a payment. On XX/XX/XXXX the borrower authorized a third party. On XX/XX/XXXX-XX/XX/XXXX the borrower called to discuss loss mitigation assistance to lower the payment. On XX/XX/XXXX the borrower called to discuss a payment. On XX/XX/XXXX and XX/XX/XXXX the borrower was advised the assistance was denied and discussed the escrow. On XX/XX/XXXX- XX/XX/XXXX the borrower called with a third party for the most recent statement and pay history. On XX/XX/XXXX the borrower called to discuss the payment. On XX/XX/XXXX the borrower called for the confirmation number. No further contact noted. The loan is performing.  Borrower is deceased and ---.  The date of death is unknown.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
						ADDITIONAL INFORMATION: N/A	04/30/2024	XX/XX/XXXX
2570320530	XXXX	XXXX	XXXX	2	[2] Property is located in a XXX disaster area. [1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent	LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XX/XX/XXXX.  On XX/XX/XXXX and XX/XX/XXXX the borrower stated that they paid the property taxes on XX/XX/XXXX in the amount of $X.XX. On XX/XX/XXXX the borrower called to speak to the tax department. On XX/XX/XXXX the borrower called to verify that the tax receipt and updated insurance policy was received. There was no contact with the borrower from XX/XX/XXXX through XX/XX/XXXX. On XX/XX/XXXX the borrower called to request the account balance. On XX/XX/XXXX the borrower stated that they paid the taxes and will be sending in the receipt. There has been no further contact with the borrower. The loan is currently performing.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
						ADDITIONAL INFORMATION: N/A	04/30/2024	XX/XX/XXXX
2570319787	XXXX	XXXX	XXXX	1	[1] Current Status - Performing [1] Deceased Borrower(s) - Trustee/Heir(s) identified and documented [1] Performing Loan and Weak Possibility of Going Delinquent	LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XX/XX/XXXX.  There was no contact prior to XX/XX/XXXX. On XX/XX/XXXX, the borrower indicated they would make the payment in XX days. There was no further contact.  Borrower is deceased and ---.  The date of death is unknown.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
						ADDITIONAL INFORMATION: N/A	04/30/2024	XX/XX/XXXX
2570320304	XXXX	XXXX	XXXX	2	[2] Current Status - Bankruptcy	LOAN STATUS: The current loan status is Bankruptcy.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XX/XX/XXXX.  There was no contact with borrower from XX/XX/XXXX to XX/XX/XXXX. Borrower called XX/XX/XXXX to discuss account. Borrower called XX/XX/XXXX to make payment. Borrower called XX/XX/XXXX to make payment. Borrower called XX/XX/XXXX to make payment. Borrower called XX/XX/XXXX to make payment. Borrower called XX/XX/XXXX to make payment. Borrower called XX/XX/XXXX to make payment. Borrower called XX/XX/XXXX to make payment. Borrower called XX/XX/XXXX to make payment. There was no further contact with borrower. Loan is in active Chapter XX bankruptcy and is performing.
REASON FOR DEFAULT:
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on XX/XX/XXXX.  The chapter is Chapter XX.  The bankruptcy was filed under case number XXX.  The most recent bankruptcy status is performing under plan.  The proof of claim was filed XX/XX/XXXX.
MODIFICATION: The loan has been modified.  The modification date is unavailable.  The modified principal balance is unavailable.  The modification interest rate is unavailable.  The modification maturity date is unavailable.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
						ADDITIONAL INFORMATION: N/A	04/30/2024	XX/XX/XXXX